Filed electronically with the Securities and Exchange Commission on November 2, 1998.

                                                                File No. 2-60330
                                                               File No. 811-2786

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933
                           Pre-Effective Amendment No.                     /   /
                         Post-Effective Amendment No.35                    /   /
                                       And           --                    / X /
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                    /   /

Amendment No. 35
              --                                                           / X /
                            KEMPER HIGH YIELD SERIES
                            ------------------------
               (Exact Name of Registrant as Specified in Charter)

               222 South Riverside Plaza, Chicago, Illinois 60606
               --------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 537-7000

                 Philip J. Collora, Vice President and Secretary
                 -----------------------------------------------
                            Kemper High Yield Series
                            ------------------------
                            222 South Riverside Plaza
                            -------------------------
                             Chicago, Illinois 60606
                             -----------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/   / Immediately upon filing pursuant to paragraph (b)      /   / days after filing pursuant to paragraph (a)(1)
/   / days after filing pursuant to paragraph (a)(2)         /   / On ( date ) pursuant to paragraph (b)
/ X / On January 1, 1999 pursuant to paragraph (a)(1)        /   / On ( date ) pursuant to paragraph (a)(2) of Rule 485.

/   / If Appropriate, check the following box:
     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            KEMPER HIGH YIELD SERIES:
                             KEMPER HIGH YIELD FUND
                       KEMPER HIGH YIELD OPPORTUNITY FUND

                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
                           ---------------------------

PART A
------

Item No.       Item Caption                Prospectus Caption
--------       ------------                ------------------

1.             Front and Back Cover Pages  FRONT AND BACK COVER

2.             Risk / Return Summary:      ABOUT THE FUNDS

               Investments, Risks and      INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES
               Performance                 PRINCIPAL RISK STRATEGIES OF THE FUNDS

3.             Risk/Return Summary: Fee    EXPENSE INFORMATION
               Table

4.             Investment Objectives,      INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES
               Principal Investment        INVESTMENT APPROACH OF THE FUNDS
               Strategies, and Related     PRINCIPAL RISKS
               Risks

5.             Management's Discussion     NOT APPLICABLE
               of Fund Performance

6.             Management, Organization,   INVESTMENT MANAGER
               and Capital Structure       PORTFOLIO MANAGEMENT

7.             Shareholder Information     TRANSACTION INFORMATION
                                           SHARE PRICE

8.             Distribution Arrangements   DISTRIBUTIONS AND TAXES
                                           TRANSACTION INFORMATION

9.             Financial Highlights        FINANCIAL HIGHLIGHTS
               Information

                                       2

                           KEMPER HIGH YIELD SERIES :
                             KEMPER HIGH YIELD FUND
                       KEMPER HIGH YIELD OPPORTUNITY FUND

                              CROSS-REFERENCE SHEET

PART B
------

Item No.       Item Caption                Caption in Statement of Additional Information
--------       ------------                ----------------------------------------------

10.            Cover Page  and Table of    COVER PAGE
               Contents                    TABLE OF CONTENTS

11.            Fund History                INVESTMENT MANAGER AND UNDERWRITER

12.            Description of the Fund     INVESTMENT POLICIES AND TECHNIQUES
               and Its Investments and     ADDITIONAL INVESTMENT INFORMATION
               Risks.                      INVESTMENT RESTRICTIONS

13.            Management of the Fund      OFFICERS AND TRUSTEES
                                           INVESTMENT MANAGER AND UNDERWRITER

14.            Control Persons and         OFFICERS AND TRUSTEES
               Principal Holders of        INVESTMENT MANAGER AND UNDERWRITER
               Securities

15.            Investment Advisory and     INVESTMENT MANAGER AND UNDERWRITER
               Other Services              OFFICERS AND TRUSTEES

16.            Brokerage Allocation        PORTFOLIO TRANSACTIONS
               and Other Practices         BROKERAGE   COMMISSIONS

17.            Capital Stock and           INVESTMENT POLICIES AND TECHNIQUES
               Other Securities

18.            Purchase, Redemption and    PURCHASE, REPURCHASE AND REDEMPTION OF SHARES
               Pricing of Shares           NET ASSET VALUE

19.            Taxation of the Fund.       DIVIDENDS AND TAXES

20.            Underwriters.               INVESTMENT MANAGER AND UNDERWRITER

21.            Calculation of              PERFORMANCE
               Performance Data.

22.            Financial Statements.       INAPPLICABLE

                                                             LONG TERM
                                                             INVESTING
                                                                  IN A
                                                            SHORT TERM
                                                                 WORLD



   January 1, 1999

Prospectus

Mutual funds:
o   are not FDIC-insured
o   have no bank guarantees
o   may lose value



                                                   Kemper Income Funds


                           Kemper Adjustable Rate U.S. Government Fund
                                        Kemper Diversified Income Fund
                                Kemper U.S. Government Securities Fund
                                                Kemper High Yield Fund
                                    Kemper High Yield Opportunity Fund
                           Kemper Income and Capital Preservation Fund
                                             Kemper U.S. Mortgage Fund
                             Kemper Short-Intermediate Government Fund

             The Securities and Exchange Commission is not responsible
                   for the accuracy or completeness of the information
                               in any prospectus, and gives no opinion
                  as to the merit of any mutual fund as an investment.

CONTENTS



  FIXED INCOME INVESTING.............................................4
    Investment approach of the funds.................................4
    Principal risk factors of the funds..............................4
ABOUT THE FUNDS......................................................6
  Kemper Adjustable Rate U.S. Government Fund........................6
  To Be Updated.....................................................13
  Kemper Diversified Income Fund....................................14
  Kemper U.S. Government Securities Fund............................22
  Kemper High Yield Fund............................................28
  Kemper High Yield Opportunity Fund................................36
  Kemper Income and Capital Preservation Fund.......................44
  Kemper U.S. Mortgage Fund.........................................52
  Kemper Short-Intermediate Government Fund.........................60
  To Be Updated.....................................................66
  Investment Manager................................................67
ABOUT YOUR INVESTMENT...............................................69
    Choosing a share class..........................................69
    Buying shares...................................................72
    Selling and exchanging shares...................................78
    Distributions and taxes.........................................79
    Transaction information.........................................81

                             FIXED INCOME INVESTING


Investment approach of the funds

This prospectus presents a selection of income funds with distinct investment approaches. Investors receive the benefits of professional management and liquidity through a single investment in shares of a fund.

Income funds offer you the opportunity to earn high current income, paid either monthly or quarterly. Income funds invest in bonds, mortgage pools (such as Ginnie Maes), and, occasionally, high-yield stocks. While market appreciation or depreciation is part of an income fund's return, interest income is the most important feature of these funds. Investors who are seeking higher income than a money market fund provides, or who are seeking to balance their growth investments with income, are typical shareholders in income funds.



Principal risk factors of the funds

There are market and investment risks with any security and the value of an investment in the funds will fluctuate over time.

Interest rates. Normally the value of a fund's investments varies inversely with changes in interest rates so that in periods of rising interest rates, the value of a fund's portfolio declines.

Maturity. Generally, longer -term securities are more susceptible to changes in value as a result of interest-rate changes than are shorter-term securities.



Credit quality. Fixed Income Securities are generally assigned ratings that assess the issuer's ability to make principal and interest payments on time. Those rated within the four highest grades by Moody's, S&P, Fitch or Duff are generally considered to be "investment grade." Like higher rated securities, securities rated in the Baa/BBB categories are considered to have adequate capacity to pay principal and interest, although they may have fewer protective provisions than higher rated securities and thus may be adversely affected by severe economic circumstances and are considered to have speculative characteristics.

Portfolio strategy. The portfolio management team's skill in choosing appropriate investments for the funds will determine in large part the funds' ability to achieve their respective investment objectives.

High Yield/High Risk Securities (Diversified, High Yield and Opportunity funds). Investments in high yield securities (often referred to as "junk bonds") are more likely to be effected by negative developments in their issuer or industry, and entail relatively greater risk of loss of income and principal than investments in higher rated securities. Market prices of high yield securities may fluctuate more than market prices of higher rated securities.

                             FIXED INCOME INVESTING

Foreign Securities (Diversified, High Yield, Income and Capital and Opportunity Funds). Foreign investments by certain funds involve risk and opportunity considerations not typically associated with investing in U.S. companies. The fund's net asset value may change in response to changes in currency exchange rates even though the value of the foreign securities in local currency terms may not have changed. A fund's investments in foreign securities may be in developed countries or in countries considered by the fund's investment manager to be developing or "emerging" markets, which involve exposure to economic structures that are generally less diverse and mature than in the United States, and to political systems that may be less stable.

No Government Guarantee. The government guarantee of the U.S.
Government securities in which certain funds invest (principally the Adjustable Rate, Government, Mortgage and Short-Intermediate
Government funds) does not guarantee the market value of the shares of the funds.


ABOUT THE FUNDS

              KEMPER ADJUSTABLE RATE U.S. GOVERNMENT FUND


Investment objective and principal strategies
Kemper Adjustable Rate U.S. Government Fund seeks high current income consistent with low volatility of principal. The fund's investment objective and policies may be changed without a vote of shareholders.

The fund is designed for the investor who seeks a higher yield than a money market fund or an insured bank certificate of deposit and less fluctuation in net asset value than a longer-term bond fund; unlike money market funds, however, the fund does not seek to maintain a stable net asset value and, unlike an insured bank certificate of deposit, the fund's shares are not insured.


Principal risks
The fund's principal risks are associated with investing in fixed income securities: interest rates movements, credit quality, maturity, and the investment manager's skill in managing the fund's portfolio. Please refer to "Fixed Income Investing" at the front of this prospectus for details.

              KEMPER ADJUSTABLE RATE U.S. GOVERNMENT FUND

Past performance
The chart and table that follow illustrate the changes in the fund's performance from year to year, as well as performance over time. Of course, past performance is not necessarily an indication of future performance.

Total returns for years ended December 31

A BAR CHART IS TO BE INSERTED HERE, BUT IT IS PRESENTLY BLANK.
--------------------------------------------------------------------------------
                                    BAR CHART
--------------------------------------------------------------------------------

During the fund's last 10 years of operation, the fund's greatest quarterly gain was ______ % (cite calendar quarter), and the fund's greatest quarterly loss was _______% (cite calendar quarter).

Average Annual Total Returns

                         Class A       Class B        Class C        Class I          Salomon
                                                                                     Brothers
For periods ended                                                                6-month T-bill
December 31, 1998

One Year                 __.__%        __.__%         __.__%         __.__%           __.__%
Five Years               __.__%        __.__%         __.__%         __.__%           __.__%
Ten Years                __.__%        __.__%         __.__%         __.__%           __.__%

Salomon Brothers 6-month T-Bill Index is an unmanaged index based on the average monthly yield of a 6-month Treasury Bill. Rates of Treasury obligations are fixed at issuance, and payment of principal and interest is backed by the U.S. Treasury. Market value will generally fluctuate inversely with interest rates prior to maturity and will equal par at maturity. Due to their short maturities, Treasury Bills experience very low market volatility. Index returns assume reinvestment of dividends and, unlike the fund's returns, do not reflect any fees or expenses.

              KEMPER ADJUSTABLE RATE U.S. GOVERNMENT FUND

Expense information

The following information is designed to help you understand the various costs and expenses of investing in the fund. Each class of shares has a different set of transaction fees, which will vary based on the length of time you hold shares in the fund and the amount of your investment. You will find details about fee discounts and waivers in the Buyingshares and Special features sections.


-------------------------------------------------------------------------------
Shareholder fees: Fees charged directly to your account in the fund for various transactions.
-------------------------------------------------------------------------------
                                            Class A  Class B   Class C  Class I
-------------------------------------------------------------------------------
Maximum Sales Charge on Purchases            3.5%     None      None      None
   (as a % of   offering price)
-------------------------------------------------------------------------------
Maximum Sales Charge on Reinvested
   Dividends                                 None     None      None      None
-------------------------------------------------------------------------------
Redemption Fee                               None     None      None      None
-------------------------------------------------------------------------------
Exchange Fee                                 None     None      None      None
-------------------------------------------------------------------------------
Maximum Deferred Sales Charge (as a %        None(1)   4%        1%       None
   of redemption proceeds)
-------------------------------------------------------------------------------
(1) The redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% during the first year and .50% during the second year.

-------------------------------------------------------------------------------
Annual fund operating expenses: Paid by the fund before it distributes its net investment income (expressed as a % of average daily net assets).
-------------------------------------------------------------------------------
                                            Class A  Class B   Class C  Class I
-------------------------------------------------------------------------------
Investment management fee
-------------------------------------------------------------------------------
Distribution (12b-1) fees
-------------------------------------------------------------------------------
Other expenses
-------------------------------------------------------------------------------
Total fund operating expenses
-------------------------------------------------------------------------------

              KEMPER ADJUSTABLE RATE U.S. GOVERNMENT FUND

Example
This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The example is hypothetical: actual fund expenses and return vary from year to year, and may be higher or lower than those shown.


Fees and expenses if you sold shares after:                 Fees and expenses if you did not sell your shares:

           Class A   Class B   Class C   Class I                       Class A   Class B   Class C   Class I

1 Year                                                      1 Year
------------------------------------------------------------------------------------------------------------
3 Years                                                     3 Years
------------------------------------------------------------------------------------------------------------
5 Years                                                     5 Years
------------------------------------------------------------------------------------------------------------
10 Years                                                    10 Years
------------------------------------------------------------------------------------------------------------

Principal strategies and investments


The fund seeks high current income consistent with low volatility of principal. Generally, the fund invests at least 65% of its total assets in adjustable rate securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The fund may invest without limit in Mortgage-Backed Securities. Mortgage-Backed Securities can have either a fixed rate of interest or an adjustable rate.


Adjustable rate securities bear interest at rates that adjust at periodic intervals in response to changes in market levels of interest rates generally. As the interest rates are reset periodically, yields on such securities will gradually align themselves to reflect changes in market interest rates. The adjustable interest rate feature of the securities in which the fund invests generally will act as a buffer to reduce sharp changes in the fund's net asset value in response to normal interest rate fluctuations. As the interest rates on the fund's investments are reset periodically, yields of portfolio securities will gradually align themselves to reflect changes in market rates

              KEMPER ADJUSTABLE RATE U.S. GOVERNMENT FUND

and should cause the net asset value of the fund's shares to fluctuate less dramatically than it would if the fund invested in long-term, fixed rate securities.

The fund may also invest up to 35% of its total assets in securities other than adjustable rate U.S. Government Securities including, without limitation, privately issued Mortgage-Backed Securities, commercial paper and other debt obligations of corporations and other business organizations, certificates of deposit, bankers' acceptances and time deposits and other debt securities such as convertible securities and preferred stocks. These securities will, at the time of purchase, be rated within the two highest grades (Aaa or Aa) assigned by Moody's Investors Service, Inc. ("Moody's"), or (AAA or AA) by Standard & Poor's Corporation ("S&P"), or will be non-rated but of comparable quality in the opinion of the investment manager.


While not a principal strategy, the fund may also utilize financial futures contracts and options.


From time to time, the fund may invest up to 100% of its assets in short-term high-grade debt securities, cash and cash equivalents for temporary defensive purposes. Defensive investments should serve to lessen volatility in an adverse market, although they will also generate lower returns than most other kinds of investments in most markets. Because this defensive policy differs from the fund's investment objective, the fund may not achieve its goals during a defensive period.

More information about investments and strategies is provided in the Statement of Additional Information. Of course, there can be no guarantee that by following these strategies, the fund will achieve its objective.

Related risks


 Adjustable rate securities allow the fund to participate in increases in interest rates through periodic adjustments in the interest rate resulting in both higher current yields and lower price fluctuations. During periods of declining interest rates, of course, the coupon rates may readjust downward, resulting in lower yields to the fund. Further, because of their adjustable nature, the value of adjustable rate mortgages is unlikely to rise during periods of declining interest rates to the same extent as fixed rate instruments. Interest rate declines may result in accelerated prepayment, and the proceeds from such prepayments must be reinvested at lower prevailing interest rates. However, during periods of rising interest rates, changes in the coupon rate lag behind changes in the market rate, possibly resulting in a lower net asset value until the coupon resets to market rates. Thus, investors could suffer some principal loss if they sold their shares of the fund before the interest rates on portfolio investments are adjusted to reflect current market rates. During periods of extreme fluctuations in interest rates, the fund's net asset value will fluctuate as well.

              KEMPER ADJUSTABLE RATE U.S. GOVERNMENT FUND

Financial highlights

The tables below are intended to help you understand the fund's financial performance for the past several years. The total return figures show what an investor in the fund would have earned (or lost) assuming reinvestment of all distributions. This information has been audited by Ernst & Young LLP whose report, along with the fund's financial statements, is included in the annual report, which is available upon request (see back cover).

                                  TO BE UPDATED

              KEMPER DIVERSIFIED INCOME FUND


Investment objective and principal strategies

Kemper Diversified Income Fund seeks a high current return. The fund's investment objective and policies may be changed without a vote of shareholders.


Although the fund may invest in high-yield/high risk debt securities and common stocks, the investment manager seeks to moderate overall portfolio risk through diversification. Factors considered include:
o   Relative value
o   Interest rate outlook
o   Yield curve outlook
o   Foreign currency outlook


 Principal risks

The fund's principal risks are associated with investing in high yield/high risk fixed income securities: interest rates movements, credit quality, maturity, and the investment manager's skill in managing the fund's portfolio. The fund may also be exposed to foreign security and currency risk. Please refer to "Fixed Income Investing" at the front of this prospectus for details.

              KEMPER DIVERSIFIED INCOME FUND

Past performance
The chart and table that follow illustrate the changes in the fund's performance from year to year, as well as performance over time. Of course, past performance is not necessarily an indication of future performance.

Total returns for years ended December 31

A BAR CHART IS TO BE INSERTED HERE, BUT IT IS PRESENTLY BLANK.
--------------------------------------------------------------------------------
                                    BAR CHART
--------------------------------------------------------------------------------

During the fund's last 10 years of operation, the fund's greatest quarterly gain was ______ % (cite calendar quarter), and the fund's greatest quarterly loss was _______% (cite calendar quarter).

Average Annual Total Returns

                         Class A       Class B        Class C        Class I            Lehman
                                                                  6-month T-bill       Brothers
                                                                                  Government/Coporate
For periods ended                                                                     Bond Index
December 31, 1998

One Year                 __.__%        __.__%         __.__%         __.__%             __.__%
Five Years               __.__%        __.__%         __.__%         __.__%             __.__%
Ten Years                __.__%        __.__%         __.__%         __.__%             __.__%

The Lehman Brothers Government/Corporate Bond Index is an unmanaged index comprised of intermediate and long-term government and investment grade corporate debt securities. Index returns assume reinvestment of dividends and, unlike the fund's returns, do not reflect any fees or expenses.

              KEMPER DIVERSIFIED INCOME FUND

Expense information


The following information is designed to help you understand the various costs and expenses of investing in the fund. Each class of shares has a different set of transaction fees, which will vary based on the length of time you hold shares in the fund and the amount of your investment. You will find details about fee discounts and waivers in the Buyingshares and Special features sections.


-------------------------------------------------------------------------------
Shareholder fees: Fees charged directly to your account in the fund for various transactions.
-------------------------------------------------------------------------------
                                            Class A  Class B   Class C  Class I
-------------------------------------------------------------------------------
Maximum Sales Charge on Purchases            4.5%     None      None      None
   (as a % of   offering price)
-------------------------------------------------------------------------------
Maximum Sales Charge on Reinvested
   Dividends                                 None     None      None      None
-------------------------------------------------------------------------------
Redemption Fee                               None     None      None      None
-------------------------------------------------------------------------------
Exchange Fee                                 None     None      None      None
-------------------------------------------------------------------------------
Maximum Deferred Sales Charge (as a %        None(1)   4%        1%       None
   of redemption proceeds)
-------------------------------------------------------------------------------
(1) The redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% during the first year and .50% during the second year.

-------------------------------------------------------------------------------
Annual fund operating expenses: Paid by the fund before it distributes its net investment income (expressed as a % of average daily net assets).
-------------------------------------------------------------------------------
                                            Class A  Class B   Class C  Class I
-------------------------------------------------------------------------------
Investment management fee
-------------------------------------------------------------------------------
Distribution (12b-1) fees
-------------------------------------------------------------------------------
Other expenses
-------------------------------------------------------------------------------
Total fund operating expenses
-------------------------------------------------------------------------------

              KEMPER DIVERSIFIED INCOME FUND
Example
This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The example is hypothetical: actual fund expenses and return vary from year to year, and may be higher or lower than those shown.


Fees and expenses if you sold shares after:                 Fees and expenses if you did not sell your shares:

           Class A   Class B   Class C   Class I                       Class A   Class B   Class C   Class I

1 Year                                                      1 Year
------------------------------------------------------------------------------------------------------------
3 Years                                                     3 Years
------------------------------------------------------------------------------------------------------------
5 Years                                                     5 Years
------------------------------------------------------------------------------------------------------------
10 Years                                                    10 Years
------------------------------------------------------------------------------------------------------------

Principal strategies and investments
The fund pursues its objective by investing primarily in fixed income securities and dividend-paying common stocks and by writing options.

Under normal market conditions, the fund will invest at least 65% of its total assets in income producing investments. Investment in equity securities will primarily be in dividend-paying common stocks. The percentage of assets invested in fixed income and equity securities will vary from time to time depending upon the judgment of the investment manager as to general market and economic conditions, trends in yields and interest rates and changes in fiscal or monetary policies.

The fund may invest without limit in high yield, fixed income securities, commonly referred to as "junk bonds," that are in the lower rating categories and those that are non-rated.

The fund may invest up to 50% of its total assets in foreign securities that are traded principally in securities markets outside the United States.

              KEMPER DIVERSIFIED INCOME FUND

In seeking to achieve its investment objective, the fund will invest in fixed income securities based on the investment manager's analysis without relying on any published ratings. The fund will invest in a particular fixed income security if in the investment manager's view, the increased yield offered, regardless of published ratings, is sufficient to compensate for a reasonable element of assumed risk. Since investments will be based upon the investment manager's analysis rather than upon published ratings, achievement of the fund's goals may depend more upon the abilities of the investment manager than would otherwise be the case.


While not a principal strategy, the fund may also utilize financial futures contracts and options.


From time to time, the fund may invest up to 100% of its assets in short-term high-grade debt securities, cash and cash equivalents for temporary defensive purposes. Defensive investments should serve to lessen volatility in an adverse market, although they will also generate lower returns than most other kinds of investments in most markets. Because this defensive policy differs from the fund's investment objective, the fund may not achieve its goals during a defensive period.

More information about investments and strategies is provided in the Statement of Additional Information. Of course, there can be no guarantee that by following these strategies, the fund will achieve its objective.

 Related risks

Lower-rated and non-rated securities, which are commonly referred to as "junk bonds," have widely varying characteristics and quality. These lower rated and non-rated fixed income securities are considered, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and generally will involve more credit risk than securities in the higher rating categories. The market values of such securities tend to reflect individual corporate developments to a greater extent than do those of higher rated securities, which react primarily to fluctuations in the general level of interest rates. Such lower rated securities also are more sensitive to economic conditions than are higher rated securities. Adverse publicity and investor perceptions regarding lower rated bonds, whether or not based on fundamental analysis, may depress the prices for such securities. These and other factors adversely affecting the market value of high yield securities will adversely affect the fund's net asset value.

              KEMPER DIVERSIFIED INCOME FUND

When investing in junk bonds, the fund seeks to achieve the highest yields possible while reducing relative risk through (a) broad diversification, (b) credit analysis by the investment manager of the issuers in which the fund invests, (c) purchase of high yield securities at discounts from par or stated value when practicable and (d) monitoring and seeking to anticipate changes and trends in the economy and financial markets that might affect the prices of portfolio securities. The investment manager, while seeking maximum current yield, will monitor current corporate developments with respect to portfolio securities and potential investments and to broad trends in the economy.

The fund may have difficulty disposing of certain junk bonds because they may have a thin trading market. Because not all dealers maintain markets in all high yield securities, the fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market may have an adverse effect on the market price and the fund's ability to dispose of particular issues and may also make it more difficult for the fund to obtain accurate market quotations for purposes of valuing the fund's assets. Market quotations generally are available on many high yield issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.


Foreign securities involve currency risks. The U.S. Dollar value of a foreign security tends to decrease when the value of the U.S. Dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. Dollar falls against such currency. Fluctuations in exchange rates may also affect the earning power and asset value of the entity issuing the security. Dividend and interest payments may be repatriated based on the exchange rate at the time of disbursement or payment, and restrictions on capital flows may be imposed. Losses and other expenses may be incurred in converting between various currencies.


Foreign securities may be subject to foreign government taxes that reduce their attractiveness. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possible imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities and the markets for such securities may be less liquid. In addition, there may be less publicly available information about foreign issuers than about domestic issuers. Many foreign issuers are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers. There is generally less regulation of stock exchanges, brokers, banks and listed companies abroad than in the United States. With respect to certain foreign countries, there is a possibility of expropriation or diplomatic developments that could affect investment in these countries.

              KEMPER DIVERSIFIED INCOME FUND

Investment in emerging securities markets may entail the lack of adequate custody arrangements for the fund's assets, overly burdensome repatriation and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or other reasons. Disclosure, regulatory and accounting standards in many respects are less stringent than in the United States and other developed markets. There also may be a lower level of monitoring and regulation of developing markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited. In the past, markets of developing or emerging market countries have been more volatile than the markets of developed countries; however, such markets often have provided higher rates of return to investors. The investment manager believes that these characteristics can be expected to continue in the future.

Investments in sovereign debt, including Brady Bonds, involve special risks. Brady Bonds are debt securities issued under a plan implemented to allow debtor nations to restructure their outstanding commercial bank indebtedness. Foreign governmental issuers of debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or pay interest when due. In the event of default, there may be limited or no legal recourse in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Political conditions, especially a sovereign entity's willingness to meet the terms of its fixed income securities, are of considerable significance. Also, there can be no assurance that the holders of commercial bank loans to the same sovereign entity may not contest payments to the holders of sovereign debt in the event of default under commercial bank loan agreements. In addition, there is no bankruptcy proceeding with respect to sovereign debt on which a sovereign has defaulted, and the fund may be unable to collect all or any part of its investment in a particular issue.

              KEMPER DIVERSIFIED INCOME FUND

Financial highlights

The tables below are intended to help you understand the fund's financial performance for the past several years. The total return figures show what an investor in the fund would have earned (or lost) assuming reinvestment of all distributions. This information has been audited by Ernst & Young LLP whose report, along with the fund's financial statements, is included in the annual report, which is available upon request (see back cover).

To Be Updated

              KEMPER U.S. GOVERNMENT SECURITIES FUND


Investment objective and principal strategies

Kemper U.S. Government Securities Fund seeks high current income, liquidity and security of principal. The fund's investment objective and policies may be changed without a vote of shareholders.

The fund invests predominantly in GNMA securities. The investment manager focuses on managing the portfolio's duration and selecting mortgage securities that are undervalued in comparison with other sectors of the market.


The fund is designed for the investor who seeks a higher yield than a money market fund or an insured bank certificate of deposit and less fluctuation in net asset value than a longer-term bond fund; unlike money market funds, however, the fund does not seek to maintain a stable net asset value and, unlike an insured bank certificate of deposit, the fund's shares are not insured.


Principal risks

The fund's principal risks are associated with investing in fixed income securities: interest rates movements, credit quality, maturity, and the investment manager's skill in managing the fund's portfolio. Please refer to "Fixed Income Investing" at the front of this prospectus for details.

              KEMPER U.S. GOVERNMENT SECURITIES FUND

Past performance
The chart and table that follow illustrate the changes in the fund's performance from year to year, as well as performance over time. Of course, past performance is not necessarily an indication of future performance.

Total returns for years ended December 31

A BAR CHART IS TO BE INSERTED HERE, BUT IT IS PRESENTLY BLANK.
--------------------------------------------------------------------------------
                              BAR CHART
--------------------------------------------------------------------------------

During the fund's last 10 years of operation, the fund's greatest quarterly gain was ______ % (cite calendar quarter), and the fund's greatest quarterly loss was _______% (cite calendar quarter).

Average Annual Total Returns

                         Class A       Class B        Class C        Class I          Salomon
                                                                                     Brothers 30-
For periods ended                                                                 Year GNMA Index
December 31, 1998

One Year                 __.__%        __.__%         __.__%         __.__%           __.__%
Five Years               __.__%        __.__%         __.__%         __.__%           __.__%
Ten Years                __.__%        __.__%         __.__%         __.__%           __.__%

The Salomon Brothers 30-Year GNMA Index is unmanaged, is on a total return basis with all dividends reinvested and is comprised of GNMA 30-year pass throughs of single family and graduated payment mortgages. In order for a GNMA coupon to be included in the index, it must have at least $200 million of outstanding coupon product. Index returns assume reinvestment of dividends and, unlike the fund's returns, do not reflect any fees or expenses.

              KEMPER U.S. GOVERNMENT SECURITIES FUND

Expense information

The following information is designed to help you understand the various costs and expenses of investing in the fund. Each class of shares has a different set of transaction fees, which will vary based on the length of time you hold shares in the fund and the amount of your investment. You will find details about fee discounts and waivers in the Buying shares and Special features sections.


-------------------------------------------------------------------------------
Shareholder fees: Fees charged directly to your account in the fund for various transactions.
-------------------------------------------------------------------------------
                                            Class A  Class B   Class C  Class I
-------------------------------------------------------------------------------
Maximum Sales Charge on Purchases            4.5%     None      None      None
   (as a % of   offering price)
-------------------------------------------------------------------------------
Maximum Sales Charge on Reinvested
   Dividends                                 None     None      None      None
-------------------------------------------------------------------------------
Redemption Fee                               None     None      None      None
-------------------------------------------------------------------------------
Exchange Fee                                 None     None      None      None
-------------------------------------------------------------------------------
Maximum Deferred Sales Charge (as a %        None(1)   4%        1%       None
   of redemption proceeds)
-------------------------------------------------------------------------------
(1) The redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% during the first year and .50% during the second year.

--------------------------------------------------------------------------------
Annual fund operating expenses: Paid by the fund before it distributes its net investment income (expressed as a % of average daily net assets).
-------------------------------------------------------------------------------
                                            Class A  Class B   Class C  Class I
-------------------------------------------------------------------------------
Investment management fee
-------------------------------------------------------------------------------
Distribution (12b-1) fees
-------------------------------------------------------------------------------
Other expenses
-------------------------------------------------------------------------------
Total fund operating expenses
-------------------------------------------------------------------------------

              KEMPER U.S. GOVERNMENT SECURITIES FUND

Example
This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The example is hypothetical: actual fund expenses and return vary from year to year, and may be higher or lower than those shown.


Fees and expenses if you sold shares after:                 Fees and expenses if you did not sell your shares:

           Class A   Class B   Class C   Class I                       Class A   Class B   Class C   Class I

1 Year                                                      1 Year
------------------------------------------------------------------------------------------------------------
3 Years                                                     3 Years
------------------------------------------------------------------------------------------------------------
5 Years                                                     5 Years
------------------------------------------------------------------------------------------------------------
10 Years                                                    10 Years
------------------------------------------------------------------------------------------------------------

Principal strategies and investments

The fund seeks high current income, liquidity and security of principal by investing in obligations issued or guaranteed by the U.S. Government or its agencies, and by obtaining rights to acquire such securities.


The fund invests up to 100% in Government National Mortgage Association ("GNMA") Certificates of the modified pass-through type. These GNMA Certificates are debt securities issued by a mortgage banker or other mortgagee and represent an interest in one or a pool of mortgages insured by the Federal Housing Administration or guaranteed by the Veterans Administration. GNMA guarantees the timely payment of monthly installments of principal and interest on modified pass-through Certificates at the time such payments are due, whether or not such amounts are collected by the issuer of these Certificates on the underlying mortgages. Mortgages included in single family residential mortgage pools backing an issue of GNMA Certificates have a maximum maturity of 30 years. The registered holders of GNMA Certificates (such as the fund) receive scheduled payments of principal and interest each month.

The fund may also invest in other U.S.  Government  Securities.  There
are   two   broad   categories   of   U.S.   Government-related   debt
instruments:


o   direct obligations of the U.S. Treasury

o securities issued or guaranteed by U.S. Government agencies. U.S. Treasury obligations are backed by the "full faith and credit" of the United States.

They differ primarily in interest rates, the length of maturities and the dates of issuance. In the case of U.S. Government agency obligations, some are backed by the full faith and credit of the United States and others are backed only by the rights of the issuer to borrow from the U.S. With respect to securities supported only by the credit of the issuing agency or by an additional line of credit with the U.S. Treasury, there is no guarantee that the U.S. Government will provide support to such agencies and such securities may involve risk of loss of principal and interest. U.S. Government Securities of the type in which the fund may invest have historically involved little risk of loss of principal if held to maturity.


While not a principal strategy, the fund may also utilize financial futures contracts and options.


From time to time, the fund may invest up to 100% of its assets in short-term high-grade debt securities, cash and cash equivalents for temporary defensive purposes. Defensive investments should serve to lessen volatility in an adverse market, although they will also generate lower returns than most other kinds of investments in most markets. Because this defensive policy differs from the fund's investment objective, the fund may not achieve its goals during a defensive period.

More information about investments and strategies is provided in the Statement of Additional Information. Of course, there can be no guarantee that by following these strategies, the fund will achieve its objective.

 Related risks

The potential for appreciation in the event of a decline in interest rates may be limited or negated by increased principal prepayments in respect to certain Mortgage-Backed Securities, such as GNMA Certificates. Prepayments of high interest rate Mortgage-Backed Securities during times of declining interest rates will tend to lower the return of the fund and may even result in losses to the fund if some securities were acquired at a premium. Moreover, during periods of rising interest rates, prepayments of Mortgage-Backed Securities may decline, resulting in the extension of the fund's average portfolio maturity. As a result, the fund's portfolio may experience greater volatility during periods of rising interest rates than under normal market conditions. With respect to U.S. Government Securities supported only by the credit of the issuing agency or by an additional line of credit with the U.S. Treasury, there is no guarantee that the U.S. Government will provide support to such agencies and such securities may involve risk of loss of principal and interest. The fund will not invest in Mortgage-Backed Securities issued by private issuers.

              KEMPER U.S. GOVERNMENT SECURITIES FUND

Financial highlights

The tables below are intended to help you understand the fund's financial performance for the past several years. The total return figures show what an investor in the fund would have earned (or lost) assuming reinvestment of all distributions. This information has been audited by Ernst & Young LLP whose report, along with the fund's financial statements, is included in the annual report, which is available upon request (see back cover).

To Be Updated

              KEMPER HIGH YIELD FUND


Investment objective and principal strategies

Kemper High Yield Fund seeks the highest level of current income obtainable from a professionally managed, diversified portfolio of fixed income securities which the fund's investment manager considers consistent with reasonable risk. The fund's investment objective and policies may be changed without a vote of shareholders.


The fund invests predominantly in high yield fixed income securities, including junk bonds and foreign securities.


Principal risks


The fund's principal risks are associated with investing in fixed income securities: interest rates movements, high yield/high risk securities, foreign securities, credit quality, maturity, and the investment manager's skill in managing the fund's portfolio. Please refer to "Fixed Income Investing" at the front of this prospectus for details.

              KEMPER HIGH YIELD FUND

Past performance
The chart and table that follow illustrate the changes in the fund's performance from year to year, as well as performance over time. Of course, past performance is not necessarily an indication of future performance.

Total returns for years ended December 31

A BAR CHART IS TO BE INSERTED HERE, BUT IT IS PRESENTLY BLANK.
--------------------------------------------------------------------------------
                                    BAR CHART
--------------------------------------------------------------------------------

During the fund's last 10 years of operation, the fund's greatest quarterly gain was ______ % (cite calendar quarter), and the fund's greatest quarterly loss was _______% (cite calendar quarter).

Average Annual Total Returns

                         Class A       Class B        Class C        Class I          Salomon
                                                                                 Brothers Long-Term
For periods ended                                                               High Yield Bond Index
December 31, 1998

One Year                 __.__%        __.__%         __.__%         __.__%           __.__%
Five Years               __.__%        __.__%         __.__%         __.__%           __.__%
Ten Years                __.__%        __.__%         __.__%         __.__%           __.__%

The Salomon Brothers Long-Term High Yield Bond Index is on a total return basis and is comprised of high yield bonds with a par value of $50 million or higher and a remaining maturity of ten years or longer rated BB+ or lower by Standard & Poor's Corporation or Ba1 or lower by Moody's Investors Service, Inc. This index is unmanaged. Index returns assume reinvestment of dividends and, unlike the fund's returns, do not reflect any fees or expenses.

              KEMPER HIGH YIELD FUND

Expense information

The following information is designed to help you understand the various costs and expenses of investing in the fund. Each class of shares has a different set of transaction fees, which will vary based on the length of time you hold shares in the fund and the amount of your investment. You will find details about fee discounts and waivers in the Buying shares and Special features sections.


-------------------------------------------------------------------------------
Shareholder fees: Fees charged directly to your account in the fund for various transactions.
-------------------------------------------------------------------------------
                                            Class A  Class B   Class C  Class I
-------------------------------------------------------------------------------
Maximum Sales Charge on Purchases            4.5%     None      None      None
   (as a % of   offering price)
-------------------------------------------------------------------------------
Maximum Sales Charge on Reinvested
   Dividends                                 None     None      None      None
-------------------------------------------------------------------------------
Redemption Fee                               None     None      None      None
-------------------------------------------------------------------------------
Exchange Fee                                 None     None      None      None
-------------------------------------------------------------------------------
Maximum Deferred Sales Charge (as a %        None(1)   4%        1%       None
   of redemption proceeds)
-------------------------------------------------------------------------------
(1) The redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% during the first year and .50% during the second year.

--------------------------------------------------------------------------------
Annual fund operating expenses: Paid by the fund before it distributes its net investment income (expressed as a % of average daily net assets).
-------------------------------------------------------------------------------
                                            Class A  Class B   Class C  Class I
-------------------------------------------------------------------------------
Investment management fee
-------------------------------------------------------------------------------
Distribution (12b-1) fees
-------------------------------------------------------------------------------
Other expenses
-------------------------------------------------------------------------------
Total fund operating expenses
-------------------------------------------------------------------------------

              KEMPER HIGH YIELD FUND
Example
This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The example is hypothetical: actual fund expenses and return vary from year to year, and may be higher or lower than those shown.


Fees and expenses if you sold shares after:                 Fees and expenses if you did not sell your shares:

           Class A   Class B   Class C   Class I                       Class A   Class B   Class C   Class I

1 Year                                                      1 Year
------------------------------------------------------------------------------------------------------------
3 Years                                                     3 Years
------------------------------------------------------------------------------------------------------------
5 Years                                                     5 Years
------------------------------------------------------------------------------------------------------------
10 Years                                                    10 Years
------------------------------------------------------------------------------------------------------------

Principal strategies and investments


The primary objective of the fund is to achieve the highest level of current income obtainable from a professionally managed, diversified portfolio of fixed income securities which the investment manager considers consistent with reasonable risk. As a secondary objective, the fund will seek capital gain where consistent with its primary objective.


The fund anticipates that under normal circumstances 90 to 100% of its assets will be invested in fixed income. The high yield, fixed income securities in which the fund intends to invest are commonly referred to as "junk bonds" and normally offer a current yield or yield to maturity that is significantly higher than the yield available from securities rated in the four highest categories assigned by S&P or Moody's. The characteristics of the securities in the fund's portfolio, such as the maturity and the type of issuer, will affect yields and yield differentials, which vary over time.

In seeking to achieve its investment objectives, the fund will invest in fixed income securities based on the investment manager's analysis without relying on published ratings. The fund will invest in a particular security if in the view of the investment manager the increased yield offered, regardless of published ratings, is sufficient to compensate for a reasonable element of assumed risk. Since investments will be based upon the investment manager's analysis rather than upon published ratings,

              KEMPER HIGH YIELD FUND

achievement of the fund's goals may depend more upon the abilities of the investment manager than would otherwise be the case


While not a principal strategy, the fund may also utilize financial futures contracts and options.


From time to time, the fund may invest up to 100% of its assets in short-term high-grade debt securities, cash and cash equivalents for temporary defensive purposes. Defensive investments should serve to lessen volatility in an adverse market, although they will also generate lower returns than most other kinds of investments in most markets. Because this defensive policy differs from the fund's investment objective, the fund may not achieve its goals during a defensive period.

More information about investments and strategies is provided in the Statement of Additional Information. Of course, there can be no guarantee that by following these strategies, the fund will achieve its objective.

Related risks

 Lower-rated and non-rated securities, which are commonly referred to as "junk bonds," have widely varying characteristics and quality. These fixed income securities are considered, on balance, to be predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and generally will involve more credit risk than securities in the higher rating categories. The market values of these securities tend to reflect individual corporate developments to a greater extent than do those of higher rated securities, which react primarily to fluctuations in the general level of interest rates. Junk bonds also are more sensitive to economic conditions than are higher rated securities. Adverse publicity and investor perceptions regarding lower rated bonds, whether or not based on fundamental analysis, may depress the prices for such securities. These and other factors adversely affecting the market value of high yield securities will adversely affect the fund's net asset value. In addition, the fund may have difficulty pricing or disposing of certain junk bonds because they may have a thin trading market.

              KEMPER HIGH YIELD FUND

When investing in junk bonds, the fund seeks to achieve the highest yields possible while reducing relative risk through (a) broad diversification, (b) credit analysis by the investment manager of the issuers in which the fund invests, (c) purchase of high yield securities at discounts from par or stated value when practicable and (d) monitoring and seeking to anticipate changes and trends in the economy and financial markets that might affect the prices of portfolio securities. The investment manager, while seeking maximum current yield, will monitor current corporate developments with respect to portfolio securities and potential investments and to broad trends in the economy.

Foreign securities involve currency risks. The U.S. Dollar value of a foreign security tends to decrease when the value of the U.S. Dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. Dollar falls against such currency. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing the security. Dividend and interest payments may be repatriated based on the exchange rate at the time of disbursement or payment, and restrictions on capital flows may be imposed. Losses and other expenses may be incurred in converting between various currencies.

Foreign securities may be subject to foreign government taxes that reduce their attractiveness. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possible imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities and the markets for such securities may be less liquid. In addition, there may be less publicly available information about foreign issuers than about domestic issuers. Many foreign issuers are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers. There is generally less regulation of stock exchanges, brokers, banks and listed companies abroad than in the United States. With respect to certain foreign countries, there is a possibility of expropriation or diplomatic developments that could affect investment in these countries.

              KEMPER HIGH YIELD FUND

Investment in emerging securities markets may entail the lack of adequate custody arrangements for the fund's assets, overly burdensome repatriation and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or other reasons. Disclosure, regulatory and accounting standards in many respects are less stringent than in the United States and other developed markets. There also may be a lower level of monitoring and regulation of developing markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited. In the past, markets of developing or emerging market countries have been more volatile than the markets of developed countries; however, such markets often have provided higher rates of return to investors. The investment manager believes that these characteristics can be expected to continue in the future.

Investments in sovereign debt, including Brady Bonds, involve special risks. Brady Bonds are debt securities issued under a plan implemented to allow debtor nations to restructure their outstanding commercial bank indebtedness. Foreign governmental issuers of debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or pay interest when due. In the event of default, there may be limited or no legal recourse in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Political conditions, especially a sovereign entity's willingness to meet the terms of its fixed income securities, are of considerable significance. Also, there can be no assurance that the holders of commercial bank loans to the same sovereign entity may not contest payments to the holders of sovereign debt in the event of default under commercial bank loan agreements. In addition, there is no bankruptcy proceeding with respect to sovereign debt on which a sovereign has defaulted, and the fund may be unable to collect all or any part of its investment in a particular issue.

              KEMPER HIGH YIELD FUND

Financial highlights

The tables below are intended to help you understand the fund's financial performance for the past several years. The total return figures show what an investor in the fund would have earned (or lost) assuming reinvestment of all distributions. This information has been audited by Ernst & Young LLP whose report, along with the fund's financial statements, is included in the annual report, which is available upon request (see back cover).

To Be Updated

              KEMPER HIGH YIELD OPPORTUNITY FUND


Investment objective and principal strategies

Kemper High Yield Opportunity Fund seeks total return through high current income and capital appreciation. The fund's investment objective and policies may be changed without a vote of shareholders.

While the fund invests primarily in high yield bonds, it also has the flexibility to invest in equity securities and emerging market debt securities. These investments are made to enhance total return.

Principal risks


The fund's principal risks are associated with investing in fixed income securities: interest rates movements, high yield/high risk securities, foreign securities, credit quality, maturity, and the investment manager's skill in managing the fund's portfolio. Please refer to "Fixed Income Investing" at the front of this prospectus for details.

              KEMPER HIGH YIELD OPPORTUNITY FUND

Past performance
The chart and table that follow illustrate the changes in the fund's performance from year to year, as well as performance over time. Of course, past performance is not necessarily an indication of future performance.

Total returns for years ended December 31

A BAR CHART IS TO BE INSERTED HERE, BUT IT IS PRESENTLY BLANK.
--------------------------------------------------------------------------------
                                    BAR CHART
--------------------------------------------------------------------------------

During the fund's last 10 years of operation, the fund's greatest quarterly gain was ______ % (cite calendar quarter), and the fund's greatest quarterly loss was _______% (cite calendar quarter).

Average Annual Total Returns

                         Class A       Class B        Class C        Class I          Salomon
                                                                                 Brothers Long-Term
For periods ended                                                               High Yield Bond Index
December 31, 1998

Life of Fund              __.__%        __.__%         __.__%         __.__%           __.__%


Long-Term High Yield Bond Index is on a total return basis and is comprised of high yield bonds with a par value of $50 million or higher and a remaining maturity of ten years or longer rated BB+ or lower by Standard & Poor's Corporation or Ba1 or lower by Moody's Investors Service, Inc. This index is unmanaged. Index returns assume reinvestment of dividends and, unlike the fund's returns, do not reflect any fees or expenses.

              KEMPER HIGH YIELD OPPORTUNITY FUND

Expense information


The following information is designed to help you understand the various costs and expenses of investing in the fund. Each class of shares has a different set of transaction fees, which will vary based on the length of time you hold shares in the fund and the amount of your investment. You will find details about fee discounts and waivers in the Buying shares and Special features sections.


-------------------------------------------------------------------------------
Shareholder fees: Fees charged directly to your account in the fund for various transactions.
-------------------------------------------------------------------------------
                                            Class A  Class B   Class C  Class I
-------------------------------------------------------------------------------
Maximum Sales Charge on Purchases            4.5%     None      None      None
   (as a % of   offering price)
-------------------------------------------------------------------------------
Maximum Sales Charge on Reinvested
   Dividends                                 None     None      None      None
-------------------------------------------------------------------------------
Redemption Fee                               None     None      None      None
-------------------------------------------------------------------------------
Exchange Fee                                 None     None      None      None
-------------------------------------------------------------------------------
Maximum Deferred Sales Charge (as a %        None(1)   4%        1%       None
   of redemption proceeds)
-------------------------------------------------------------------------------
(1) The redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% during the first year and .50% during the second year.

--------------------------------------------------------------------------------
Annual fund operating expenses: Paid by the fund before it distributes its net investment income (expressed as a % of average daily net assets).
-------------------------------------------------------------------------------
                                            Class A  Class B   Class C  Class I
-------------------------------------------------------------------------------
Investment management fee
-------------------------------------------------------------------------------
Distribution (12b-1) fees
-------------------------------------------------------------------------------
Other expenses
-------------------------------------------------------------------------------
Total fund operating expenses
-------------------------------------------------------------------------------

              KEMPER HIGH YIELD OPPORTUNITY FUND
Example
This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The example is hypothetical: actual fund expenses and return vary from year to year, and may be higher or lower than those shown.


Fees and expenses if you sold shares after:                 Fees and expenses if you did not sell your shares:

           Class A   Class B   Class C   Class I                       Class A   Class B   Class C   Class I

1 Year                                                      1 Year
------------------------------------------------------------------------------------------------------------
3 Years                                                     3 Years
------------------------------------------------------------------------------------------------------------
5 Years                                                     5 Years
------------------------------------------------------------------------------------------------------------
10 Years                                                    10 Years
------------------------------------------------------------------------------------------------------------

              KEMPER HIGH YIELD OPPORTUNITY FUND


Principal strategies and investments


The fund seeks total return through high current income and capital appreciation. The fund will invest primarily in fixed income securities and under normal market conditions, the fund will invest at least 65% of its total assets in high yield, fixed income securities. The fund anticipates that under normal conditions approximately 80 to 90% of its total assets will be held in high yield, fixed income securities.

The high yield, fixed income securities in which the fund intends to invest are commonly referred to as "junk bonds" and normally offer a current yield or yield to maturity that is significantly higher than the yield available from securities rated in the four highest categories assigned by S&P or Moody's. The characteristics of the securities in the fund's portfolio, such as the maturity and the type of issuer, will affect yields and yield differentials, which vary over time.

In seeking to achieve its investment objective, the fund will invest in fixed income securities based on the investment manager's analysis without relying on published ratings. The fund will invest in a particular security if in the view of the investment manager the increased yield offered, regardless of published ratings, is sufficient to compensate for a reasonable element of assumed risk. Since investments will be based upon the investment manager's analysis rather than upon published ratings, achievement of the fund's goals may depend more upon the abilities of the investment manager than would otherwise be the case.


While not a principal strategy, the fund may also purchase equity securities, borrow money for leverage purposes, utilize financial futures contracts and options.


From time to time, the fund may invest up to 100% of its assets in short-term high-grade debt securities, cash and cash equivalents for temporary defensive purposes. Defensive investments should serve to lessen volatility in an adverse market, although they will also generate lower returns than most other kinds of investments in most markets. Because this defensive policy differs from the fund's investment objective, the fund may not achieve its goals during a defensive period.

More information about investments and strategies is provided in the Statement of Additional Information. Of course, there can be no guarantee that by following these strategies, the fund will achieve its objective.

Related risks

Lower-rated and non-rated securities, which are commonly referred to as "junk bonds," have widely varying characteristics and quality. These fixed income securities are considered, on balance, to be predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and generally will involve more credit risk than securities in the higher rating categories. The market values of these securities tend to reflect individual corporate developments to a greater extent than do those of higher rated securities, which react primarily to fluctuations in the general level of interest rates. Junk bonds also are more sensitive to economic conditions than are higher rated securities. Adverse publicity and investor perceptions regarding lower rated bonds, whether or not based on fundamental analysis, may depress the prices for such securities. These and other factors adversely affecting the market value of high yield securities will adversely affect the fund's net asset value. In addition, the fund may have difficulty pricing or disposing of certain junk bonds because they may have a thin trading market.

When investing in junk bonds, the fund seeks to achieve the highest yields possible while reducing relative risk through (a) broad diversification, (b) credit analysis by the investment manager of the issuers in which the fund invests, (c) purchase of high yield securities at discounts from par or stated value when practicable and (d) monitoring and seeking to anticipate changes and trends in the economy and financial markets that might affect the prices of portfolio securities. The investment manager, while seeking maximum current yield, will monitor current corporate developments with respect to portfolio securities and potential investments and to broad trends in the economy.

Foreign securities involve currency risks. The U.S. Dollar value of a foreign security tends to decrease when the value of the U.S. Dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. Dollar falls against such currency. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing the security. Dividend and interest payments may be repatriated based on the exchange rate at the time of disbursement or payment, and restrictions on capital flows may be imposed. Losses and other expenses may be incurred in converting between various currencies.

Foreign securities may be subject to foreign government taxes that reduce their attractiveness. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possible imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities and the markets for such securities may be less liquid. In addition, there may be less publicly available information about foreign issuers than about domestic issuers. Many foreign issuers are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers. There is generally less regulation of stock exchanges, brokers, banks and listed companies abroad than in the United States. With respect to certain foreign countries, there is a possibility of expropriation or diplomatic developments that could affect investment in these countries.

Investment in emerging securities markets may entail the lack of adequate custody arrangements for the fund's assets, overly burdensome repatriation and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or other reasons. Disclosure, regulatory and accounting standards in many respects are less stringent than in the United States and other developed markets. There also may be a lower level of monitoring and regulation of developing markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited. In the past, markets of developing or emerging market countries have been more volatile than the markets of developed countries; however, such markets often have provided higher rates of return to investors. The investment manager believes that these characteristics can be expected to continue in the future.

Investments in sovereign debt, including Brady Bonds, involve special risks. Brady Bonds are debt securities issued under a plan implemented to allow debtor nations to restructure their outstanding commercial bank indebtedness. Foreign governmental issuers of debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or pay interest when due. In the event of default, there may be limited or no legal recourse in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Political conditions, especially a sovereign entity's willingness to meet the terms of its fixed income securities, are of considerable significance. Also, there can be no assurance that the holders of commercial bank loans to the same sovereign entity may not contest payments to the holders of sovereign debt in the event of default under commercial bank loan agreements. In addition, there is no bankruptcy proceeding with respect to sovereign debt on which a sovereign has defaulted, and the fund may be unable to collect all or any part of its investment in a particular issue.

              KEMPER HIGH YIELD OPPORTUNITY FUND

Financial highlights

The tables below are intended to help you understand the fund's financial performance for the past several years. The total return figures show what an investor in the fund would have earned (or lost) assuming reinvestment of all distributions. This information has been audited by Ernst & Young LLP whose report, along with the fund's financial statements, is included in the annual report, which is available upon request (see back cover).

To Be Updated

              KEMPER INCOME AND CAPITAL PRESERVATION FUND


Investment objective and principal strategies

Kemper Income and Capital Preservation Fund seeks as high a level of current income as is consistent with prudent investment management, preservation of capital and ready marketability of its portfolio. The fund's investment objective and policies may be changed without a vote of shareholders.

In pursuit of its dual objectives, the fund focuses on:

o   Security selection
o   Asset allocation changes
o   Interest rate sensitivity adjustments

The fund invests predominantly in corporate bonds.

Principal risks
The fund's principal risks are associated with investing in fixed income securities: interest rates movements, credit quality, maturity, and the investment manager's skill in managing the fund's portfolio. Please refer to "Fixed Income Investing" at the front of this prospectus for details.

              KEMPER INCOME AND CAPITAL PRESERVATION FUND

Past performance
The chart and table that follow illustrate the changes in the fund's performance from year to year, as well as performance over time. Of course, past performance is not necessarily an indication of future performance.

Total returns for years ended December 31

A BAR CHART IS TO BE INSERTED HERE, BUT IT IS PRESENTLY BLANK.
--------------------------------------------------------------------------------
                                    BAR CHART
--------------------------------------------------------------------------------

During the fund's last 10 years of operation, the fund's greatest quarterly gain was ______ % (cite calendar quarter), and the fund's greatest quarterly loss was _______% (cite calendar quarter).

Average Annual Total Returns

                         Class A       Class B        Class C        Class I      Lehman Brothers
                                                                                   Aggregate Bond
For periods ended                                                                      Index
December 31, 1998

One Year                 __.__%        __.__%         __.__%         __.__%           __.__%
Five Years               __.__%        __.__%         __.__%         __.__%           __.__%
Ten Years                __.__%        __.__%         __.__%         __.__%           __.__%


The Lehman Brothers Aggregate Bond Index is an unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage backed securities. Index returns assume reinvestment of dividends and, unlike the fund's returns, do not reflect any fees or expenses.

              KEMPER INCOME AND CAPITAL PRESERVATION FUND

Expense information

The following information is designed to help you understand the various costs and expenses of investing in the fund. Each class of shares has a different set of transaction fees, which will vary based on the length of time you hold shares in the fund and the amount of your investment. You will find details about fee discounts and waivers in the Buying shares and Special features sections.


-------------------------------------------------------------------------------
Shareholder fees: Fees charged directly to your account in the fund for various transactions.
-------------------------------------------------------------------------------
                                            Class A  Class B   Class C  Class I
-------------------------------------------------------------------------------
Maximum Sales Charge on Purchases            4.5%     None      None      None
   (as a % of  offering price)
-------------------------------------------------------------------------------
Maximum Sales Charge on Reinvested
   Dividends                                 None     None      None      None
-------------------------------------------------------------------------------
Redemption Fee                               None     None      None      None
-------------------------------------------------------------------------------
Exchange Fee                                 None     None      None      None
-------------------------------------------------------------------------------
Maximum Deferred Sales Charge (as a %        None(1)   4%        1%       None
   of redemption proceeds)
-------------------------------------------------------------------------------
(1) The redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% during the first year and .50% during the second year.

--------------------------------------------------------------------------------
Annual fund operating expenses: Paid by the fund before it distributes its net investment income (expressed as a % of average daily net assets).
-------------------------------------------------------------------------------
                                            Class A  Class B   Class C  Class I
-------------------------------------------------------------------------------
Investment management fee
-------------------------------------------------------------------------------
Distribution (12b-1) fees
-------------------------------------------------------------------------------
Other expenses
-------------------------------------------------------------------------------
Total fund operating expenses
-------------------------------------------------------------------------------

              KEMPER INCOME AND CAPITAL PRESERVATION FUND
Example
This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The example is hypothetical: actual fund expenses and return vary from year to year, and may be higher or lower than those shown.


Fees and expenses if you sold shares after:                 Fees and expenses if you did not sell your shares:

           Class A   Class B   Class C   Class I                       Class A   Class B   Class C   Class I

1 Year                                                      1 Year
------------------------------------------------------------------------------------------------------------
3 Years                                                     3 Years
------------------------------------------------------------------------------------------------------------
5 Years                                                     5 Years
------------------------------------------------------------------------------------------------------------
10 Years                                                    10 Years
------------------------------------------------------------------------------------------------------------

Principal strategies and investments

              KEMPER INCOME AND CAPITAL PRESERVATION FUND

The fund seeks as high a level of current income as is consistent with prudent investment management, preservation of capital and ready marketability of its portfolio by investing primarily in a diversified portfolio of investment grade debt securities.

 Superior security selection with an emphasis on corporate bonds, is a critical focus. The investment manager seeks to buy and hold the securities of companies whose balance sheets, cash flows and/or fundamental business prospects are expected to improve, and conversely to sell securities which cannot meet these criteria. The fund will also trade securities based on their perceived value.

The fund invests predominantly in corporate debt securities which are rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by S&P and mortgage backed securities.


The investment manager seeks to determine the appropriate asset class weightings among corporate bonds, U.S. Government securities and mortgage backed securities. Within the corporate bond holdings of the fund, the investment manager's strategy focuses on specific industry weightings and overall credit quality.

 While not a principal strategy, the fund may also invest in fixed income securities that are rated below BBB by S&P and Baa by Moody's or are non-rated, invest in foreign securities and foreign currency transactions, utilize financial futures contracts and options.


From time to time, the fund may invest up to 100% of its assets in short-term high-grade debt securities, cash and cash equivalents for temporary defensive purposes. Defensive investments should serve to lessen volatility in an adverse market, although they will also generate lower returns than most other kinds of investments in most markets. Because this defensive policy differs from the fund's investment objective, the fund may not achieve its goals during a defensive period.

More information about investments and strategies is provided in the Statement of Additional Information. Of course, there can be no guarantee that by following these strategies, the fund will achieve its objective.

Related risks

Corporate debt securities rated within the four highest grades by Moody's or S&P are generally considered to be "investment grade." Like higher rated securities, securities rated in the BBB or Baa categories are considered to have adequate capacity to pay principal and interest, although they may have fewer protective provisions than higher rated securities and thus may be adversely affected by severe economic circumstances and are considered to have speculative characteristics.

Foreign securities involve currency risks. The U.S. Dollar value of a foreign security tends to decrease when the value of the U.S. Dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. Dollar falls against such currency. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing the security. Dividend and interest payments may be repatriated based on the exchange rate at the time of disbursement or payment, and restrictions on capital flows may be imposed. Losses and other expenses may be incurred in converting between various currencies.

Foreign securities may be subject to foreign government taxes that reduce their attractiveness. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possible imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities and the markets for such securities may be less liquid. In addition, there may be less publicly available information about foreign issuers than about domestic issuers. Many foreign issuers are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers. There is generally less regulation of stock exchanges, brokers, banks and listed companies abroad than in the United States. With respect to certain foreign countries, there is a possibility of expropriation or diplomatic developments that could affect investment in these countries.

              KEMPER INCOME AND CAPITAL PRESERVATION FUND

Investment in emerging securities markets may entail the lack of adequate custody arrangements for the fund's assets, overly burdensome repatriation and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or other reasons. Disclosure, regulatory and accounting standards in many respects are less stringent than in the United States and other developed markets. There also may be a lower level of monitoring and regulation of developing markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited. In the past, markets of developing or emerging market countries have been more volatile than the markets of developed countries; however, such markets often have provided higher rates of return to investors. The investment manager believes that these characteristics can be expected to continue in the future.

Investments in sovereign debt, including Brady Bonds, involve special risks. Brady Bonds are debt securities issued under a plan implemented to allow debtor nations to restructure their outstanding commercial bank indebtedness. Foreign governmental issuers of debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or pay interest when due. In the event of default, there may be limited or no legal recourse in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Political conditions, especially a sovereign entity's willingness to meet the terms of its fixed income securities, are of considerable significance. Also, there can be no assurance that the holders of commercial bank loans to the same sovereign entity may not contest payments to the holders of sovereign debt in the event of default under commercial bank loan agreements. In addition, there is no bankruptcy proceeding with respect to sovereign debt on which a sovereign has defaulted, and the fund may be unable to collect all or any part of its investment in a particular issue.

              KEMPER INCOME AND CAPITAL PRESERVATION FUND

Financial highlights

The tables below are intended to help you understand the fund's financial performance for the past several years. The total return figures show what an investor in the fund would have earned (or lost) assuming reinvestment of all distributions. This information has been audited by Ernst & Young LLP whose report, along with the fund's financial statements, is included in the annual report, which is available upon request (see back cover).

To Be Updated.

              KEMPER U.S. MORTGAGE FUND


Investment objective and principal strategies

Kemper U.S. Mortgage Fund seeks maximum current return from U.S. Government securities. The fund's investment objective and policies may be changed without a vote of shareholders.


The fund invests predominantly in mortgaged backed securities.


Principal risks
The fund's principal risks are associated with investing in fixed income securities: interest rates movements, credit quality, maturity, and the investment manager's skill in managing the fund's portfolio. Please refer to "Fixed Income Investing" at the front of this prospectus for details.

              KEMPER U.S. MORTGAGE FUND

Past performance
The chart and table that follow illustrate the changes in the fund's performance from year to year, as well as performance over time. Of course, past performance is not necessarily an indication of future performance.

Total returns for years ended December 31

A BAR CHART IS TO BE INSERTED HERE, BUT IT IS PRESENTLY BLANK.
--------------------------------------------------------------------------------
                                    BAR CHART
--------------------------------------------------------------------------------

During the fund's last 10 years of operation, the fund's greatest quarterly gain was ______ % (cite calendar quarter), and the fund's greatest quarterly loss was _______% (cite calendar quarter).

Average Annual Total Returns

                         Class A       Class B        Class C        Class I      Salomon Brothers
                                                                                   30-Year GNMA
For periods ended                                                                      Index
December 31, 1998

One Year                 __.__%        __.__%         __.__%         __.__%           __.__%
Five Years               __.__%        __.__%         __.__%         __.__%           __.__%
Ten Years                __.__%        __.__%         __.__%         __.__%           __.__%


Salomon Brothers 30-Year GNMA Index, an unmanaged index, is based on total return with all dividends reinvested and is comprised of GNMA 30-year pass throughs of single family and graduated payment mortgages. In order for a GNMA coupon to be included in the index, it must have at least $200 million of outstanding coupon product. Index returns assume reinvestment of dividends and, unlike the fund's returns, do not reflect any fees or expenses.

              KEMPER U.S. MORTGAGE FUND

Expense information

The following information is designed to help you understand the various costs and expenses of investing in the fund. Each class of shares has a different set of transaction fees, which will vary based on the length of time you hold shares in the fund and the amount of your investment. You will find details about fee discounts and waivers in the Buying shares and Special features sections.


-------------------------------------------------------------------------------
Shareholder fees: Fees charged directly to your account in the fund for various transactions.
-------------------------------------------------------------------------------
                                            Class A  Class B   Class C  Class I
-------------------------------------------------------------------------------
Maximum Sales Charge on Purchases            4.5%     None      None      None
   (as a % of  offering price)
-------------------------------------------------------------------------------
Maximum Sales Charge on Reinvested
   Dividends                                 None     None      None      None
-------------------------------------------------------------------------------
Redemption Fee                               None     None      None      None
-------------------------------------------------------------------------------
Exchange Fee                                 None     None      None      None
-------------------------------------------------------------------------------
Maximum Deferred Sales Charge (as a %        None(1)   4%        1%       None
   of redemption proceeds)
-------------------------------------------------------------------------------
(1) The redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% during the first year and .50% during the second year.

--------------------------------------------------------------------------------
Annual fund operating expenses: Paid by the fund before it distributes its net investment income (expressed as a % of average daily net assets).
-------------------------------------------------------------------------------
                                            Class A  Class B   Class C  Class I
-------------------------------------------------------------------------------
Investment management fee
-------------------------------------------------------------------------------
Distribution (12b-1) fees
-------------------------------------------------------------------------------
Other expenses
-------------------------------------------------------------------------------
Total fund operating expenses
-------------------------------------------------------------------------------

              KEMPER U.S. MORTGAGE FUND
Example
This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The example is hypothetical: actual fund expenses and return vary from year to year, and may be higher or lower than those shown.


Fees and expenses if you sold shares after:                 Fees and expenses if you did not sell your shares:

           Class A   Class B   Class C   Class I                       Class A   Class B   Class C   Class I

1 Year                                                      1 Year
------------------------------------------------------------------------------------------------------------
3 Years                                                     3 Years
------------------------------------------------------------------------------------------------------------
5 Years                                                     5 Years
------------------------------------------------------------------------------------------------------------
10 Years                                                    10 Years
------------------------------------------------------------------------------------------------------------

Principal strategies and investments

              KEMPER U.S. MORTGAGE FUND

The fund seeks maximum current return from a portfolio of U.S. Government Securities.

Generally, at least 65% of the fund's total assets normally are invested in Mortgage-Backed Securities. Mortgage-Backed Securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. There are currently three basic types of Mortgage-Backed Securities:

o those issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as the Government National Mortgage Association ("Ginnie Mae" or "GNMA"), the Federal National Mortgage Association ("Fannie Mae" or "FNMA") and the Federal Home Loan Mortgage Corporation ("Freddie Mac" or "FHLMC")

o those issued by private issuers that represent an interest in or are collateralized by Mortgage-Backed Securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities

o those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or Mortgage-Backed Securities without a government guarantee but usually having some form of private credit enhancement.

The dominant issuers or guarantors of Mortgage-Backed Securities today are GNMA, FNMA and FHLMC. GNMA creates mortgage securities from pools of government guaranteed or insured mortgages. FNMA and FHLMC issue Mortgage-Backed Securities from pools of conventional and federally insured and/or guaranteed residential mortgages obtained from various entities. Mortgage-Backed Securities issued by GNMA, FNMA and FHLMC are considered U.S. Government Securities. The fund does not invest in Mortgage-Backed Securities issued by private issuers.


U.S. Government Securities of the type in which the fund may invest have historically involved little risk of loss of principal if held to maturity, although valuations will change in various markets and, as a result, the value of Fund shares when you redeem may be more or less than the amount invested.

While not a principal strategy, the fund may utilize financial futures contracts and options.

              KEMPER U.S. MORTGAGE FUND

From time to time, the fund may invest up to 100% of its assets in short-term high-grade debt securities, cash and cash equivalents for temporary defensive purposes. Defensive investments should serve to lessen volatility in an adverse market, although they will also generate lower returns than most other kinds of investments in most markets. Because this defensive policy differs from the fund's investment objective, the fund may not achieve its goals during a defensive period.

More information about investments and strategies is provided in the Statement of Additional Information. Of course, there can be no guarantee that by following these strategies, the fund will achieve its objective.

 Related risks

As interest rates rise, the value of the fund's investments will tend to decline and, as interest rates fall, the value of the fund's investments will tend to increase. In addition, the potential for appreciation in the event of a decline in interest rates may be limited or negated by increased principal prepayments in respect to certain Mortgage-Backed Securities, such as GNMA Certificates. Prepayment of high interest rate Mortgage-Backed Securities during times of declining interest rates will tend to lower the return of the fund and may even result in losses to the fund if some securities were acquired at a premium. Moreover, during periods of rising interest rates, prepayments of Mortgage-Backed Securities may decline, resulting in the extension of the fund's average portfolio maturity. As a result, the fund's portfolio may experience greater volatility during periods of rising interest rates than under normal market conditions.

              KEMPER U.S. MORTGAGE FUND

Financial highlights

The tables below are intended to help you understand the fund's financial performance for the past several years. The total return figures show what an investor in the fund would have earned (or lost) assuming reinvestment of all distributions. This information has been audited by Ernst & Young LLP whose report, along with the fund's financial statements, is included in the annual report, which is available upon request (see back cover).

To Be Updated.

              KEMPER SHORT-INTERMEDIATE GOVERNMENT FUND


Investment objective and principal strategies

Kemper Short-Intermediate Government Fund seeks, with equal emphasis, high current income and preservation of capital from a portfolio composed primarily of short and intermediate-term U.S. Government securities. The fund's investment objective and policies may be changed without a vote of shareholders.

Under normal market conditions, the fund maintains a dollar-weighted average portfolio maturity of more than two years but less than five years. Short and intermediate-term securities generally are more stable and less susceptible to principal decline than longer term securities. While short and intermediate-term securities in most cases offer lower yields than securities with longer maturities, the fund will seek to enhance income through limited investment in fixed income securities other than U.S. Government Securities. The investment manager believes that investment in short and intermediate-term securities allows the fund to seek both high current income and preservation of capital.

Principal risks

The fund's principal risks are associated with investing in fixed income securities: interest rates movements, credit quality, maturity, and the investment manager's skill in managing the fund's portfolio. Please refer to "Fixed Income Investing" at the front of this prospectus for details.

              KEMPER SHORT-INTERMEDIATE GOVERNMENT FUND

Past performance

The chart and table that follow illustrate the changes in the fund's performance from year to year, as well as performance over time. Of course, past performance is not necessarily an indication of future performance.

Total returns for years ended December 31

A BAR CHART IS TO BE INSERTED HERE, BUT IT IS PRESENTLY BLANK.
--------------------------------------------------------------------------------
                                    BAR CHART
--------------------------------------------------------------------------------

During the fund's last 10 years of operation, the fund's greatest quarterly gain was ______ % (cite calendar quarter), and the fund's greatest quarterly loss was _______% (cite calendar quarter).

Average Annual Total Returns

                         Class A       Class B        Class C        Class I      Merrill Lynch
                                                                                  1-5 Government/
For periods ended                                                                  GNMA Index
December 31, 1998

One Year                 __.__%        __.__%         __.__%         __.__%           __.__%
Five Years               __.__%        __.__%         __.__%         __.__%           __.__%
Ten Years                __.__%        __.__%         __.__%         __.__%           __.__%


The Merrill Lynch Market Weighted Index, an unmanaged index, is comprised of the universe of 1-5 year Treasuries plus the Merrill Lynch GNMA Index. Index returns assume reinvestment of dividends and, unlike the fund's returns, do not reflect any fees or expenses.

              KEMPER SHORT-INTERMEDIATE GOVERNMENT FUND

Expense information

The following information is designed to help you understand the various costs and expenses of investing in the fund. Each class of shares has a different set of transaction fees, which will vary based on the length of time you hold shares in the fund and the amount of your investment. You will find details about fee discounts and waivers in the Buyingshares and Special features sections.


-------------------------------------------------------------------------------
Shareholder fees: Fees charged directly to your account in the fund for various transactions.
-------------------------------------------------------------------------------
                                            Class A  Class B   Class C  Class I
-------------------------------------------------------------------------------
Maximum Sales Charge on Purchases            4.5%     None      None      None
   (as a % of  offering price)
-------------------------------------------------------------------------------
Maximum Sales Charge on Reinvested
   Dividends                                 None     None      None      None
-------------------------------------------------------------------------------
Redemption Fee                               None     None      None      None
-------------------------------------------------------------------------------
Exchange Fee                                 None     None      None      None
-------------------------------------------------------------------------------
Maximum Deferred Sales Charge (as a %        None(1)   4%        1%       None
   of redemption proceeds)
-------------------------------------------------------------------------------
(1) The redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% during the first year and .50% during the second year.

--------------------------------------------------------------------------------
Annual fund operating expenses: Paid by the fund before it distributes its net investment income (expressed as a % of average daily net assets).
-------------------------------------------------------------------------------
                                            Class A  Class B   Class C  Class I
-------------------------------------------------------------------------------
Investment management fee
-------------------------------------------------------------------------------
Distribution (12b-1) fees
-------------------------------------------------------------------------------
Other expenses
-------------------------------------------------------------------------------
Total fund operating expenses
-------------------------------------------------------------------------------

              KEMPER SHORT-INTERMEDIATE GOVERNMENT FUND
Example
This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The example is hypothetical: actual fund expenses and return vary from year to year, and may be higher or lower than those shown.


Fees and expenses if you sold shares after:                 Fees and expenses if you did not sell your shares:

           Class A   Class B   Class C   Class I                       Class A   Class B   Class C   Class I

1 Year                                                      1 Year
------------------------------------------------------------------------------------------------------------
3 Years                                                     3 Years
------------------------------------------------------------------------------------------------------------
5 Years                                                     5 Years
------------------------------------------------------------------------------------------------------------
10 Years                                                    10 Years
------------------------------------------------------------------------------------------------------------

Principal strategies and investments

              KEMPER SHORT-INTERMEDIATE GOVERNMENT FUND

The fund seeks, with equal emphasis, high current income and preservation of capital from a portfolio composed primarily of short and intermediate-term U.S. Government Securities.

Generally, the fund invests at least 65% of its total assets in U.S. Government Securities and repurchase agreements of U.S. Government Securities. There are two broad categories of U.S. Government-related debt instruments:

o   direct obligations of the U.S. Treasury

o securities issued or guaranteed by U.S. Government agencies. U.S. Treasury obligations are backed by the "full faith and credit" of the United States.

They differ primarily in interest rates, the length of maturities and the dates of issuance. In the case of U.S. Government agency obligations, some are backed by the full faith and credit of the United States and others are backed only by the rights of the issuer to borrow from the U.S. With respect to securities supported only by the credit of the issuing agency or by an additional line of credit with the U.S. Treasury, there is no guarantee that the U.S. Government will provide support to such agencies and such securities may involve risk of loss of principal and interest. U.S. Government Securities of the type in which the fund may invest have historically involved little risk of loss of principal if held to maturity.

The maturity of a security held by the fund will generally be considered to be the time remaining until repayment of the principal amount of such security, except that the maturity of a security may be considered to be a shorter period in the case of (a) contractual rights to dispose of a security, because such rights limit the period during which the fund bears a market risk with respect to the security, and (b) Mortgage-Backed Securities, because of possible prepayment of principal on the mortgages underlying such securities.

Up to 35% of the total assets of the fund may be invested in fixed income securities other than U.S. Government Securities. Such other fixed income securities include:

o corporate debt securities that are rated at the time of purchase within the four highest grades by either Moody's (Aaa, Aa, A, or Baa) or S&P (AAA, AA, A, or BBB)

              KEMPER SHORT-INTERMEDIATE GOVERNMENT FUND

o commercial paper that is rated at the time of purchase within the two highest grades by either Moody's (Prime-1 or Prime-2) or S&P (A-1 or A-2)

o bank certificates of deposit (including term deposits) or bankers' acceptances issued by domestic banks (including their foreign branches) and Canadian chartered banks having total assets in excess of $1 billion

o   repurchase agreements with respect to any of the foregoing.

Corporate debt securities rated within the four highest grades by Moody's or S&P are generally considered to be "investment grade." Like higher rated securities, securities rated in the BBB or Baa categories are considered to have adequate capacity to pay principal and interest, although they may have fewer protective provisions than higher rated securities and thus may be adversely affected by severe economic circumstances and are considered to have speculative characteristics.


While not a principal strategy, the fund may also utilize financial futures contracts and options.


From time to time, the fund may invest up to 100% of its assets in short-term high-grade debt securities, cash and cash equivalents for temporary defensive purposes. Defensive investments should serve to lessen volatility in an adverse market, although they will also generate lower returns than most other kinds of investments in most markets. Because this defensive policy differs from the fund's investment objective, the fund may not achieve its goals during a defensive period.

More information about investments and strategies is provided in the Statement of Additional Information. Of course, there can be no guarantee that by following these strategies, the fund will achieve its objective.

              KEMPER SHORT-INTERMEDIATE GOVERNMENT FUND

Financial highlights

The tables below are intended to help you understand the fund's financial performance for the past several years. The total return figures show what an investor in the fund would have earned (or lost) assuming reinvestment of all distributions. This information has been audited by Ernst & Young LLP whose report, along with the fund's financial statements, is included in the annual report, which is available upon request (see back cover).

                                  TO BE UPDATED

                               INVESTMENT MANAGER

The funds retain the investment management firm of Scudder Kemper Investments, Inc., Two International Place, Boston, MA, to manage their daily investment and business affairs subject to the policies established by the funds' Boards. Scudder Kemper Investments, Inc. actively manages the funds' investments. Professional management can be an important advantage for investors who do not have the time or expertise to invest directly in individual securities. Scudder Kemper Investments, Inc. is one of the largest and most experienced investment management organizations worldwide. They are one of the ten largest mutual fund companies in the U.S., managing more than $230 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, and private family and individual accounts.

Portfolio management
The following investment professionals are associated with the funds as indicated:

Adjustable Rate U.S. Government Fund
U.S. Government Securities Fund
U.S. Mortgage Fund
Short-Intermediate Government Fund

Name & Title      Joined the Fund  Responsibilities & Background
--------------------------------------------------------------------------------
Richard L.        1996             Joined  Scudder  Kemper in March
Vandenberg                         1996.  He began  his  investment
Lead Manager                       career in ____.

Scott E. Dolan    1998             Joined  Scudder  Kemper in 1989.
                                   He began his investment career in ____.

John E. Dugenske  1998             Joined  Scudder  Kemper in 1998.
                                   He began his investment career in ____.
--------------------------------------------------------------------------------

Diversified Income Fund

Name & Title      Joined the Fund  Responsibilities & Background
--------------------------------------------------------------------------------
Joseph P.         1997             Joined  Scudder  Kemper in April
Beimford, Lead                     1976.  He began  his  investment
Manager                            career in ____.

Robert S.         1994             Joined  Scudder  Kemper in 1993.
Cessine                            He began his  investment  career
                                   in ____.

Harry E. Resis,   1992             Joined  Scudder  Kemper  in June
Jr.                                1988.  He began  his  investment
                                   career in ____.

Michael A.        1990             Joined    Scudder    Kemper   in
McNamara                           February   1972.  He  began  his
                                   investment career in ____.

Richard L.        1996             Joined  Scudder  Kemper in March
Vandenberg                         1996.  He began  his  investment
                                   career in ____.

M. Isabel         1990             Joined  Scudder  Kemper in 1990.
Saltzman                           She began her investment  career
                                   in ____.

High Yield Fund

Name & Title      Joined the Fund  Responsibilities & Background
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael           1990             Joined    Scudder    Kemper   in
McNamara,                          February   1972.  He  began  his
Co-Manager                         investment career in ____.

Harry E. Resis,   1992             Joined  Scudder  Kemper  in June
Jr.,                               1988.  He began  his  investment
Co-Manager                         career in ____.
--------------------------------------------------------------------

High Yield Opportunity Fund

Name & Title      Joined the Fund  Responsibilities & Background
--------------------------------------------------------------------------------
Michael           1990             Joined    Scudder    Kemper   in
McNamara,                          February   1972.  He  began  his
Co-Manager                         investment career in ____.

Harry E. Resis,   1992             Joined  Scudder  Kemper  in June
Jr.,                               1988.  He began  his  investment
Co-Manager                         career in ____.

Daniel J. Doyle   1997             Joined    Scudder    Kemper   in
                                   February   1986.  He  began  his
                                   investment career in ____.
--------------------------------------------------------------------------------

Income and Capital Preservation Fund

Name & Title      Joined the Fund  Responsibilities & Background
--------------------------------------------------------------------------------
Robert S.         1994             Joined  Scudder  Kemper in 1993.
Cessine,  Lead                     He began his  investment  career
Manager                            in ____.

Stephen A. Wohler 1998             Joined  Scudder  Kemper in 1979.
                                   He began his  investment  career
                                   in ____.

 Year 2000 issue

Like other mutual funds and financial and business organizations worldwide, the funds could be adversely affected if computer systems on which a fund relies, which primarily includes those used by the investment manager, its affiliates or other service providers, are unable to correctly process date-related information on and after January 1, 2000. This risk is commonly called the Year 2000 Issue. Failure to successfully address the Year 2000 Issue could result in interruptions to and other material adverse effects on the funds' business and operations. The investment manager has commenced a review of the Year 2000 Issue as it may affect the funds and is taking steps it believes are reasonably designed to address the Year 2000 Issue, although there can be no assurances that these steps will be sufficient. In addition, there can be no assurances that the Year 2000 Issue will not have an adverse effect on the companies whose securities are held by a fund or on global markets or economies generally.


ABOUT YOUR INVESTMENT

Choosing a share class

Each fund provides investors with the option of purchasing shares in the following ways:

Class A Shares      Offered at net asset value plus a
                    maximum sales charge of 4.5% (3.5% for the Adjustable Rate and Short-Intermediate
                    Government Funds) of the offering price.
                    Reduced sales charges apply to purchases of $100,000 or more. Class A shares purchased at net asset value under the Large Order NAV
                    Purchase Privilege may be subject to a 1% contingent deferred sales charge if redeemed within one year of purchase and a .50% contingent deferred sales charge if redeemed during the second year of purchase.

Class B Shares      Offered at net asset value, subject to
                    a Rule 12b-1 distribution fee and a contingent deferred sales charge that declines from 4% to zero on certain redemptions made within six years of purchase. Class B shares automatically convert into Class A shares (which have lower ongoing expenses) six years after purchase.

Class C Shares      Offered at net asset value without an
                    initial sales charge, but subject to a Rule
                    12b-1 distribution fee and a 1% contingent deferred sales charge on redemptions made within one year of purchase. Class C shares do not convert into another class.

Class I Shares      Offered at net asset value. There is
                    no initial sales charge, contingent deferred sales charge or Rule 12b-1 distribution fee.

When placing purchase orders, investors must specify whether the order is for Class A, Class B, Class C or Class I shares. Each class of shares represents interests in the same portfolio of investments of a fund.

The decision as to which class to choose depends on a number of factors, including the amount and intended length of the investment. Investors that qualify for reduced sales charges might consider Class A shares. Investors who prefer not to pay an initial sales charge and who plan to hold their investment for more than six years might consider Class B shares. Investors who prefer not to pay an initial sales charge but who plan to redeem their shares within six years might consider Class C shares. Institutional investors will wish to select Class I shares. For more information about the these arrangements, consult your financial representative or the Shareholder Service Agent. Be aware that financial services firms may receive different compensation depending upon which class of shares they sell.

Special features
Class A Shares -- Combined Purchases. Each fund's Class A shares (or the equivalent) may be purchased at the rate applicable to the discount bracket attained by combining concurrent investments in Class A shares of most Kemper Funds.


Class A Shares -- Letter of Intent. The same reduced sales charges for Class A shares also apply to the aggregate amount of purchases made by any purchaser within a 24-month period under a written Letter of Intent ("Letter") provided by Kemper Distributors, Inc. The Letter, which imposes no obligation to purchase or sell additional Class A shares, provides for a price adjustment depending upon the actual amount purchased within such period.


Class A Shares -- Cumulative Discount. Class A shares of a fund may also be purchased at the rate applicable to the discount bracket attained by adding to the cost of shares of a fund being purchased, the value of all Class A shares of the above mentioned Kemper Funds (computed at the maximum offering price at the time of the purchase for which the discount is applicable) already owned by the investor.

Exchange Privilege -- General. Shareholders of Class A, Class B, Class C and Class I shares may exchange their shares for shares of the corresponding class of Kemper Mutual Funds (and in the case of Class I shares, Zurich Money Market
Fund). Shares of a Kemper Fund with a value in excess of $1,000,000 (except Kemper Cash Reserves Fund) acquired by exchange from another Kemper Fund, or from a Money Market Fund, may not be exchanged thereafter until they have been owned for 15 days (the "15 Day Hold Policy").

For purposes of determining any contingent deferred sales charge that may be imposed upon the redemption of the shares received on exchange, amounts exchanged retain their original cost and purchase date.

Buying shares

Class A Shares

Public
Offering         Amount of Purchase     Sales Charge           Sales Charge as a
Price.                                   as a % of                   % of Net
Including                              Offering Price            Amount Invested
Sales Charge                           --------------            ---------------

              Less than $50,000            5.75%
              $50,000 but less than        4.50
                 $100,000
              $100,000 but less than       3.50
                 $250,000
              $250,000 but less than       2.60
                 $500,000
              $500,000 but less than       2.00
                 $1 million
              $1 million and over          0.00**

              **Redemption of shares may be subject to a contingent deferred sales charge as discussed below.

NAV Purchases   Class A shares of a fund may be purchased at net asset value by:

                o shareholders in connection with the investment or reinvestment of income and capital gain dividends

                o a participant-directed qualified retirement plan or a participant-directed non-qualified deferred compensation plan or a participant-directed qualified retirement plan which is not sponsored by a K-12 school district, provided in each case that such plan has not less than 200 eligible employees

                o any purchaser with Kemper Funds investment totals of at least $1,000,000

                o unitholders of unit investment trusts sponsored by Ranson & Associates, Inc. or its predecessors through reinvestment programs described in the prospectuses of such trusts that have such programs

                o officers, trustees, directors, employees (including retirees) and sales representatives of a fund, its investment manager, its principal underwriter or certain affiliated companies, for themselves or members of their families

                o persons who purchase shares through bank trust departments that process such trades through an automated, integrated mutual fund clearing program provided by a third party clearing firm

                o registered representatives and employees of broker-dealers having selling group agreements with Kemper Distributors

                o officers, directors, and employees of service agents of the funds

                o members of the plaintiff class in the proceeding known as Howard and Audrey Tabankin, et al. v. Kemper Short-Term Global Income Fund, et. al., Case No. 93 C 5231 (N.D.IL)

                o selected employees (including their spouses and dependent children) of banks and other financial services firms that provide administrative services related to the funds pursuant to an agreement with Kemper Distributors or one of its affiliates

                o certain professionals who assist in the promotion of Kemper Funds pursuant to personal services contracts with Kemper Distributors, for themselves or members of their families

                o in connection with the acquisition of the assets of or merger or consolidation with another investment company

                o shareholders who owned shares of Kemper Value Series, Inc. ("KVS") on September 8, 1995, and have continuously owned shares of KVS (or a Kemper Fund acquired by exchange of KVS shares) since that date, for themselves or members of their families

                o any trust, pension, profit-sharing or other benefit plan for only such persons.

                o persons who purchase shares of the fund through Kemper Distributors as part of an automated billing and wage deduction program administered by RewardsPlus of America


                o by certain investment advisers registered under the Investment Advisers Act of 1940 and other financial services firms, acting solely as agent for their clients, that adhere to certain standards established by KDI, including a requirement that such shares be purchased for the benefit of their clients participating in an investment advisory program or agency commission program under which such clients pay a fee to the investment adviser or other firm for portfolio management or agency brokerage services.


Contingent      A contingent deferred sales charge may be imposed upon
Deferred Sales  redemption of Class A shares purchased under the Large Order NAV
Charge          Purchase Privilege as follows: 1% if they are redeemed within one year of purchase and .50% if redeemed during the second year following purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The contingent deferred sales charge will be waived in the event of:

                o redemptions under a fund's Systematic Withdrawal Plan at a maximum of 10% per year of the net asset value of the account

                o redemption of shares of a shareholder (including a registered joint owner) who has died

                o redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration)

                o redemptions by a participant-directed qualified retirement plan or a participant-directed non-qualified deferred compensation plan or a participant-directed qualified retirement plan which is not sponsored by a K-12 school district

                o redemptions by employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent

                o redemptions of shares whose dealer of record at the time of the investment notifies Kemper Distributors that the dealer waives the commission applicable to such Large Order NAV Purchase

Rule 12b-1 Fee  None


Exchange        Class A shares may be exchanged for each other at
Privilege       their relative net asset values. Shares of Money
                Market Funds and Kemper Cash Reserves Fund acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange

                Class A shares purchased under the Large Order NAV Purchase Privilege may be exchanged for Class A shares of any Kemper Fund or a Money Market Fund without paying any contingent deferred sales charge. If the Class A shares received on exchange are redeemed thereafter, a contingent deferred sales charge may be imposed

Class B Shares

Public          Net asset value per share without any sales charge at the time
Offering Price  of purchase

Contingent
Deferred        A contingent deferred sales charge may be imposed upon Deferred
Sales Charge    redemption of Class B shares. There is no such charge upon redemption of any share appreciation or reinvested dividends.
                The charge is computed at the following rates applied to the value of the shares redeemed excluding amounts not subject to the charge.

Year of Redemption        First   Second   Third   Fourth   Fifth   Sixth
After Purchase:
--------------------------------------------------------------------------------
Contingent Deferred         4%      3%       3%      2%       2%      1%
Sales Charge:
--------------------------------------------------------------------------------

                The contingent deferred sales charge will be waived:

                o for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's Kemper IRA accounts)

                o for redemptions made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Code Section 72(t)(2)(A)(iv) prior to age 59 1/2

                o for redemptions made pursuant to a systematic withdrawal plan (see "Special Features -- Systematic Withdrawal Plan" below)

                o in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed

                o in the event of the death of the shareholder (including a registered joint owner)

                The contingent deferred sales charge will also be waived in connection with the following redemptions of shares held by employer sponsored employee benefit plans maintained on the subaccount record keeping system made available by the Shareholder Service Agent:

                o redemptions to satisfy participant loan advances (note that loan repayments constitute new purchases for purposes of the contingent deferred sales charge and the conversion privilege)

                o redemptions in connection with retirement distributions (limited at any one time to 10% of the total value of plan assets invested in a fund o redemptions in connection with distributions qualifying under the hardship provisions of the Code

                o redemptions representing returns of excess contributions to such plans

Rule 12b-1 Fee  0.75%


Conversion      Class B shares of a fund will automatically convert to  Class
Feature         A shares of the same fund six years after issuance on
                the basis of the relative net asset value per share. Shares purchased through the reinvestment of dividends and other distributions paid with respect to Class B shares in a shareholder's fund account will be converted to Class A shares on a pro rata basis.

Exchange        Class B  shares of a fund and Class B  shares of most Kemper
Privilege       Funds may be exchanged for each other at their  relative net asset values without a contingent
                deferred sales charge.

Class C Shares


Public          Net asset value per share without any sales  charge at the
Offering Price  time of purchase

Contingent      A contingent deferred sales charge of 1% may be
Deferred Sales  imposed upon redemption of Class C shares redeemed within
Charge          one year of purchase. The charge will not be imposed upon
                redemption of reinvested dividends or share appreciation. The contingent deferred sales charge will be waived in the event of:

                o redemptions by a participant-directed qualified retirement plan described in Code Section 401(a) or a participant-directed non-qualified deferred compensation plan described in Code Section 457

                o redemptions by employer sponsored employee benefit plans (or their participants) using the subaccount record keeping system made available through the Shareholder Service Agent

                o redemption of shares of a shareholder (including a registered joint owner) who has died

                o redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration)

                o redemptions under a fund's Systematic Withdrawal Plan at a maximum of 10% per year of the net asset value of the account

                o redemption of shares by an employer sponsored employee benefit plan that offers funds in addition to Kemper Funds and whose dealer of record has waived the advance of the first year administrative service and distribution fees applicable to such shares and agrees to receive such fees quarterly

                o redemption of shares purchased through a dealer-sponsored asset allocation program maintained on an omnibus record-keeping system provided the dealer of record has waived the advance of the first year administrative services and distribution fees applicable to such shares and has agreed to receive such fees quarterly

Rule 12b-1 Fee  0.75%


Conversion        None
Feature

Exchange          Class C  shares of a fund and  Class C  shares of
Privilege         most  Kemper  Funds  may be  exchanged  for  each
                  other  at  their   relative  net  asset   values.
                  Class C   shares  may  be  exchanged   without  a
                  contingent deferred sales charge.

Class I Shares

Public          Net  asset  value  per  share  without  any sales
Offering        charge  at the time of  purchase.  Class I shares
Price           are  available  for purchase  exclusively  by the
                following investors:

                o tax-exempt retirement plans of Kemper Financial Services, Inc. and its affiliates

                o the following investment advisory clients of Kemper Financial Services, Inc and its investment advisory affiliates (including Kemper Asset Management Company) that invest at least $1 million in a Fund: (1) unaffiliated benefit plans, such as qualified retirement plans (other than individual retirement accounts and self-directed retirement plans); (2) unaffiliated banks and insurance companies purchasing for their own accounts; and (3) endowment funds of unaffiliated non-profit organizations. Class I shares currently are available for purchase only from Kemper Distributors, Inc., principal underwriter for the Funds, Share certificates are not available for Class I shares.

Contingent      None
Deferred
Sales Charge


Rule 12b-1 Fee  None


Conversion      None
Feature

Exchange        Class I  shares of a fund and  Class I  shares of
Privilege       most Kemper  Funds and Zurich  Money  Market Fund
                may be exchanged for each other at their relative net asset values. Class I shares may be exchanged without a contingent deferred sales charge.

Selling and exchanging shares

General
Any shareholder may require a fund to redeem his or her shares. When shares are held for the account of a shareholder by the funds' transfer agent, the shareholder may redeem them by sending a written request with signatures guaranteed to Kemper Mutual Funds, Attention: Redemption Department, P.O. Box 419557, Kansas City, Missouri 64141-6557.

Share certificates
When certificates for shares have been issued, they must be mailed to or deposited with the Shareholder Service Agent, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed. The redemption request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.

Repurchases (confirmed redemptions)
A request for repurchase may be communicated by a shareholder through a securities dealer or other financial services firm to Kemper Distributors, which each fund has authorized to act as its agent. There is no charge by Kemper Distributors with respect to repurchases; however, dealers or other firms may charge customary commissions for their services. The offer to repurchase may be suspended at any time. Requirements as to stock powers, certificates, payments and delay of payments are the same as for redemptions.

Reinvestment privilege
Under certain circumstances, a shareholder who has redeemed Class A shares may reinvest up to the full amount redeemed at net asset value at the time of the reinvestment. These reinvested shares will retain their original cost and purchase date for purposes of the contingent deferred sales charge. Also, a holder of Class B shares who has redeemed shares may reinvest up to the full amount redeemed, less any applicable contingent deferred sales charge that may have been imposed upon the redemption of such shares, at net asset value in Class A shares. The reinvestment privilege may be terminated or modified at any time.

Distributions and taxes

Dividends and capital gains distributions
The funds declare daily dividends from net investment income. Net investment income consists of all interest income earned on portfolio assets less all fund expenses. Income dividends are distributed monthly and dividends of net realized capital gains are distributed annually.

Dividends are calculated in the same manner, at the same time and on the same day for each class of shares. The level of income dividends varies from one class to another based on the class' fees and expenses.

Income and capital gain dividends, if any, of a fund will be credited to shareholder accounts in full and fractional shares of the same class of that fund at net asset value on the reinvestment date, except that, upon written request to the Shareholder Service Agent, a shareholder may select one of the following options:

(1) To receive income and short-term capital gain dividends in cash and long-term capital gain dividends in shares of the same class at net asset value; or
(2)          To receive income and capital gain dividends in cash.

Any dividends of a fund that are reinvested will normally be reinvested in shares of the same class of that same fund. However, by writing to the Shareholder Service Agent, you may choose to have dividends of a fund invested in shares of the same class of another Kemper fund at the net asset value of that class and fund. To use this privilege, you must maintain a minimum account value of $1,000 in the fund distributing the dividends. The funds will reinvest dividend checks (and future dividends) in shares of that same fund and class if checks are returned as undeliverable. Dividends and other distributions in the aggregate amount of $10 or less are automatically reinvested in shares of the same fund unless you request that such policy not be applied to your account.

Taxes

Dividends representing net investment income and net short-term capital gains, if any, are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable to individual shareholders at a maximum 20% or 28% capital gains rate (depending on the fund's holding period for the assets giving rise to the gain), regardless of the length of time shareholders have owned shares. . Shareholders of a fund may be subject to state, local and foreign taxes on fund distributions and dispositions of fund shares. You should consult your tax advisor regarding the particular tax consequences of an investment in a fund.

A dividend received shortly after the purchase of shares reduces the net asset value of the shares by the amount of the dividend and, although in effect a return of capital, is taxable to the shareholder.

Any dividends or capital gains distributions declared in October, November or December with a record date in such month and paid during the following January are taxable as if paid on December 31 of the calendar year in which they were declared.

The funds send you detailed tax information about the amount and type of distributions by January 31of the following year.

Transaction information

Share price
Scudder Fund Accounting Corporation determines the net asset value per share of the funds as of the close of regular trading on the New York Stock Exchange
(NYSE), normally 4 p.m. eastern time, on each day the NYSE is open for trading. Market prices, independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics are used to determine the value of the funds' assets. When reliable market quotations are unavailable, a fund may use procedures established by its Board of Trustees.


The net asset value per share of each fund is the value of one share and is determined separately for each class by dividing the value of a fund's net assets attributable to that class by the number of shares of that class outstanding. The per share net asset value of the Class B and Class C shares of a fund will generally be lower than that of the Class A shares of the fund because of the higher annual expenses borne by the Class B and Class C shares.


Processing time
All requests to buy and sell shares that are received in good order by the funds' transfer agent by the close of regular trading on the NYSE are executed at the net asset value per share calculated at the close of trading that day (subject to any applicable sales load or contingent deferred sales charge). Orders received by dealers or other financial services firms prior to the determination of net asset value and received by the funds' transfer agent prior to the close of its business day will be confirmed at a price based on the net asset value effective on that day. If an order is accompanied by a check drawn on a foreign bank, funds must normally be collected before shares will be purchased.

Payment for shares you sell will be made in cash as promptly as practicable but in no event later than seven days after receipt of a properly executed request. If you have share certificates, these must accompany your order in proper form for transfer. When you place an order to sell shares for which the fund may not yet have received good payment (i.e., purchases by check, EXPRESS-Transfer or Bank Direct Deposit), the fund may delay transmittal of the proceeds until it has determined that collected funds have been received for the purchase of such shares. This may be up to 10 days from receipt by a fund of the purchase amount. The redemption of shares within certain time periods may be subject to contingent deferred sales charges, as noted above.

Signature guarantees
A signature guarantee is required when you sell more than $100,000 worth of shares. You can obtain one from most brokerage houses and financial institutions, although not from a notary public. The funds will normally send you the proceeds within one business day following your request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Purchase restrictions
Purchases and sales should be made for long-term investment purposes only. The funds and their transfer agent each reserves the right to reject purchases of fund shares (including exchanges) for any reason, including when there is evidence of a pattern of frequent purchases and sales made in response to short-term fluctuations in a fund's share price. The funds reserve the right to withdraw all or any part of the offering made by this prospectus and to reject purchase orders. Also, from time to time, each fund may temporarily suspend the offering of its shares or a class of its shares to new investors. During the period of such suspension, persons who are already shareholders normally are permitted to continue to purchase additional shares and to have dividends reinvested.

Minimum balances
The minimum initial investment for each fund is $1,000 and the minimum subsequent investment is $100. The minimum initial investment for an Individual Retirement Account is $250 and the minimum subsequent investment is $50. Under an automatic investment plan, such as Bank Direct Deposit, Payroll Direct Deposit or Government Direct Deposit, the minimum initial and subsequent investment is $50. These minimum amounts may be changed at any time in management's discretion.

Because of the high cost of maintaining small accounts, the funds may assess a quarterly fee of $9 on an account with a balance below $1,000 for the quarter. The fee will not apply to accounts enrolled in an automatic investment program, Individual Retirement Accounts or employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent.

Third party transactions
If you buy and sell shares of a fund through a member of the National Association of Securities Dealers, Inc. (other than the funds' transfer agent, Kemper Distributors), that member may charge a fee for that service. This prospectus should be read in connection with such firms' material regarding their fees and services.

Redemption-in-kind
The funds reserve the right to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities ("redemption in kind"). These securities will be chosen by the fund and valued as they are for purposes of computing the fund's net asset value. A shareholder may incur transaction expenses in converting these securities to cash.

Rule 12b-1 plan
Each fund has adopted a plan under Rule 12b-1 that provides for fees payable as an expense of the Class B shares and the Class C shares that are used by the transfer agent to pay for distribution and services for those classes. Because 12b-1 fees are paid out of fund assets on an ongoing basis, they will, over time, increase the cost of investment and may cost more than other types of sales charges.

Additional information about the funds may be found in the Statement of Additional Information, the Shareholder Service Guide and in shareholder reports. The Statement of Additional Information contains more detailed information on fund investments and operations. The Shareholder Service Guide contains more detailed information about purchases and sales of fund shares. The semiannual and annual shareholder reports contain a discussion of the market conditions and the investment strategies that significantly affected the funds' performance during the last fiscal year, as well as a listing of portfolio holdings and financial statements. These and other fund documents may be obtained without charge from the following sources:


   -----------------------------------------------------------------------------
   By Phone:                                       In Person:
   -----------------------------------------------------------------------------
   Call Kemper at:                                 Public Reference Room
   1-800-621-1048                                  Securities and Exchange
                                                   Commission, Washington, D.C.
                                                   (Call 1-800-SEC-0330
                                                   for more information).
   -----------------------------------------------------------------------------
   By Mail:                                        By Internet:
   -----------------------------------------------------------------------------
   Kemper Distributors, Inc.                       http://www.sec.gov
   222 South Riverside Plaza                       http://www.kemper.com
   Chicago, IL 60606-5808
   or
   Public Reference Section,
   Securities and Exchange
   Commission, Washington, D.C.
   20549-6009
   (a duplication fee is charged)
   -----------------------------------------------------------------------------

The Statement of Additional Information is incorporated by reference into this prospectus (is legally a part of this prospectus).

  Investment Company Act file numbers:

    Kemper Adjustable Rate U.S.               Kemper High Yield Opportunity
      Government Fund            811-XXX        Fund
    Kemper Diversified Income                 Kemper Income and Capital
      Fund                       811-XXX        Preservation Fund
    Kemper U.S. Government Securities         Kemper U.S. Mortgage Fund
      Fund                       811-XXX
    Kemper High Yield Fund       811-XXX      Kemper Short-Intermediate
                                                Government Fund

Printed with SOYINK     Printed on recycled paper       xx-xx-xx (codes)

                       STATEMENT OF ADDITIONAL INFORMATION
                                 January 1, 1999

    Kemper Adjustable Rate U.S. Government Fund (the "Adjustable Rate Fund")
             Kemper Diversified Income Fund (the "Diversified Fund")
         Kemper U.S. Government Securities Fund (the "Government Fund")
                 Kemper High Yield Fund (the "High Yield Fund")
           Kemper High Yield Opportunity Fund (the "Opportunity Fund")
   Kemper Income and Capital Preservation Fund (the "Income and Capital Fund")
                 Kemper U.S. Mortgage Fund (the "Mortgage Fund")
       Kemper Short-Intermediate Government Fund (the "Short-Intermediate
                                Government Fund")

               222 South Riverside Plaza, Chicago, Illinois 60606
                                 1-800-621-1048

     This Statement of Additional Information is not a prospectus. It is the combined Statement of Additional Information for each of the funds (the "Funds") listed above. It should be read in conjunction with the combined prospectus of the Funds dated January 1, 1999. The prospectus may be obtained without charge from the Funds.


                                TABLE OF CONTENTS


INVESTMENT RESTRICTIONS.......................................................2
INVESTMENT POLICIES AND TECHNIQUES............................................9
PORTFOLIO TRANSACTIONS.......................................................22
INVESTMENT MANAGER AND UNDERWRITER...........................................23
PURCHASE, REPURCHASE AND REDEMPTION OF SHARES................................30
DIVIDENDS AND TAXES..........................................................41
PERFORMANCE..................................................................44
OFFICERS AND TRUSTEES........................................................62
SHAREHOLDER RIGHTS...........................................................69
REPORT OF INDEPENDENT AUDITORS...............................................70
APPENDIX -- RATINGS OF INVESTMENTS...........................................71

The financial statements appearing in each Fund's 1998 Annual Report to Shareholders are incorporated herein by reference. The Annual Report for the Fund for which this Statement of Additional Information is requested accompanies this document.

KFIF-13 12/98                                          printed on recycled paper

INVESTMENT RESTRICTIONS

Each Fund has adopted certain fundamental investment restrictions which, together with the investment objective and fundamental policies of such Fund, cannot be changed without approval of a majority of its outstanding voting shares. As defined in the Investment Company Act of 1940, this means the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Fund.


Each Fund has elected to be classified as a diversified series of an open-end investment company.


The Adjustable Rate Fund may not, as a fundamental policy:


1. Make loans except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

2. Borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

3. Concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

4. Purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities.

5. Engage in the business of underwriting securities, except to the extent that a Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

6. Issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time..

7. Purchase physical commodities or contracts relating to physical commodities.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. [TO BE
UPDATED: The Fund did not borrow money as permitted by investment restriction number 4 in the latest fiscal year and it has no present intention of borrowing during the current year.] The Fund has adopted the following non-fundamental restrictions, which may be changed by the Board of Trustees without shareholder approval. The Adjustable Rate Fund may not:

      i. Invest for the purpose of exercising control or management of another issuer.

      ii.   Invest more than 15% of its net assets in illiquid securities.


      iii. Purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Fund may make margin deposits in connection with options and financial futures transactions.

      iv. Make short sales of securities or maintain a short position for the account of the Fund unless at all times when a short position is open it owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short and unless not more than 10% of the Fund's total assets is held as collateral for such sales at any one time.

      v. Pledge, hypothecate, mortgage or otherwise encumber more than 15% of its total assets and then only to secure borrowings permitted by restriction 4 above. (The collateral arrangements with respect to options, financial futures and delayed delivery transactions and any margin payments in connection therewith are not deemed to be pledges or other encumbrances.)

      vi. Write or sell put or call options, combinations thereof or similar options on more than 25% of the Fund's net assets; nor may the Fund purchase put or call options if more than 5% of the Fund's net assets would be invested in premiums on put and call options, combinations thereof or similar options; however, the Fund may buy or sell options on financial futures contracts.

      vii. Purchase more than 10% of any class of voting securities of any issuer.

The Diversified Fund may not, as a fundamental policy:


1. Make loans except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

2. Borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

3. Concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

4. Purchase physical commodities or contracts relating to physical commodities.

5. Purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities.

6. Engage in the business of underwriting securities issued by others, except to the extent that a Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

7. Issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. [TO BE
UPDATED: The Fund did not borrow money as permitted by investment restriction number 3 in the latest fiscal year, though it may borrow in the future as permitted by that investment restriction.] The Fund has adopted the following non-fundamental restrictions, which may be changed by the Board of Trustees without shareholder approval. The Diversified Fund may not:


      i. Invest for the purpose of exercising control or management of another issuer.

      ii. Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets, unless immediately thereafter not more than
            (i) 3% of the total outstanding voting stock of such company would be owned by the Fund, (ii) 5% of the Fund's total assets would be invested in any one such company, and (iii) 10% of the Fund's total assets would be invested in such securities.

      iii.  Invest more than 15% of its net assets in illiquid securities.


      iv. Pledge the Fund's securities or receivables or transfer or assign or otherwise encumber them in an amount exceeding the amount of the borrowing secured thereby.

      v. Engage in margin purchases except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Fund may make margin deposits in connection with financial futures and options transactions; nor may the Fund make short sales of securities or maintain a short position unless, at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable for securities, without payment of additional consideration, which are equal in amount to and of the same issue as the securities sold short and such securities are not subject to outstanding call options, and unless not more than 10% of the Fund's net assets is held as collateral for such sales at any one time. (Management does not intend to make such sales except for the purpose of deferring realization of gain or loss for federal income tax purposes.)

      vi. Write (sell) put or call options, combinations thereof or similar options; nor may it purchase put or call options if more than 5% of the Fund's net assets would be invested in premiums on the purchase of put and call options, combinations thereof or similar options; except that the Fund may write covered call options with respect to its portfolio securities or securities indices, or write secured put options; and the Fund may enter into closing transactions with respect to such options, and may buy or sell options on financial futures contracts.


The Government Fund may not, as a fundamental policy:


1. Purchase physical commodities or contracts relating to physical commodities.

2. Purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities.

3. Borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

4. Make loans except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

5. Engage in the business of underwriting securities issued by others, except to the extent that a Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

6. Issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

7. Concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. [TO BE
UPDATED: The Fund did not borrow money as permitted by investment restriction number 5 in the latest fiscal year and it has no present intention of borrowing during the current year.] The Government Fund has adopted the following non-fundamental restrictions which may be changed by the Board of Trustees without shareholder approval. The Government Fund may not:


      i.    Invest more than 15% of its net assets in illiquid securities.

      ii. Write or sell put or call options, combinations thereof or similar options on more than 25% of the Fund's net assets; nor may it purchase put or call options if more than 5% of the Fund's net assets would be invested in premiums on put and call options, combinations thereof or similar options; however, the Fund may buy or sell options on financial futures contracts.

      iii. Mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of 7 1/2% of the value of the Fund's assets at the time of such borrowing.

The High Yield Fund may not, as a fundamental policy:

1. Make loans except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

2. Borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

3. Concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

4. Purchase physical commodities or contracts relating to physical commodities.

5. Purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities.

6. Engage in the business of underwriting securities issued by others, except to the extent that a Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

7. Issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. [TO BE
UPDATED: The Fund did not borrow money as permitted by investment restriction number 3 in the latest fiscal year; though it may borrow in the future as permitted by that investment restriction.] The Fund has adopted the following non-fundamental restrictions, which may be changed by the Board of Trustees without shareholder approval. The High Yield Fund may not:

      i. Invest for the purpose of exercising control or management of another issuer.

      ii. Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets, unless immediately thereafter not more than
            (i) 3% of the total outstanding voting stock of such company would be owned by the Fund, (ii) 5% of the Fund's total assets would be invested in any one such company, and (iii) 10% of the Fund's total assets would be invested in such securities.

      iii.  Invest more than 15% of its net assets in illiquid securities.


      iv. Invest more than 25% of the Fund's total assets in fixed income securities which are payable in currencies other than United States Dollars. (Investments in such securities may involve risks which differ from investments in securities of U.S. issuers, such as future political and economic developments, the possible imposition of governmental restrictions and taxes, as well as currency fluctuation.)

      v. Pledge the Fund's securities or receivables or transfer or assign or otherwise encumber them in an amount exceeding the amount of the borrowing secured thereby.

      vi. Engage in margin purchases except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Fund may make margin deposits in connection with financial futures and options transactions; nor may the Fund make short sales of securities or maintain a short position unless, at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable for securities, without payment of additional consideration, which are equal in amount to and of the same issue as the securities sold short and such securities are not subject to outstanding call options, and unless not more than 10% of the Fund's net assets is held as collateral for such sales at any one time. (Management does not intend to make such sales except for the purpose of deferring realization of gain or loss for federal income tax purposes.)

      vii. Write or sell put or call options, combinations thereof or similar options on more than 25% of the Fund's net assets; nor may it purchase put or call options if more than 5% of the Fund's net assets would be invested in premiums on put and call options, combinations thereof or similar options; however, the Fund may buy or sell options on financial futures contracts.


The Income and Capital Fund may not, as a fundamental policy:

1. Make loans except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

2. Borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

3. Concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

4. Purchase physical commodities or contracts relating to physical commodities.

5. Purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities.

6. Engage in the business of underwriting securities issued by others, except to the extent that a Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

7. Issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. [TO BE
UPDATED: The Fund did not borrow money as permitted by investment restriction number 5 in the latest fiscal year and it has no present intention of borrowing during the current year.] The Fund has adopted the following non-fundamental restrictions, which may be changed by the Board of Trustees without shareholder approval. The Income and Capital Fund may not:


      i. Invest for the purpose of exercising control or management of another issuer.

      ii. Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.

      iii.  Invest more than 15% of its net assets in illiquid securities.


      iv. Invest in securities other than those specified under "Investment Objectives, Policies and Risk Factors" in the prospectus. This restriction does not prevent the Fund from holding common stocks or other corporate securities not qualifying as debt obligations if such securities are acquired through conversion provisions of debt securities or from corporate reorganizations. Nor does it prevent the holding of debt securities whose quality rating is reduced by the rating services below those specified under "Investment Objectives, Policies and Risk Factors" after purchase by the Fund.


      v. Purchase more than 10% of any class of securities of any issuer. All debt securities and all preferred stocks are each considered as one class.

      vi. Pledge the Fund's securities or receivables or transfer or assign or otherwise encumber them in an amount exceeding the amount of the borrowing secured thereby.

      vii. Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Fund may make margin deposits in connection with financial futures and options transactions.

      viii. Write or sell put or call options, combinations thereof or similar options on more than 25% of the Fund's net assets; nor may it purchase put or call options if more than 5% of the Fund's net assets would be invested in premiums on put and call options, combinations thereof or similar options; however, the Fund may buy or sell options on financial futures contracts.

The Mortgage Fund may not, as a fundamental policy:

1. Make loans except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction from time to time.

2. Borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

3. Concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

4. Engage in the business of underwriting securities issued by others, except to the extent that a Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

5. Issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

6. Purchase physical commodities or contracts relating to physical commodities.

7. Purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or total assets will not be considered a violation. [TO BE
UPDATED: The Fund did not borrow money as permitted by investment restriction number 7 in the latest fiscal year, and it has no present intention of borrowing during the current year.] The Fund has adopted the following non-fundamental restrictions, which may be changed by the Board of Trustees without shareholder approval. The Mortgage Fund may not:

      i. Purchase securities or make investments other than in accordance with its investment objective and policies.

      ii. Invest more than 5% of the Fund's total assets in securities of issuers (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) which with their predecessors have a record of less than three years continuous operation, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

      iii. Enter into repurchase agreements if more than 10% of the Fund's net assets valued at the time of the transaction would be subject to repurchase agreements maturing in more than seven days.

      iv. Purchase more than 10% of any class of securities of any issuer. All debt securities and all preferred stocks are each considered as one class.

      v. Invest more than 5% of the Fund's total assets in securities restricted as to disposition under the federal securities laws (except commercial paper issued under Section 4(2) of the Securities Act of 1933) and no more than 10% of its assets will be invested in securities which are considered illiquid, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund. (Repurchase agreements maturing in more than 7 days are considered illiquid for purposes of this restriction.)

      vi. Invest for the purpose of exercising control or management of another issuer.

      vii. Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in the securities of issuers which invest in or sponsor such programs.

      viii. Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

      ix. Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Fund may make margin deposits in connection with financial futures and option transactions.

      x. Write (sell) put or call options, combinations thereof or similar options except that the Fund may write covered call options on up to 100% of the Fund's net assets and may write secured put options on up to 50% of the Fund's net assets; nor may the Fund purchase put or call options if more than 5% of the Fund's net assets would be invested in premiums on put and call options, combinations thereof or similar options; however, the Fund may buy or sell options on financial futures contracts.

      xi. Purchase or retain the securities of any issuer if any of the officers, trustees or directors of Kemper Portfolios or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together they own more than 5% of the securities of such issuer, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.


The Opportunity Fund may not, as a fundamental policy:


1. Make loans except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

2. Borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

3. Concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

4. Purchase physical commodities or contracts relating to physical commodities.

5. Purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities.

6. Engage in the business of underwriting securities issued by others, except to the extent that a Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities..

7. Issue senior securities except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation except as otherwise provided for in restriction number (3) above. The Fund has adopted the following non-fundamental restrictions, which may be changed by the Board of Trustees without shareholder approval. The Opportunity Fund may not:


      i. Invest for the purpose of exercising control or management of another issuer.

      ii. Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets, unless immediately thereafter not more than
            (i) 3% of the total outstanding voting stock of such company would be owned by the Fund, (ii) 5% of the Fund's total assets would be invested in any one such company, and (iii) 10% of the Fund's total assets would be invested in such securities.

      iii.  Invest more than 15% of its net assets in illiquid securities.

      iv. Write or sell put or call options, combinations thereof or similar options on more than 25% of the Fund's net assets; nor may it purchase put or call options if more than 5% of the Fund's net assets would be invested in premiums on put and call options, combinations thereof or similar options; however, the Fund may buy or sell options on financial futures contracts.

      v. Engage in margin purchases except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Fund may make margin deposits in connection with financial futures and options transactions; nor may the Fund make short sales of securities or maintain a short position unless, at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable for securities, without payment of additional consideration, which are equal in amount to and of the same issue as the securities sold short and such securities are not subject to outstanding call options, and unless not more than 10% of the Fund's net assets is held as collateral for such sales at any one time. (Management does not intend to make such sales except for the purpose of deferring realization of gain or loss for federal income tax purposes.)

The Short-Intermediate Government Fund may not, as a fundamental policy:

1. Purchase securities or make investments other than in accordance with its investment objective and policies, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

2. Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of the Fund's net assets would be invested in securities of that issuer, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

3. Purchase more than 10% of any class of securities of any issuer, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund. All debt securities and all preferred stocks are each considered as one class.


4. Make loans to others (except through the purchase of debt obligations or repurchase agreements or by lending its portfolio securities in accordance with its investment objective and policies).


5. Borrow money except as a temporary measure for extraordinary or emergency purposes and then only in an amount up to one-third of the value of its total assets (any such borrowings under this section will not be collateralized). If, for any reason, the current value of the Fund's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Fund will, within three business days, reduce its indebtedness to the extent necessary. (The Fund will not borrow for leverage purposes, and while borrowings are outstanding securities will not be purchased.)

6. Concentrate more than 10% of the Fund's net assets in any one industry, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

7. Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.


8. Issue senior securities except as permitted under the Investment Company Act of 1940.


9. Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Fund may make margin deposits in connection with financial futures and option transactions.


10.   Engage in put or call option transactions; however, the Fund may write
      (sell) put or call options on up to 25% of its net assets and may purchase put or call options if no more than 5% of its net assets would be invested in premiums on put and call options, combinations thereof or similar options; and the Fund may buy and sell options on financial futures contracts.

11. Invest in commodities or commodity futures contracts, although it may buy or sell financial futures contracts and options on such contracts; or in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.


If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. The Fund did not borrow money as permitted by investment restriction number 5 in the latest fiscal year and it has no present intention of borrowing during the current year. The Fund has adopted the following non-fundamental restrictions, which may be changed by the Board of Trustees without shareholder approval. The Short-Intermediate Government Fund may not:

      i. Invest for the purpose of exercising control or management of another issuer.

      ii. Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets. This restriction does not apply to the Fund to the extent that certain collateralized obligations may be considered to be issued by an "investment company" (see "Investment Policies and Techniques -- Collateralized Obligations").

      iii.  Invest more than 15% of its net assets in illiquid securities.


Master/feeder fund structure. At special meetings of shareholders, a majority of the shareholders of the Funds approved a proposal which gives the Trust's Board of Trustees the discretion to retain the current distribution arrangement for a Fund while investing in a master fund in a master/feeder fund structure as described below.

A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.


INVESTMENT POLICIES AND TECHNIQUES

General. Each Fund may engage in options and financial futures and other derivatives transactions in accordance with its respective investment objectives and policies. Each such Fund intends to engage in such transactions if it appears to the investment manager to be advantageous to do so in order to pursue its investment objective and also to hedge against the effects of market risks but not for speculative purposes. The use of futures and options, and possible benefits and attendant risks, are discussed below along with information concerning other investment policies and techniques.


U.S. Government Securities. There are two broad categories of U.S. Government-related debt instruments: (a) direct obligations of the U.S. Treasury, and (b) securities issued or guaranteed by U.S. Government agencies. Examples of direct obligations of the U.S. Treasury are Treasury Bills, Notes, Bonds and other debt securities issued by the U.S. Treasury. These instruments are backed by the "full faith and credit" of the United States. They differ primarily in interest rates, the length of maturities and the dates of issuance. Some obligations issued or guaranteed by agencies of the U.S. Government are backed by the full faith and credit of the United States (such as Maritime Administration Title XI Ship Financing Bonds and Agency for International Development Housing Guarantee Program Bonds) and others are backed only by the rights of the issuer to borrow from the U.S. Treasury (such as Federal Home

Loan Bank Bonds and Federal National Mortgage Association Bonds). With respect to securities supported only by the credit of the issuing agency or by an additional line of credit with the U.S. Treasury, there is no guarantee that the U.S. Government will provide support to such agencies and such securities may involve risk of loss of principal and interest. U.S. Government Securities may include "zero coupon" securities that have been stripped by the U.S. Government of their unmatured interest coupons (see "Zero Coupon Government Securities" below for a discussion of their features and risks) and collateralized obligations issued or guaranteed by a U.S. Government agency or instrumentality (see "Collateralized Obligations" below).

U.S. Government Securities of the type in which the Funds may invest have historically involved little risk of loss of principal if held to maturity. The government guarantee of the U.S. Government Securities in the Fund's portfolio, however, does not guarantee the net asset value of the shares of the Fund. There are market risks inherent in all investments in securities and the value of an investment in the Fund will fluctuate over time. Normally, the value of the Fund's investments varies inversely with changes in interest rates. For example, as interest rates rise the value of the Fund's investments will tend to decline, and as interest rates fall the value of the Fund's investments will tend to increase. In addition, the potential for appreciation in the event of a decline in interest rates may be limited or negated by increased principal prepayments in respect to certain Mortgage-Backed Securities, such as GNMA Certificates. Prepayments of high interest rate Mortgage-Backed Securities during times of declining interest rates will tend to lower the return of the Fund and may even result in losses to the Fund if some securities were acquired at a premium. Moreover, during periods of rising interest rates, prepayments of Mortgage-Backed Securities may decline, resulting in the extension of the Fund's average portfolio maturity. As a result, the Fund's portfolio may experience greater volatility during periods of rising interest rates than under normal market conditions. With respect to U.S. Government Securities supported only by the credit of the issuing agency or by an additional line of credit with the U.S. Treasury, there is no guarantee that the U.S. Government will provide support to such agencies and such securities may involve risk of loss of principal and interest. The Fund will not invest in Mortgage-Backed Securities issued by private issuers.

The Fund may also write (sell) and purchase options on securities, index options, financial futures contracts and options on financial futures contracts in connection with attempts to hedge its portfolio investments and not for speculation. See "Additional Investment Information" below.

Collateralized Obligations. Subject to its investment objective and policies, a Fund may purchase collateralized obligations, including interest only ("IO") and principal only ("PO") securities. A collateralized obligation is a debt security issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that is collateralized by a portfolio or pool of mortgages, Mortgage-Backed Securities, U.S. Government Securities or other assets. The issuer's obligation to make interest and principal payments is secured by the underlying pool or portfolio of securities. Collateralized obligations issued or guaranteed by a U.S. Government agency or instrumentality, such as the Federal Home Loan Mortgage Corporation, are considered U.S. Government Securities for purposes of this Statement of Additional Information. Privately-issued collateralized obligations collateralized by a portfolio of U.S. Government Securities are not direct obligations of the U.S. Government or any of its agencies or instrumentalities and are not considered U.S. Government Securities for purposes of this Statement of Additional Information. A variety of types of collateralized obligations are available currently and others may become available in the future. Since the collateralized obligations may be issued in classes with varying maturities and interest rates, the investor may obtain greater predictability of maturity than with direct investments in mortgage-backed securities. Classes with shorter maturities may have lower volatility and lower yield while those with longer maturities may have higher volatility and higher yield. This provides the investor with greater control over the characteristics of the investment in a changing interest rate environment. With respect to interest only and principal only securities, an investor has the option to select from a pool of underlying collateral the portion of the cash flows that most closely corresponds to the investor's forecast of interest rate movements. These instruments tend to be highly sensitive to prepayment rates on the underlying collateral and thus place a premium on accurate prepayment projections by the investor.

A Fund may invest in collateralized obligations whose yield floats inversely against a specified index rate. These "inverse floaters" are more volatile than conventional fixed or floating rate collateralized obligations and the yield thereon, as well as the value thereof, will fluctuate in inverse proportion to changes in the index upon which interest rate adjustments are based. As a result, the yield on an inverse floater will generally increase when market yields (as reflected by the index) decrease and decrease when market yields increase. The extent of the volatility of inverse floaters depends on the extent of anticipated changes in market rates of interest. Generally, inverse floaters provide for interest rate adjustments based upon a multiple of the specified interest index, which further increases their volatility. The degree of additional volatility will be directly proportional to the size of the multiple used in determining interest rate adjustments.

A Fund will currently invest in only those collateralized obligations that are fully collateralized and that meet the quality standards otherwise applicable to the Fund's investments. Fully collateralized means that the collateral will generate cash flows sufficient to meet obligations to holders of the collateralized obligations under even the most conservative prepayment and interest rate projections. Thus, the collateralized obligations are structured to anticipate a worst case prepayment condition and to minimize the reinvestment rate risk for cash flows between coupon dates for the collateralized obligations. A worst case prepayment condition generally assumes immediate prepayment of all securities purchased at a premium and zero prepayment of all securities purchased at a discount. Reinvestment rate risk may be minimized by assuming very conservative reinvestment rates and by other means such as by maintaining the flexibility to increase principal distributions in a low interest rate environment. The effective credit quality of the collateralized obligations in such instances is the credit quality of the issuer of the collateral. The requirements as to collateralization are determined by the issuer or sponsor of the collateralized obligation in order to satisfy rating agencies, if rated. No Fund currently intends to invest more than 5% of its total assets in collateralized obligations that are collateralized by a pool of credit card or automobile receivables or other types of assets rather than a pool of mortgages, Mortgage-Backed Securities or U.S. Government Securities. Currently, none of the Funds intends to invest more than 10% of its total assets in inverse floaters.

Payments of principal and interest on the underlying collateral securities are not passed through directly to the holders of the collateralized obligations as such. Collateralized obligations often are issued in two or more classes with varying maturities and stated rates of interest. Because interest and principal payments on the underlying securities are not passed through directly to holders of collateralized obligations, such obligations of varying maturities may be secured by a single portfolio or pool of securities, the payments on which are used to pay interest on each class and to retire successive maturities in sequence. These relationships may in effect "strip" the interest payments from principal payments of the underlying securities and allow for the separate purchase of either the interest or the principal payments, sometimes called interest only (IO) and principal only (PO) securities. Collateralized obligations are designed to be retired as the underlying securities are repaid. In the event of prepayment on or call of such securities, the class of collateralized obligation first to mature generally will be paid down first. Therefore, although in most cases the issuer of collateralized obligations will not supply additional collateral in the event of such prepayment, there will be sufficient collateral to secure collateralized obligations that remain outstanding. It is anticipated that no more than 10% of a Fund's total assets will be invested in IO and PO securities. Governmentally-issued and privately-issued IO's and PO's will be considered illiquid for purposes of a Fund's limitation on illiquid securities, however, the Board of Trustees of a Fund may adopt guidelines under which governmentally-issued IO's and PO's may be determined to be liquid.

Zero Coupon Government Securities. Subject to its investment objective and policies, a Fund may invest in zero coupon U.S. Government Securities. Zero coupon bonds are purchased at a discount from the face amount. The buyer receives only the right to receive a fixed payment on a certain date in the future and does not receive any periodic interest payments. These securities may include those created directly by the U.S. Treasury and those created as collateralized obligations through various proprietary custodial, trust or other relationships. The effect of owning instruments which do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligation. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates any opportunity to reinvest earnings at higher rates. For this reason, zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than those of comparable securities that pay interest currently, which fluctuation is greater as the period to maturity is longer. Zero coupon bonds created as collateralized obligations are similar to those created through the U.S. Treasury, but the former investments do not provide absolute certainty of maturity or of cash flows after prior classes of the collateralized obligations are retired. No Fund currently intends to invest more than 5% of its net assets in zero coupon U.S. Government Securities during the current year.

Zero coupon securities and pay-in-kind bonds involve additional special considerations. Zero coupon securities are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified cash payment date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amount or par value. The market prices of zero coupon securities are generally more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do securities paying interest currently having similar maturities and credit quality. Zero coupon, pay-in-kind or deferred interest bonds carry additional risk in that, unlike bonds that pay interest throughout the period to maturity, a Fund will realize no cash until the cash payment date unless a portion of such securities is sold and, if the issuer defaults, a Fund may obtain no return at all on its investment.

Current federal income tax law requires the holder of a zero coupon security or of certain pay-in-kind bonds (bonds which pay interest through the issuance of additional bonds) to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for federal income and excise taxes, a Fund will be required to distribute income accrued with respect to these securities and may be required to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

High Yield (High Risk) Bonds. The Diversified Fund may, and the High Yield and Opportunity Funds do, invest a substantial portion of their assets in fixed income securities offering high current income. Subject to its specific investment objective and policies, the Income and Capital Fund may invest up to 10% of its assets in such securities. Such high yield (high risk), fixed income securities ordinarily will be in the lower rating categories (securities rated below the fourth category) of recognized rating agencies or will be non-rated. Lower-rated and non-rated securities, which are commonly referred to as "junk bonds," have widely varying characteristics and quality. These lower rated and non-rated fixed income securities are considered, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and generally will involve more credit risk than securities in the higher rating categories. Accordingly, an investment in the Diversified, High Yield or Opportunity Funds may not constitute a complete investment program and may not be appropriate for all investors.

The market values of such securities tend to reflect individual corporate developments to a greater extent than do those of higher rated securities, which react primarily to fluctuations in the general level of interest rates. Such lower rated securities also are more sensitive to economic conditions than are higher rated securities. Adverse publicity and investor perceptions regarding lower rated bonds, whether or not based on fundamental analysis, may depress the prices for such securities. These and other factors adversely affecting the market value of high yield securities will adversely affect each Fund's net asset value.

The investment philosophy of the Diversified, High Yield and Opportunity Funds with respect to high yield (high risk) bonds is based upon the premise that over the long term a broadly diversified portfolio of high yield fixed income securities should, even taking into account possible losses, provide a higher net return than that achievable on a portfolio of higher rated securities. The Funds seek to achieve the highest yields possible while reducing relative risk through (a) broad diversification, (b) credit analysis by the investment manager of the issuers in which the Funds invest, (c) purchase of high yield securities at discounts from par or stated value when practicable and (d) monitoring and seeking to anticipate changes and trends in the economy and financial markets that might affect the prices of portfolio securities. The investment manager's judgment as to the "reasonableness"' of the risk involved in any particular investment will be a function of its experience in managing fixed income investments and its evaluation of general economic and financial conditions, a specific issuer's business and management, cash flow, earnings coverage of interest and dividends, ability to operate under adverse economic conditions, and fair market value of assets, and of such other considerations as the investment manager may deem appropriate. The investment manager, while seeking maximum current yield, will monitor current corporate developments with respect to portfolio securities and potential investments and to broad trends in the economy. In some circumstances, defensive strategies may be implemented to preserve or enhance capital even at the sacrifice of current yield. Defensive strategies, which may be used singly or in any combination, may include, but are not limited to, investments in discount securities or investments in money market instruments as well as futures and options strategies.

High yield (high risk) securities frequently are issued by corporations in the growth stage of their development. They may also be issued in connection with a corporate reorganization or a corporate takeover. Companies that issue such high yielding securities often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with higher rated securities. For example, during an economic downturn or recession, highly leveraged issuers of high yield securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss from default by the issuer is significantly greater for the holders of high yield securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer. Although some risk is inherent in all securities ownership, holders of fixed income securities have a claim on the assets of the issuer prior to the holders of common stock. Therefore, an investment in fixed income securities generally entails less risk than an investment in common stock of the same issuer.

A Fund may have difficulty disposing of certain high yield (high risk) securities because they may have a thin trading market. Because not all dealers maintain markets in all high yield securities, the Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market may have an adverse effect on the market price and a Fund's ability to dispose of particular issues and may also make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing the Fund's assets. Market quotations generally are available on many high yield issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Adjustable Rate Securities. The interest rates paid on the adjustable rate securities in which the Adjustable Rate Fund invests generally are readjusted at intervals of one year or less to an increment over some predetermined interest rate index. There are three main categories of indices: those based on U.S. Treasury securities, those derived from a calculated measure such as a cost of funds index or those based on a moving average of mortgage rates. Commonly used indices include the one-year, three-year and five-year constant maturity Treasury rates, the three-month Treasury bill rate, the 180-day Treasury bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month, three-month, six-month or one-year London Interbank Offered Rate ("LIBOR"), the prime rate of a specific bank or commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile.

The Mortgage-Backed Securities either issued or guaranteed by GNMA, FHLMC or FNMA ("Certificates") are called pass-through Certificates because a pro rata share of both regular interest and principal payments (less GNMA's FHLMC's or FNMA's fees and any applicable loan servicing fees), as well as unscheduled early prepayments on the underlying mortgage pool, are passed through monthly to the holder of the Certificate (i.e., the Fund). The principal and interest on GNMA securities are guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. FNMA guarantees full and timely payment of all interest and principal, while FHLMC guarantees timely payment of interest and ultimate collection of principal. Mortgage-Backed Securities from FNMA and FHLMC are not backed by the full faith and credit of the United States; however, they are generally considered to offer minimal credit risks. The yields provided by these Mortgage-Backed Securities have historically exceeded the yields on other types of U.S. Government Securities with comparable maturities in large measure due to the prepayment risk discussed below.

If prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the Adjustable Rate Fund generally will be able to reinvest such amounts in securities with a higher current rate of return. However, the Adjustable Rate Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of adjustable rate mortgages held as investments by the Adjustable Rate Fund to exceed the maximum allowable annual or lifetime reset limits (or "cap rates") for a particular mortgage. Also, the Adjustable Rate Fund's net asset value could vary to the extent that current yields on Mortgage-Backed Securities are different than market yields during interim periods between coupon reset dates.

During periods of declining interest rates, of course, the coupon rates may readjust downward, resulting in lower yields to the Adjustable Rate Fund. Further, because of this feature, the value of adjustable rate mortgages is unlikely to rise during periods of declining interest rates to the same extent as fixed-rate instruments. As with other Mortgage-Backed Securities, interest rate declines may result in accelerated prepayment of mortgages, and the proceeds from such prepayments must be reinvested at lower prevailing interest rates.

One additional difference between adjustable rate mortgages and fixed rate mortgages is that for certain types of adjustable rate mortgage securities, the rate of amortization of principal, as well as interest payments, can and does change in accordance with movements in a specified, published interest rate index. The amount of interest due to an adjustable rate mortgage security holder is calculated by adding a specified additional amount, the "margin," to the index, subject to limitations or "caps" on the maximum and minimum interest that is charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period. It is these special characteristics that are unique to adjustable rate mortgages that the Fund believes make them attractive investments in seeking to accomplish the Adjustable Rate Fund's objective.

Foreign Securities. The Diversified, High Yield, Income and Capital and Opportunity Funds have the discretion to invest a portion of their assets in foreign securities that are traded principally in securities markets outside the United States. These Funds currently limit investment in foreign securities not publicly traded in the United States to 50% of total assets in the case of the Diversified Fund and 25% of total assets in the case of the High Yield, Income and Capital and Opportunity Funds. These Funds may also invest without limit in U.S. Dollar denominated American Depository Receipts ("ADRs"), which are bought and sold in the United States and are not subject to the preceding limitation. In connection with their foreign securities investments, these Funds may, to a limited extent, engage in foreign currency exchange, options and futures transactions as a hedge and not for speculation. The Short-Intermediate Government Fund may, subject to its quality standards, invest in U.S. Dollar-denominated securities of foreign issuers.

Foreign securities involve currency risks. The U.S. Dollar value of a foreign security tends to decrease when the value of the U.S. Dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. Dollar falls against such currency. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing the security. Dividend and interest payments may be repatriated based on the exchange rate at the time of disbursement or payment, and restrictions on capital flows may be imposed. Losses and other expenses may be incurred in converting between various currencies.

Foreign securities may be subject to foreign government taxes that reduce their attractiveness. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possible imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities and the markets for such securities may be less liquid. In addition, there may be less publicly available information about foreign issuers than about domestic issuers. Many foreign issuers are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers. There is generally less regulation of stock exchanges, brokers, banks and listed companies abroad than in the United States. With respect to certain foreign countries, there is a possibility of expropriation or diplomatic developments that could affect investment in these countries.

Fixed Income. Since most foreign fixed income securities are not rated, a Fund will invest in foreign fixed income securities based on the investment manager's analysis without relying on published ratings. Since such investments will be based upon the investment manager's analysis rather than upon published ratings, achievement of a Fund's goals may depend more upon the abilities of the investment manager than would otherwise be the case.

The value of the foreign fixed income securities held by a Fund, and thus the net asset value of the Fund's shares, generally will fluctuate with (a) changes in the perceived creditworthiness of the issuers of those securities, (b) movements in interest rates, and (c) changes in the relative values of the currencies in which a Fund's investments in fixed income securities are denominated with respect to the U.S. Dollar. The extent of the fluctuation will depend on various factors, such as the average maturity of a Fund's investments in foreign fixed income securities, and the extent to which a Fund hedges its interest rate, credit and currency exchange rate risks. Many of the foreign fixed income obligations in which a Fund will invest will have long maturities. A longer average maturity generally is associated with a higher level of volatility in the market value of such securities in response to changes in market conditions.

Investments in sovereign debt, including Brady Bonds, involve special risks. Brady Bonds are debt securities issued under a plan implemented to allow debtor nations to restructure their outstanding commercial bank indebtedness. Foreign governmental issuers of debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or pay interest when due. In the event of default, there may be limited or no legal recourse in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Political conditions, especially a sovereign entity's willingness to meet the terms of its fixed income securities, are of considerable significance. Also, there can be no assurance that the holders of commercial bank loans to the same sovereign entity may not contest payments to the holders of sovereign debt in the event of default under commercial bank loan agreements. In addition, there is no bankruptcy proceeding with respect to sovereign debt on which a sovereign has defaulted, and a Fund may be unable to collect all or any part of its investment in a particular issue. Foreign investment in certain sovereign debt is restricted or controlled to varying degrees, including requiring governmental approval for the repatriation of income, capital or proceed of sales by foreign investors. These restrictions or controls may at times limit or preclude foreign investment in certain sovereign debt or increase the costs and expenses of a Fund. A significant portion of the sovereign debt in which a Fund may invest is issued as part of debt restructuring and such debt is to be considered speculative. There is a history of defaults with respect to commercial bank loans by public and private entities issuing Brady Bonds. All or a portion of the interest payments and/or principal repayment with respect to Brady Bonds may be uncollateralized.

Emerging Markets. A Fund's investments in foreign securities may be in developed countries or in countries considered by the Fund's investment manager to be developing or "emerging" markets, which involve exposure to economic structures that are generally less diverse and mature than in the United States, and to political systems that may be less stable. A developing or emerging market country can be considered to be a country that is in the initial stages of its industrialization cycle. Currently, emerging markets generally include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. Currently, investing in many emerging markets may not be desirable or feasible because of the lack of adequate custody arrangements for a Fund's assets, overly burdensome repatriation and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or other reasons. As opportunities to invest in securities in emerging markets develop, a Fund may expand and further broaden the group of emerging markets in which it invests. In the past, markets of developing or emerging market countries have been more volatile than the markets of developed countries; however, such markets often have provided higher rates of return to investors. The investment manager believes that these characteristics can be expected to continue in the future.

Many of the risks described herein relating to foreign securities generally will be greater for emerging markets than for developed countries. For instance, economies in individual developing markets may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many emerging markets have experienced substantial rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain developing markets. Economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be affected adversely by economic conditions in the countries with which they trade.

Also, the securities markets of developing countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure, regulatory and accounting standards in many respects are less stringent than in the United States and other developed markets. There also may be a lower level of monitoring and regulation of developing markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

In addition, brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States; this is particularly true with respect to emerging markets.

Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such settlement problems may cause emerging market securities to be illiquid. The inability of a Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to a Fund due to subsequent declines in value of the portfolio security or, if a Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Certain emerging markets may lack clearing facilities equivalent to those in developed countries. Accordingly, settlements can pose additional risks in such markets and ultimately can expose a Fund to the risk of losses resulting from a Fund's inability to recover from a counterparty.

The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading securities may cease or may be substantially curtailed and prices for a Fund's portfolio securities in such markets may not be readily available. A Fund's portfolio securities in the affected markets will be valued at fair value determined in good faith by or under the direction of the Board of Trustees.

Investment in certain emerging market securities is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging market securities and increase the costs and expenses of a Fund. Emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market's balance of payments, the market could impose temporary restrictions on foreign capital remittances.

Privatized Enterprises. Investments in foreign securities may include securities issued by enterprises that have undergone or are currently undergoing privatization. The governments of certain foreign countries have, to varying degrees, embarked on privatization programs contemplating the sale of all or part of their interests in state enterprises. A Fund's investments in the securities of privatized enterprises include privately negotiated investments in a government or state-owned or controlled company or enterprise that has not yet conducted an initial equity offering, investments in the initial offering of equity securities of a state enterprise or former state enterprise and investments in the securities of a state enterprise following its initial equity offering.

In certain jurisdictions, the ability of foreign entities, such as a Fund, to participate in privatizations may be limited by local law, or the price or terms on which the Fund may be able to participate may be less advantageous than for local investors. Moreover, there can be no assurance that governments that have embarked on privatization programs will continue to divest their ownership of state enterprises, that proposed privatizations will be successful or that governments will not re-nationalize enterprises that have been privatized.

In the case of the enterprises in which a Fund may invest, large blocks of the stock of those enterprises may be held by a small group of stockholders, even after the initial equity offerings by those enterprises. The sale of some portion or all of those blocks could have an adverse effect on the price of the stock of any such enterprise.

Prior to making an initial equity offering, most state enterprises or former state enterprises go through an internal reorganization or management. Such reorganizations are made in an attempt to better enable these enterprises to compete in the private sector. However, certain reorganizations could result in a management team that does not function as well as the enterprises's prior management and may have a negative effect on such enterprise. In addition, the privatization of an enterprise by its government may occur over a number of years, with the government continuing to hold a controlling position in the enterprise even after the initial equity offering for the enterprise.

Prior to privatization, most of the state enterprises in which a Fund may invest enjoy the protection of and receive preferential treatment from the respective sovereigns that own or control them. After making an initial equity offering these enterprises may no longer have such protection or receive such preferential treatment and may become subject to market competition from which they were previously protected. Some of these enterprises may not be able to operate effectively in a competitive market and may suffer losses or experience bankruptcy due to such competition.

Depository Receipts. For many foreign securities, there are U.S. Dollar denominated ADRs, which are bought and sold in the United States and are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in the domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers, such as changes in foreign currency exchange rates. However, by investing in ADRs rather than directly in foreign issuers' stock, the Fund avoids currency risks during the settlement period. In general, there is a large, liquid market in the United States for most ADRs. The Funds may also invest in securities of foreign issuers in the form of European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs") which are receipts evidencing an arrangement with a European bank similar to that for ADRs and are designed for use in the European and other foreign securities markets. EDRs and GDRs are not necessarily denominated in the currency of the underlying security.

Derivatives. In addition to options and financial futures transactions, consistent with its objective, each Fund may invest in a broad array of financial instruments and securities in which the value of the instrument or security is "derived" from the performance of an underlying asset or a "benchmark" such as a security index, an interest rate or a foreign currency ("derivatives"). Derivatives are most often used to manage investment risk, to increase or decrease exposure to an asset class or benchmark (as a hedge or to enhance return), or to create an investment position indirectly (often because it is more efficient or less costly than direct investment). The types of derivatives used by each Fund and the techniques employed by the investment manager may change over time as new derivatives and strategies are developed or regulatory changes occur.

Regulatory Restrictions. To the extent required to comply with applicable regulations, when purchasing a futures contract, writing a put option or entering into a delayed delivery purchase or a forward currency exchange purchase, a Fund will maintain eligible securities in a segregated account. A Fund will use cover in connection with selling a futures contract.

A Fund will not engage in transactions in financial futures contracts or options thereon for speculation, but only in an attempt to hedge against changes in interest rates or market conditions affecting the value of securities which the Fund holds or intends to purchase.


Options on Securities. A Fund may write (sell) "covered" call options on securities as long as it owns the underlying securities subject to the option or an option to purchase the same underlying securities, having an exercise price equal to or less than the exercise price of the "covered" option, or will establish and maintain for the term of the option a segregated account consisting of cash or other liquid securities ("eligible securities") to the extent required by applicable regulation in connection with the optioned securities. A Fund may write "covered" put options provided that, as long as the Fund is obligated as a writer of a put option, the Fund will own an option to sell the underlying securities subject to the option, having an exercise price equal to or greater than the exercise price of the "covered" option, or it will deposit and maintain in a segregated account eligible securities having a value equal to or greater than the exercise price of the option. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security at the exercise price during or at the end of the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying security at the exercise price during or at the end of the option period. The premium received for writing an option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the price volatility of the underlying security, the option period, supply and demand and interest rates. The Funds may write or purchase spread options, which are options for which the exercise price may be a fixed dollar spread or yield spread between the security underlying the option and another security that is used as a bench mark. The exercise price of an option may be below, equal to or above the current market value of the underlying security at the time the option is written. The buyer of a put who also owns the related security is protected by ownership of a put option against any decline in that security's price below the exercise price less the amount paid for the option. The ability to purchase put options allows a Fund to protect capital gains in an appreciated security it owns, without being required to actually sell that security. At times a Fund would like to establish a position in a security upon which call options are available. By purchasing a call option, a Fund is able to fix the cost of acquiring the security, this being the cost of the call plus the exercise price of the option. This procedure also provides some protection from an unexpected downturn in the market, because a Fund is only at risk for the amount of the premium paid for the call option which it can, if it chooses, permit to expire.

During the option period the covered call writer gives up the potential for capital appreciation above the exercise price should the underlying security rise in value, and the secured put writer retains the risk of loss should the underlying security decline in value. For the covered call writer, substantial appreciation in the value of the underlying security would result in the security being "called away." For the secured put writer, substantial depreciation in the value of the underlying security would result in the security being "put to" the writer. If a covered call option expires unexercised, the writer realizes a gain in the amount of the premium received. If the covered call option writer has to sell the underlying security because of the exercise of a call option, it realizes a gain or loss from the sale of the underlying security, with the proceeds being increased by the amount of the premium.

If a secured put option expires unexercised, the writer realizes a gain from the amount of the premium. If the secured put writer has to buy the underlying security because of the exercise of the put option, the secured put writer incurs an unrealized loss to the extent that the current market value of the underlying security is less than the exercise price of the put option. However, this would be offset in whole or in part by gain from the premium received.


Over-the-Counter Options. A Fund may deal in options on securities and securities indexes, which options may be listed for trading on a national securities exchange or traded over-the-counter ("OTC options"). OTC options differ from exchange traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of nonperformance by the dealer as a result of the insolvency of such dealer or otherwise, in which event a Fund may experience material losses. However, in writing options the premium is paid in advance by the dealer. OTC options are available for a greater variety of securities, and a wider range of expiration dates and exercise prices, than are exchange traded options. Since there is no exchange, pricing is normally done by reference to information from market makers, which information is carefully monitored by the investment manager and verified in appropriate cases.


A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. In the case of OTC options, there can be no assurance that a continuous liquid secondary market will exist for any particular option at any specific time. Consequently, a

Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when a Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote it. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security until the option expires or the option is exercised. Therefore, a covered call option writer of an OTC option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, a secured put writer of an OTC option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a purchaser of such put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

The Funds understand the position of the staff of the Securities and Exchange Commission ("SEC") to be that purchased OTC options and the assets used as "cover" for written OTC options are illiquid securities. The investment manager disagrees with this position and has found the dealers with which it engages in OTC options transactions generally agreeable to and capable of entering into closing transactions. The Funds have adopted procedures for engaging in OTC options for the purpose of reducing any potential adverse effect of such transactions upon the liquidity of the Funds' portfolios. A brief description of such procedures is set forth below.

A Fund will only engage in OTC options transactions with dealers that have been specifically approved by the investment manager pursuant to procedures adopted by the Fund's Board of Trustees. The investment manager believes that the approved dealers should be able to enter into closing transactions if necessary and, therefore, present minimal credit risks to a Fund. The investment manager will monitor the creditworthiness of the approved dealers on an ongoing basis. A Fund currently will not engage in OTC options transactions if the amount invested by the Fund in OTC options, plus a "liquidity charge" related to OTC options written by the Fund, plus the amount invested by the Fund in illiquid securities, would exceed 15% of the Fund's net assets (10% of total assets for the Mortgage Fund). The "liquidity charge" referred to above is computed as described below.


The Funds anticipate entering into agreements with dealers to which a Fund sells OTC options. Under these agreements a Fund would have the absolute right to repurchase the OTC options from the dealer at any time at a price no greater than a price established under the agreements (the "Repurchase Price"). The "liquidity charge" referred to herein for a specific OTC option transaction will be the Repurchase Price related to the OTC option less the intrinsic value of the OTC option. The intrinsic value of an OTC call option for such purposes will be the amount by which the current market value of the underlying security exceeds the exercise price. In the case of an OTC put option, intrinsic value will be the amount by which the exercise price exceeds the current market value of the underlying security. If there is no such agreement requiring a dealer to allow the Fund to repurchase a specific OTC option written by the Fund, the "liquidity charge" will be the current market value of the assets serving as "cover" for such OTC option.


Options on Securities Indices. A Fund also may purchase and write call and put options on securities indices in an attempt to hedge against market conditions affecting the value of securities that the Fund owns or intends to purchase, and not for speculation. Through the writing or purchase of index options, a Fund can achieve many of the same objectives as through the use of options on individual securities. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike security options, all settlements are in cash and gain or loss depends upon price movements in the market generally (or in a particular industry or segment of the market), rather than upon price movements in individual securities. Price movements in securities that the Fund owns or intends to purchase will probably not correlate perfectly with movements in the level of an index since the prices of such securities may be affected by somewhat different factors and, therefore, the Fund bears the risk that a loss on an index option would not be completely offset by movements in the price of such securities.


When a Fund writes an option on a securities index, it will segregate, and mark-to-market, eligible securities to the extent required by applicable regulation. In addition, where the Fund writes a call option on a securities index at a time when the contract value exceeds the exercise price, the Fund will segregate and mark-to-market, until the option expires or is closed out, cash or cash equivalents equal in value to such excess.


A Fund may also purchase and sell options on other appropriate indices, as available, such as foreign currency indices. Options on a securities index involve risks similar to those risks relating to transactions in financial futures contracts described below. Also, an option purchased by a Fund may expire worthless, in which case the Fund would lose the premium paid therefor.

Financial Futures Contracts. The Funds may enter into financial futures contracts for the future delivery of a financial instrument, such as a security, or an amount of foreign currency or the cash value of a securities index. This investment technique is designed primarily to hedge (i.e., protect) against anticipated future changes in market conditions or foreign exchange rates which otherwise might affect adversely the value of securities or other assets which the Fund holds or intends to purchase. A "sale" of a futures contract means the undertaking of a contractual obligation to deliver the securities or the cash value of an index or foreign currency called for by the contract at a specified price during a specified delivery period. A "purchase" of a futures contract means the undertaking of a contractual obligation to acquire the securities or cash value of an index or foreign currency at a specified price during a specified delivery period. At the time of delivery, in the case of fixed income securities pursuant to the contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate than that specified in the contract. In some cases, securities called for by a futures contract may not have been issued at the time the contract was written.

Although some futures contracts by their terms call for the actual delivery or acquisition of securities or other assets, in most cases a party will close out the contractual commitment before delivery of the underlying assets by purchasing (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, if effected through a member of an exchange, cancels the obligation to make or take delivery of the underlying securities or other assets. All transactions in the futures market are made, offset or fulfilled through a clearing house associated with the exchange on which the contracts are traded. A Fund will incur brokerage fees when it purchases or sells contracts, and will be required to maintain margin deposits. At the time a Fund enters into a futures contract, it is required to deposit with its custodian, on behalf of the broker, a specified amount of cash or eligible securities, called "initial margin." The initial margin required for a futures contract is set by the exchange on which the contract is traded. Subsequent payments, called "variation margin," to and from the broker are made on a daily basis as the market price of the futures contract fluctuates. The costs incurred in connection with futures transactions could reduce a Fund's return. Futures contracts entail risks. If the investment manager's judgment about the general direction of markets or exchange rates is wrong, the overall performance may be poorer than if no such contracts had been entered into.

There may be an imperfect correlation between movements in prices of futures contracts and portfolio assets being hedged. In addition, the market prices of futures contracts may be affected by certain factors. If participants in the futures market elect to close out their contracts through offsetting transactions rather than meet margin requirements, distortions in the normal relationship between the assets and futures markets could result. Price distortions could also result if investors in futures contracts decide to make or take delivery of underlying securities or other assets rather than engage in closing transactions because of the resultant reduction in the liquidity of the futures market. In addition, because, from the point of view of speculators, the margin requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities or other assets and movements in the prices of futures contracts, a correct forecast of market trends by the investment manager may still not result in a successful hedging transaction. If any of these events should occur, the Fund could lose money on the financial futures contracts and also on the value of its portfolio assets.


Options on Financial Futures Contracts. A Fund may purchase and write call and put options on financial futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise, the writer of the option delivers the futures contract to the holder at the exercise price. A Fund would be required to deposit with its custodian initial margin and maintenance margin with respect to put and call options on futures contracts written by it. A Fund will establish segregated accounts or will provide cover with respect to written options on financial futures contracts in a manner similar to that described under "Options on Securities." Options on futures contracts involve risks similar to those risks relating to transactions in financial futures contracts described herein. Also, an option purchased by a Fund may expire worthless, in which case the Fund would lose the premium paid therefor.

Delayed Delivery Transactions. The Funds may purchase or sell portfolio securities on a when-issued or delayed delivery basis. When-issued or delayed delivery transactions involve a commitment by a Fund to purchase or sell securities with payment and delivery to take place in the future (not to exceed 120 days from trade date for the Government Fund) in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. When the Fund enters into a delayed delivery transaction, it becomes obligated to purchase securities and it has all of the rights and risks attendant to ownership of a security, although delivery and payment occur at a later date. The value of fixed income securities to be delivered in the future will fluctuate as interest rates vary. At the time a Fund makes the commitment to purchase a security on a when-issued or delayed delivery basis, it will record the transaction and reflect the liability for the purchase and the value of the security in determining its net asset value. Likewise, at the time a Fund makes the commitment to sell a security on a delayed delivery basis, it will record the transaction and include the proceeds to be received in determining its net asset value; accordingly, any fluctuations in the value of the security sold pursuant to a delayed delivery commitment are ignored in calculating net asset value so long as the commitment remains in effect. The Fund generally has the ability to close out a purchase obligation on or before the settlement date, rather than take delivery of the security. Because a Fund is required to set aside cash or other liquid securities to satisfy its commitments to purchase when-issued or delayed delivery securities, flexibility to manage the Fund's investments may be limited if commitments to purchase when-issued or delayed delivery securities were to exceed 25% of the value of its assets. To the extent a Fund engages in when-issued or delayed delivery purchases, it will do so for the purpose of acquiring portfolio securities consistent with the Fund's investment objective and policies. A Fund reserves the right to sell these securities before the settlement date if deemed advisable. In when-issued or delayed delivery transactions, delivery of the securities occurs beyond normal settlement periods, but the Fund would not pay for such securities or start earning interest on them until they are delivered. However, when the Fund purchases securities on a when-issued or delayed delivery basis, it immediately assumes the risks of ownership, including the risk of price fluctuation. Failure to deliver a security purchased on a when-issued or delayed delivery basis may result in a loss or missed opportunity to make an alternative investment. Depending on market conditions, the Fund's when-issued and delayed delivery purchase commitments could cause its net asset value per share to be more volatile, because such securities may increase the amount by which its total assets, including the value of when-issued and delayed delivery securities it holds, exceed its net assets.


Foreign Currency Options. The Diversified, High Yield, Income and Capital and Opportunity Funds may engage in foreign currency options transactions. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options any time prior to expiration.

A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect the Fund against an adverse movement in the value of a foreign currency, it does not limit the gain which might result from a favorable movement in the value of such currency. For example, if a Fund were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. Similarly, if the Fund had entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in value of the currency but instead the currency had depreciated in value between the date of purchase and the settlement date, the Fund would not have to exercise its call but could acquire in the spot market the amount of foreign currency needed for settlement.

Foreign Currency Futures Transactions. As part of their financial futures transactions (see "Financial Futures Contracts" and "Options on Financial Futures Contracts" above), the Diversified, High Yield, Income and Capital and Opportunity Funds may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, a Fund may be able to achieve many of the same objectives as through forward foreign currency exchange contracts more effectively and possibly at a lower cost.

Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.


Forward Foreign Currency Exchange Contracts. The Diversified, High Yield, Income and Capital and Opportunity Funds may engage in forward foreign currency transactions. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days ("term") from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. The investment manager believes that it is important to have the flexibility to enter into such forward contracts when it determines that to do so is in the best interests of a Fund. These Funds may engage in foreign currency transactions in connection with their investments in foreign securities but will not speculate in foreign currency exchange.

The value of the foreign securities investments of a Fund measured in U.S. Dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. A Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.

When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may want to establish the U.S. Dollar cost or proceeds, as the case may be. By entering into a forward contract in U.S. Dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, the Fund is able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the U.S. Dollar and such foreign currency. However, this tends to limit potential gains that might result from a positive change in such currency relationships. A Fund may also hedge its foreign currency exchange rate risk by engaging in foreign currency financial futures and options transactions. When the investment manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. Dollar, it may enter into a forward contract to sell an amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. The forecasting of short-term currency market movement is extremely difficult and whether such a short-term hedging strategy will be successful is highly uncertain. It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a contract. Accordingly, it may be necessary for a Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver when a decision is made to sell the security and make delivery of the foreign currency in settlement of a forward contract. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.


If a Fund retains the portfolio security and engages in an offsetting transaction with respect to a forward contract, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between a Fund's entering into a forward contract for the sale of foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund would realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund would suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might result should the value of such currency increase. A Fund may have to convert its holdings of foreign currencies into U.S. Dollars from time to time in order to meet such needs as Fund expenses and redemption requests. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.


A Fund will not enter into forward contracts or maintain a net exposure in such contracts where the Fund would be obligated to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency. The Diversified, High Yield, Income and Capital and Opportunity Funds do not intend to enter into forward contracts for the purchase of a foreign currency if they would have more than 15% of the value of their total assets committed to such contracts. The Funds segregate cash or liquid securities to the extent required by applicable regulation in connection with forward foreign currency exchange contracts entered into for the purchase of a foreign currency. A Fund generally does not enter into a forward contract with a term longer than one year.

Short Sales Against-the-Box. The Adjustable Rate, Diversified and Mortgage Funds may each make short sales against-the-box. A short sale "against-the-box" is a short sale in which the Fund owns at least an equal amount of the securities sold short or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and at least equal in amount to, the securities sold short. A Fund may engage in such short sales only to the extent that not more than 10% of the Fund's total assets (determined at the time of the short sale) is held as collateral for such sales. No Fund currently intends, however, to engage in such short sales to the extent that more than 5% of its net assets will be held as collateral therefor during the current year.

Interest Rate Swaps and Swap-Related Products. The Adjustable Rate and Opportunity Funds may engage in interest rate swaps and other swap-related products. Swap agreements can take many different forms and are known by a variety of names. The Adjustable Rate and Opportunity Funds are not limited to any particular form of swap agreement if the investment manager determines it is consistent with a fund's investment objective and policies. Interest rate swaps are the exchange by the Fund with another party of their respective commitments to pay or receive interest with respect to a notional (agreed upon) principal amount, for example, an exchange of floating rate payments for fixed rate payments. Interest rate swaps are generally entered into to permit the party seeking a floating or fixed rate obligation, as the case may be, the opportunity to acquire such obligation at a lower rate than is directly available in the credit market. The success of such a transaction depends in large part on the availability of fixed rate obligations at a low enough coupon rate to cover the cost involved. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor.


Each of the Adjustable Rate and Opportunity Funds usually will enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amounts of the two payments. The net amount of the excess, if any, of the Fund's obligations over its entitlement with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or eligible securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian. To the extent that a Fund enters into interest rate swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Fund's obligations, if any, with respect to such interest rate swaps, accrued on a daily basis.


Each of the Adjustable Rate and Opportunity Funds will not enter into any swap transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category for the Adjustable Rate Fund, and, within the top three rating categories for the Opportunity Fund, by at least one nationally recognized rating organization at the time of entering into such transaction. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents using standardized swap documents. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documents have not yet been developed and, accordingly, they are less liquid than swaps. It is anticipated that neither the Adjustable Rate nor Opportunity Fund will invest more than 5% of its total assets in interest rate caps and floors and that the aggregate notional (agreed upon) principal amount of interest rate swaps entered into by a Fund and the aggregate contract value of outstanding futures contracts of a Fund and futures contracts subject to outstanding options written by a Fund will not exceed 50% of the Fund's total assets.

Repurchase Agreements. Each Fund may invest in repurchase agreements, under which it acquires ownership of a security and the broker-dealer or bank agrees to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the Fund's holding period. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund might have expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon. In addition, the Fund must take physical possession of the security or receive written confirmation of the purchase and a custodial or safekeeping receipt from a third party or be recorded as the owner of the security through the Federal Reserve Book-Entry System. Repurchase agreements will be limited to transactions with financial institutions believed by the investment manager to present minimal credit risk. The investment manager will monitor on an on-going basis the creditworthiness of the broker-dealers and banks with which the Funds may engage in repurchase agreements. Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of the Funds' limitations on illiquid securities.

Lending of Portfolio Securities. Consistent with applicable regulatory requirements, the Funds (other than the Government Fund) may lend securities (principally to broker-dealers) without limit where such loans are callable at any time and are continuously secured by segregated collateral (cash or other liquid securities) equal to no less than the market value, determined daily, of the securities loaned. The Funds will receive amounts equal to dividends or interest on the securities loaned. The Funds will also earn income for having made the loan. Any cash collateral pursuant to these loans will be invested in short-term money market instruments. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to forms deemed by the investment manager to be of good standing, and when the investment manager believes the potential earnings to justify the attendant risk. Management will limit such lending to not more than one-third of the value of a Fund's total assets.

Borrowing Money. The Adjustable Rate, Mortgage and Short-Intermediate Government Funds each may not borrow money except as a temporary measure for extraordinary or emergency purposes and then only in an amount up to one-third of the value of its total assets in order to meet redemption requests without immediately selling any portfolio securities. If, for any reason, the current value of a Fund's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Fund will, within three days (not including Sundays and holidays), reduce its indebtedness to the extent necessary. A Fund will not borrow for leverage purposes. The Adjustable Rate Fund may pledge up to 15% of its total assets to secure any such borrowings. The Diversified, Government, High Yield and Income and Capital Funds may each borrow money only for temporary or emergency purposes and not for leverage purposes, and then only in an amount up to 5% of its assets, in order to meet redemption requests without immediately selling any portfolio securities or other assets. These Funds, except for the Government Fund, may not pledge their assets in an amount exceeding the amount of the borrowings secured by such pledge. The Government Fund may pledge up to 7% of its assets to secure any such borrowings.

The maximum amount that the Opportunity Fund may borrow is one-third of the value of its assets (including the amount borrowed). As a temporary measure for extraordinary or emergency purposes, the Opportunity Fund may borrow money up to one-third of the value of its total assets (including the amount borrowed) in order to meet redemption requests without immediately selling any portfolio securities. The Opportunity Fund may also borrow money up to 20% of the value of its total assets (including the amount borrowed) for leverage purposes.

Additional Investment Information. A Fund will not normally engage in the trading of securities for the purpose of realizing short-term profits, but will adjust its portfolio as considered advisable in view of prevailing or anticipated market conditions and its investment objective. Accordingly, a Fund may sell fixed income securities in anticipation of a rise in interest rates and purchase such securities for inclusion in its portfolio in anticipation of a decline in interest rates. Frequency of portfolio turnover will not be a limiting factor should the investment manager deem it desirable to purchase or sell securities. The portfolio turnover rates for the Funds (except the Opportunity Fund) are listed under "Financial Highlights." It is anticipated that, under normal circumstances, the portfolio turnover rate for the Opportunity Fund will not exceed 300%. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions or other transaction costs. Higher portfolio turnover may result in the realization of greater net short-term capital gains.

A Fund (other than the Adjustable Rate and Short-Intermediate Government Funds) may take full advantage of the entire range of maturities of fixed income securities and may adjust the average maturity of its portfolio from time to time, depending upon its assessment of relative yields on securities of different maturities and its expectations of future changes in interest rates. Thus, the average maturity of a Fund's portfolio may be relatively short (under 5 years, for example) at some times and relatively long (over 10 years, for example) at other times. Generally, since shorter term debt securities tend to be more stable than longer term debt securities, the portfolio's average maturity will be shorter when interest rates are expected to rise and longer when interest rates are expected to fall. The effective Dollar-weighted average portfolio maturity of the Adjustable Rate Fund generally will range from less than one year to five years. The effective Dollar-weighted average portfolio maturity of the Short-Intermediate Government Fund generally will be more than two years but less than five years.

A Fund will not purchase illiquid securities, including repurchase agreements maturing in more than seven days, if, as a result thereof, more than 15% of the Fund's net assets, valued at the time of the transaction, would be invested in such securities, except that the Mortgage Fund may not purchase illiquid securities if more than 10% of its total assets would be invested in such securities. Each Fund may invest in securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933. This rule permits otherwise restricted securities to be sold to certain institutional buyers, such as the Funds. Such securities may be illiquid and subject to a Fund's limitation on illiquid securities. A "Rule 144A" security may be treated as liquid, however, if so determined pursuant to procedures adopted by the Board of Trustees. Investing in Rule 144A securities could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A securities.

Trustees' Power to Change Objectives and Policies. Except as specifically stated to the contrary, the objectives and policies of the Funds may be changed by the Trustees without a vote of the shareholders.


PORTFOLIO TRANSACTIONS


Scudder Kemper Investments, Inc. ("Scudder Kemper"), and its affiliates furnish investment management services for the Kemper Funds, Zurich Money Market Funds and other clients including affiliated insurance companies. Scudder Kemper and its affiliates share some common research and trading facilities. At times investment decisions may be made to purchase or sell the same investment securities for a Fund and for one or more of the other clients managed by Scudder Kemper or its affiliates. When two or more of such clients are simultaneously engaged in the purchase or sale of the same security through the same trading facility, the transactions are allocated as to amount and price in a manner considered equitable to each.


National securities exchanges have established limitations governing the maximum number of options in each class which may be written by a single investor or group of investors acting in concert. An exchange may order the liquidation of positions found to be in violation of these limits, and it may impose certain other sanctions. These position limits may restrict the number of options a Fund will be able to write on a particular security.


The above mentioned factors may have a detrimental effect on the quantities or prices of securities, options or futures contracts available to a Fund. On the other hand, the ability of a Fund to participate in volume transactions may produce better executions for a Fund in some cases. The Board of Trustees of each Trust believes that the benefits of Scudder Kemper's organization outweigh any limitations that may arise from simultaneous transactions or position limitations.

BROKERAGE COMMISSIONS

Allocation of brokerage is supervised by the Advisor.

The primary objective of the Advisor in placing orders for the purchase and sale of securities for a Fund is to obtain the most favorable net results, taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Advisor seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by a Fund to reported commissions paid by others. The Advisor reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

The Funds' purchases and sales of fixed income securities are generally placed by the Advisor with primary market makers for these securities on a net basis, without any brokerage commission being paid by a Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.

When it can be done consistently with the policy of obtaining the most favorable net results, it is the Advisor's practice to place such orders with broker/dealers who supply research, market and statistical information to a Fund. The term "research and market statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchases or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Advisor is authorized when placing portfolio transactions for a Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution services and the receipt of research, market or statistical information. The Advisor may place orders with broker/dealers on the basis that the broker/dealer has or has not sold shares of a Fund. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

To the maximum extent feasible, it is expected that the Advisor will place orders for portfolio transactions through the Distributor, which is a corporation registered as a broker/dealer and a subsidiary of the Advisor, the Distributor will place orders on behalf of the Funds with issuers, underwriters or other brokers and dealers. The Distributor will not receive any commission, fee or other remuneration from the Funds for this service.

Although certain research, market and statistical information from broker/dealers may be useful to a Fund and to the Advisor, it is the opinion of the Advisor that such information only supplements the Advisor's own research effort since the information must still be analyzed, weighed, and reviewed by the Advisor's staff. Such information may be useful to the Advisor in providing services to clients other than a Fund, and not all such information is used by the Advisor in connection with a Fund. Conversely, such information provided to the Advisor by broker/dealers through whom other clients of the Advisor effect securities transactions may be useful to the Advisor in providing services to a Fund.

The Trustees review from time to time whether the recapture for the benefit of a Fund of some portion of the brokerage commissions or similar fees paid by a Fund on portfolio transactions is legally permissible and advisable.

The table below shows total brokerage commissions paid by each Fund for the last three fiscal years (except the Opportunity Fund which commenced operations on October 1, 1997) and for the most recent fiscal year, the percentage thereof that was allocated to firms based upon research information provided.

                                                      Allocated to Firms
                                                     Based on Research in
Fund                             Fiscal 1998             Fiscal 1998              Fiscal 1997              Fiscal 1996
----                             -----------             -----------              -----------              -----------

Adjustable Rate               To Be Updated          To Be Updated                      $8,000                 $29,000
Diversified                                                                         $3,860,000              $2,927,000
Government                                                                            $887,000                $806,000
High Yield                                                                         $43,566,000             $46,280,000
Income and Capital                                                                  $2,156,000              $1,624,000
Mortgage                                                                              $570,000                $545,000
Short-Intermediate                                                                     $15,000                 $44,000
Government
Opportunity                                                                                N/A                     N/A

+ Includes amounts paid during the fiscal year ended July 31, 1995 and the fiscal period from August 1, 1995 to September 30, 1995.

The change in portfolio turnover rates during the last two fiscal years for the Income And Capital Fund (see "Financial Highlights" in the prospectus) was due primarily to strategies related to Government securities transactions.


INVESTMENT MANAGER AND UNDERWRITER


Investment Manager. Scudder Kemper Investments, Inc. ("Scudder Kemper" or "the Advisor"), 345 Park Avenue, New York, New York, is each Fund's investment manager. Scudder Kemper is approximately 70% owned by Zurich Financial Services, a newly formed global insurance and financial services company. The balance of the Advisor is owned by its officers and employees. Pursuant to investment management agreements, Scudder Kemper acts as each Fund's investment adviser, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical and administrative services, and permits any of its officers or employees to serve without compensation as trustees or officers of a Fund if elected to such positions. Each investment management agreement provides that each Fund pays the charges and expenses of its operations, including the fees and expenses of the trustees (except those who are affiliated with Scudder Kemper), independent auditors, counsel, custodian and transfer agent and the cost of share certificates, reports and notices to shareholders, brokerage commissions or transaction costs, costs of calculating net asset value and maintaining all accounting records thereto, taxes and membership dues. Each Fund bears the expenses of registration of its shares with the Securities and Exchange Commission, while Kemper Distributors, Inc. ("KDI"), 222 South Riverside Plaza, Chicago, Illinois, 60606, as principal underwriter, pays the cost of qualifying and maintaining the qualification of each Fund's shares for sale under the securities laws of the various states. Scudder Kemper has agreed to reimburse the Government Fund should all operating expenses of the Fund, including the compensation of Scudder Kemper, but excluding taxes, interest, distribution services fee, extraordinary expenses and brokerage commissions or transaction costs, exceed 1% of average daily net assets of the fund on an annual basis.

The investment management agreements provide that Scudder Kemper shall not be liable for any error of judgment or of law, or for any loss suffered by a Fund in connection with the matters to which the agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Scudder Kemper in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under each agreement.

Each Fund's investment management agreement continues in effect from year to year so long as its continuation is approved at least annually by (a) a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Fund and (b) by the shareholders or the Board of Trustees of the Fund. Each Fund's investment management agreement may be terminated at any time upon 60 days' notice by either party, or by a majority vote of the outstanding shares of the Fund, and will terminate automatically upon assignment. If additional Funds become subject to an investment management agreement, the provisions concerning continuation, amendment and termination shall be on a Fund by Fund basis. Additional Funds may be subject to a different agreement.


Responsibility for overall management of each Fund rests with its Board of Trustees and officers. Professional investment supervision is provided by Scudder Kemper. The investment management agreements provide that Scudder Kemper shall act as each Fund's investment adviser, manage its investments and provide it with various services and facilities.

On December 31, 1997, pursuant to the terms of an agreement, Scudder, Stevens & Clark, Inc. ("Scudder") and Zurich Insurance Company ("Zurich") formed a new global organization by combining Scudder with Zurich Kemper Investments, Inc., a former subsidiary of Zurich and the former investment manager to each Fund, and Scudder changed its name to Scudder Kemper Investments, Inc. As a result of the transaction, Zurich owned approximately 70% of the Adviser, with the balance owned by the Adviser's officers and employees.

On September 7, 1998, the businesses of Zurich (including Zurich's 70% interest in Scudder Kemper) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial Services, Inc. By way of a dual holding company structure, former Zurich shareholders initially owned approximately 57% of Zurich Financial Services, Inc., with the balance initially owned by former B.A.T shareholders.

Upon consummation of this transaction, each Fund's existing investment management agreement with Scudder Kemper was deemed to have been assigned and, therefore, terminated. The Board has approved a new investment management agreement with Scudder Kemper, which is substantially identical to the current investment management agreement, except for the date of execution and termination. This agreement became effective upon the termination of the then current investment management agreement and will be submitted for shareholder approval at a special meeting currently scheduled to conclude in December 1998.

The current investment management fee rates are payable monthly, at the annual rates shown below.

                                Adjustable Rate,
                               Income and Capital,
                                  Mortgage and
                               Short-Intermediate       Diversified and
Average Daily Net Assets              Gov't               High Yield         Government       Opportunity
------------------------              -----               ----------         ----------       -----------
$0 - $250 million                       .55%                 .58%                .45%             .65%
$250 million - $1 billion               .52                  .55                 .43              .62
$1 billion - $2.5 billion               .50                  .53                 .41              .60
$2.5 billion - $5 billion               .48                  .51                 .40              .58
$5 billion - $7.5 billion               .45                  .48                 .38              .55
$7.5 billion - $10 billion              .43                  .46                 .36              .53
$10 billion - $12.5 billion             .41                  .44                 .34              .51
Over $12.5 billion                      .40                  .42                 .32              .49


The investment management fees paid by each Fund for its last three fiscal years are shown in the table below (except for the Opportunity Fund which commenced operations on October 1, 1997).


Fund                                  1998             1997             1996
----                                  ----             ----             ----

Adjustable Rate                  [TO BE UPDATED]       $493,000         627,000
Diversified                                         $ 4,664,000       4,239,000
Government                                          $15,888,000      18,159,000
High Yield                                          $23,419,000      19,436,000
Income and Capital                                   $3,162,000       3,194,000
Mortgage                                            $13,793,000      16,340,000
Short-Intermediate Government                        $1,014,000       1,230,000
Opportunity Fund

+ Includes amounts paid during the fiscal year ended July 31, 1995 and the fiscal period from August 1, 1995 to September 30, 1995.

Fund Accounting Agent. Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts 02110, a subsidiary of Scudder Kemper, is responsible for determining the daily net asset value per share of the Funds and maintaining all accounting records related thereto. Currently, SFAC receives an annual fee of __ of 1% of average daily net assets for its services to the Funds.

Principal Underwriter. Pursuant to separate underwriting and distribution services agreements ("distribution agreements"), Kemper Distributors Inc. ("KDI"), 222 South Riverside Plaza, Chicago, Illinois, 60606, a wholly owned subsidiary of Scudder Kemper, is the principal underwriter and distributor for the shares of each Fund and acts as agent of each Fund in the continuous offering of its shares. KDI bears all its expenses of providing services pursuant to the distribution agreement, including the payment of any commissions. Each Fund pays the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and KDI, as principal underwriter, pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. KDI also pays for supplementary sales literature and advertising costs.


Each distribution agreement continues in effect from year to year so long as such continuance is approved for each class at least annually by a vote of the Board of Trustees of the Fund, including the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the agreement. Each agreement automatically terminates in the event of its assignment and may be terminated for a class at any time without penalty by a Fund or by KDI upon 60 days notice. Termination by a Fund with respect to a class may be by vote of a majority of the Board of Trustees, or a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the agreement, or a "majority of the outstanding voting securities" of the class of the Fund, as defined under the Investment Company Act of 1940. The agreement may not be amended for a class to increase the fee to be paid by a Fund with respect to such class without approval by a majority of the outstanding voting securities of such class of the Fund and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the agreement. The provisions concerning the continuation, amendment and termination of the distribution agreement are on a Fund by Fund basis and for each Fund on a class by class basis.


Class A Shares. KDI receives no compensation from the Trusts as principal underwriter for Class A shares and pays all expenses of distribution of each Fund's Class A shares under the distribution agreement not otherwise paid by dealers or other financial services firms. As indicated under "Purchase, Repurchase and Redemption of Shares," KDI retains the sales charge upon the purchase of shares and pays or allows concessions or discounts to firms for the sale of each Fund's shares. The following information concerns the underwriting commissions paid in connection with the distribution of each Fund's Class A shares for the fiscal years noted.

                                                  Commissions               Commissions KDI       Commissions Paid to
Class A Shares                Fiscal Year       Retained by KDI            Paid to All Firms      KDI Affiliated Firms
--------------                -----------       ---------------            -----------------      --------------------

Adjustable Rate                  1998            To Be Updated
                                 1997                   $8,000                    58,000                          0
                                 1996                  $11,000                    88,000                          0

Diversified                      1998            To Be Updated
                                 1997                 $178,000                 1,166,000                          0
                                 1996                 $129,000                   737,000                     69,000

Government                       1998            To Be Updated
                                 1997                 $221,000                 1,410,000                     10,000
                                 1996                 $330,000                 2,024,000                     91,000

High Yield                       1998            To Be Updated
                                 1997               $1,714,000                11,779,000                    181,000
                                 1996                 $857,000                 6,035,000                    226,000

Income and Capital               1998            To Be Updated
                                 1997                  $53,000                 1,283,000                          0
                                 1996                 $115,000                   914,000                     74,000

Mortgage                         1998            To Be Updated
                                 1997                  $29,000                   201,000                          0
                                 1996                  $38,000                   226,000                     11,000

                                                  Commissions               Commissions KDI       Commissions Paid to
Class A Shares                Fiscal Year       Retained by KDI            Paid to All Firms      KDI Affiliated Firms
--------------                -----------       ---------------            -----------------      --------------------

Opportunity Fund                 1998            To Be Updated

Short-Intermediate               1998            To Be Updated
Government                       1997                   $8,000                    82,000                          0
                                 1996                   $9,000                    70,000                      1,000

Class B Shares and Class C Shares. Since the distribution agreement provides for fees charged to Class B and Class C shares that are used by KDI to pay for distribution services , the agreement (the "Plan"), is approved and renewed separately for the Class B and Class C shares in accordance with Rule 12b-1 under the Investment Company Act of 1940, which regulates the manner in which an investment company may, directly or indirectly, bear expenses of distributing its shares. As of December 1997, each Fund's Rule 12b-1 Plan has been separated from its distribution agreement.

Rule 12b-1 Plan. Since each distribution agreement provides for fees payable as an expense of the Class B shares and the Class C shares that are used by KDI to pay for distribution services for those classes, that agreement is approved and reviewed separately for the Class B shares and the Class C shares in accordance with Rule 12b-1 under the 1940 Act, which regulates the manner in which an investment company may, directly or indirectly, bear the expenses of distributing its shares. As of December 1997, each Fund's Rule 12b-1 Plan has been separated from its distribution agreement. The table below shows amounts paid in connection with each Fund's Rule 12b-1 Plan during its 1998 fiscal year.

                                                                                                        Contingent Deferred Sales
                      Distribution Expenses Incurred by              Distribution Fees Paid by Fund         Charges Paid to
                               Underwriter                                   to Underwriter                   Underwriter
                               -----------                                   --------------                   -----------
Fund                    Class B         Class C                          Class B        Class C           Class B      Class C
----                    -------         -------                          -------        -------           -------      -------

Adjustable Rate     To be Updated
Diversified
Government
High Yield
Income and Capital
Mortgage
Short-Intermediate
Government

If a Rule 12b-1 Plan (the "Plan") is terminated in accordance with its terms, the obligation of a Fund to make payments to KDI pursuant to the Plan will cease and the Fund will not be required to make any payments past the termination date. Thus, there is no legal obligation for the Fund to pay any expenses incurred by KDI in excess of its fees under a Plan, if for any reason the Plan is terminated in accordance with its terms. Future fees under the Plan may or may not be sufficient to reimburse KDI for its expenses incurred.

For its services under the distribution agreement, KDI receives a fee from each Fund, payable monthly, at the annual rate of 0.75% of average daily net assets of each Fund attributable to Class B shares. This fee is accrued daily as an expense of Class B shares. KDI also receives any contingent deferred sales charges. See "Purchase, Repurchase and Redemption of Shares -- Contingent Deferred Sales Charge -- Class B Shares." KDI currently compensates firms for sales of Class B shares at a commission rate of 3.75%.

For its services under the distribution agreement, KDI receives a fee from each Fund, payable monthly, at the annual rate of 0.75% of average daily net assets of each Fund attributable to Class C shares. This fee is accrued daily as an expense of Class C shares. KDI currently advances to firms the first year distribution fee at a rate of 0.75% of the purchase price of Class C shares. For periods after the first year, KDI currently pays firms for sales of Class C shares a distribution fee, payable quarterly, at an annual rate of 0.75% of net assets attributable to Class C shares maintained and serviced by the firm and the fee continues until terminated by KDI or a Fund. KDI also receives any contingent deferred sales charges. See "Purchase, Repurchase and Redemption of Shares- Contingent Deferred Sales Charges- Class C Shares".

Expenses of the Funds and of KDI in connection with the Rule 12b-1 plans for the Class B and Class C shares are set forth below (except for the Opportunity Fund which commenced operations on October 1, 1997). A portion of the marketing, sales and operating expenses shown below could be considered overhead expense.

                                                                                    Other Distribution Expenses paid by KDI
                                                                                    ---------------------------------------
                                     Contingent     Total      Distribution
                                      Deferred   Distribution    Paid by
                      Distribution      Sales    Fees Paid by   KDI to KDI  Advertising             Marketing     Misc.
Class B       Fiscal  Fees Paid by     Charges      KDI to      Affiliated      and     Prospectus  and Sales   Operating   Interest
Shares         Year    Fund to KDI   Paid to KDI     Firms        Firms     Literature   Printing    Expenses    Expenses   Expenses
------         ----    -----------   -----------     -----        -----     ----------   --------    --------    --------   --------

Adjustable     1998          To be
Rate                       updated
               1997        $51,000      31,000      112,000           0       10,000      1,000       25,000    492,000      36,000
               1996        $42,000      19,000       56,000       5,000       13,000      1,000       31,000     12,000      26,000

Diversified    1998          To be
                           updated
               1997     $2,148,000     419,000    2,911,000           0      368,000     26,000    1,018,000    121,000     640,000
               1996     $1,909,000     446,000    1,739,000      54,000      409,000     33,000      871,000    165,000     468,000

Government     1998          To be
                           updated
               1997       $528,000     234,000      665,000           0      116,000      8,000      303,000     43,000     405,000
               1996       $475,000     181,000    1,206,000      34,000      336,000     27,000      690,000    135,000     308,000

High Yield     1998          To be
                           updated
               1997     $8,925,000   1,473,000   16,578,000           0    2,127,000    153,000    5,700,000    583,000   1,500,000
               1996     $7,450,000   1,324,000    7,288,000      91,000    1,549,000    119,000    3,416,000    638,000     567,000

Income and     1998          To be
Capital                    updated
               1997       $600,000     211,000      588,000           0       97,000      7,000      254,000     39,000     378,000
               1996       $572,000     146,000    1,393,000      89,000      390,000     31,000      804,000    132,000     295,000

Mortgage                     To be
                           updated
               1997     $6,685,000   1,362,000      640,000           0      116,000      8,000      300,000     57,000         -0-
               1996     $9,328,000   2,147,000      982,000      22,000      325,000     23,000      656,000    119,000     514,000

Opportunity    1998          To be
Fund                       updated

Short-         1998          To be
Intermediate               updated
Government     1997     $1,071,000     327,000      335,000           0       52,000      4,000      136,000     31,000         -0-
               1996     $1,403,000     486,000      378,000       2,000      111,000      9,000      235,000     44,000         -0-

                                                                                    Other Distribution Expenses Paid by KDI
                                                                                    ---------------------------------------
                                                             Distribution
                     Distribution  Contingent     Total        Paid by
                       Fees Paid    Deferred   Distribution   KDI to KDI   Advertising               Marketing     Misc.
Class C       Fiscal  by Fund to   Sales KDI   Fees paid by   Affiliated       and      Prospectus   and Sales   Operating  Interest
Shares         Year       KDI       Charges    KDI to Firms      Firms     Literature    Printing    Expenses     Expenses  Expenses
------         ----       ---       -------    ------------      -----     ----------    --------    --------     --------  --------

Adjustable     1998       To be
Rate                    updated
               1997      $9,000          0           8,000            0        4,000            0      11,000      61,000    12,000
               1996      $9,000          0           9,000            0        9,000        1,000      20,000       8,000     8,000

Diversified    1998       To be
                        updated
               1997     $83,000      5,000         106,000            0       49,000        4,000     136,000      24,000    29,000
               1996     $33,000          0          52,000            0       34,000        3,000      54,000      14,000    12,000

Government     1998       To be
                        updated
               1997     $62,000      1,000          72,000            0       16,000        1,000      44,000       8,000    30,000
               1996     $51,000      1,000          60,000            0       57,000        5,000     113,000       8,000    19,000

                                                                                    Other Distribution Expenses Paid by KDI
                                                                                    ---------------------------------------
                                                             Distribution
                     Distribution  Contingent     Total        Paid by
                       Fees Paid    Deferred   Distribution   KDI to KDI   Advertising               Marketing     Misc.
Class C       Fiscal  by Fund to   Sales KDI   Fees paid by   Affiliated       and      Prospectus   and Sales   Operating  Interest
Shares         Year       KDI       Charges    KDI to Firms      Firms     Literature    Printing    Expenses     Expenses  Expenses
------         ----       ---       -------    ------------      -----     ----------    --------    --------     --------  --------

High Yield     1998       To be
                        updated
               1997    $657,000     58,000         944,000            0      411,000       29,000   1,111,000     128,000   210,000
               1996    $245,000      3,000         370,000            0      316,000       23,000     559,000      90,000    79,000

Income and     1998       To be
Capital                 updated
               1997     $53,000      2,000          60,000            0       23,000        2,000      60,000      16,000    24,000
               1996     $31,000      1,000          42,000            0       40,000        3,000      86,000       2,000    12,000

Mortgage       1998       To be
                        Updated
               1997     $16,000      1,000          21,000            0        7,000            0      19,000       5,000     8,000
               1996     $12,000          0          15,000            0        8,000        1,000      17,000       1,000     5,000

Opportunity    1998       To be
Fund                    updated

Short-         1998       To be
Intermediate            updated
Government     1997     $34,000      3,000          42,000            0       18,000        1,000      50,000      16,000    28,000
               1996     $25,000      1,000          29,000            0       36,000        3,000      76,000      12,000    17,000

Administrative Services. Administrative services are provided to each Fund under an administrative services agreement ("administrative agreement") with KDI. KDI bears all its expenses of providing services pursuant to the administrative agreement between KDI and the Fund, including the payment of service fees. For the services under the administrative agreement, each Fund pays KDI an administrative services fee, payable monthly, at the annual rate of up to 0.25% of average daily net assets of each class of the Fund.

KDI has entered into related arrangements with various broker-dealer firms and other service or administrative firms ("firms"), that provide services and facilities for their customers or clients who are investors of the Fund. The firms provide such office space and equipment, telephone facilities and personnel as is necessary or beneficial for providing information and services to their clients. Such services and assistance may include, but are not limited to, establishing and maintaining accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding the Fund, assistance to clients in changing dividend and investment options, account designations and addresses and such other administrative services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation. With respect to Class A shares, KDI pays each firm a service fee, normally payable quarterly, at an annual rate of (a) up to 0.15% (0.25% for the Mortgage and Short-Intermediate Government Funds) of the net assets in Fund accounts that it maintains and services attributable to Class A shares acquired prior to October 1, 1993, and (b) up to 0.25% of net assets of those accounts that it maintains and services attributable to Class A shares acquired on or after October 1, 1993, in each case commencing with the month after investment. With respect to Class B shares and Class C shares, KDI currently advances to firms the first-year service fee at a rate of up to 0.25% of the purchase price of such shares. For periods after the first year, KDI currently intends to pay firms a service fee at an annual rate of up to 0.25% (calculated monthly and normally paid quarterly) of the net assets attributable to Class B and Class C shares maintained and serviced by the firm and the fee continues until terminated by KDI or the Fund. Firms to which service fees may be paid include affiliates of KDI.

The following information concerns the administrative services fee paid by each Fund to KDI for fiscal years ended 1998, 1997 and 1996(except the Opportunity Fund which commenced operations on October 1, 1997).

                           Administrative Service Fees Paid by Fund
                           ----------------------------------------

                                                                             Total Service Fees     Service Fees Paid by KDI to
Fund                Fiscal Year     Class A        Class B     Class C      Paid by KDI to Firms       KDI Affiliated Firms
----                -----------     -------        -------     -------      --------------------       --------------------

Adjustable Rate        1998           To be
                                    updated
                       1997        $169,000         17,000       3,000             188,000                          0
                       1996        $213,000         14,000       3,000             231,000                      5,000

                           Administrative Service Fees Paid by Fund
                           ----------------------------------------

                                                                             Total Service Fees     Service Fees Paid by KDI to
Fund                Fiscal Year     Class A        Class B     Class C      Paid by KDI to Firms       KDI Affiliated Firms
----                -----------     -------        -------     -------      --------------------       --------------------

Diversified            1998            To be
                                     updated
                       1997       $1,131,000       705,000      28,000           1,930,000                      9,000
                       1996       $1,020,000       624,000      11,000           1,692,000                     55,000

Government             1998            To be
                                     updated
                       1997       $6,821,000       173,000      19,000           7,053,000                     35,000
                       1996       $7,542,000       159,000      15,000           7,728,000                    329,000

High Yield             1998            To be
                                     updated
                       1997       $6,462,000     2,917,000     217,000          10,067,000                     49,000
                       1996       $5,075,000     2,469,000      83,000           7,844,000                    134,000

Income and Capital     1998            To be
                                     updated
                       1997         $992,000       199,000      18,000           1,207,000                      6,000
                       1996         $950,000       185,000      10,000           1,167,000                     39,000

Mortgage               1998            To be
                                     updated
                       1997       $4,354,000     2,139,000       5,000           6,503,000                     73,000
                       1996       $4,751,000     2,978,000       4,000           7,729,000                    301,000

Opportunity Fund       1998            To be
                                     updated

Short-Intermediate     1998            To be
Government                           updated
                       1997          $88,000       345,000      12,000             450,000                          0
                       1996          $80,000       453,000       8,000             546,000                     11,000

KDI also may provide some of the above services and may retain any portion of the fee under the administrative agreement not paid to firms to compensate itself for administrative functions performed for a Fund. Currently, however, the administrative services fee payable to KDI is based only upon Fund assets in accounts for which a firm provides administrative services and it is intended that KDI will pay all the administrative services fee that it receives from a Fund to firms in the form of service fees. The effective administrative services fee rate to be charged against all assets of a Fund while this procedure is in effect will depend upon the proportion of Fund assets that is in accounts for which a firm of record provides administrative services, as well as (except for the Mortgage and Short-Intermediate Government Funds), with respect to Class A shares, the date when shares representing such assets were purchased. The Board of Trustees of a Fund, in its discretion, may approve basing the fee to KDI on all Fund assets in the future.

Certain trustees or officers of the Funds are also directors or officers of Scudder Kemper or KDI as indicated under "Officers and Trustees."

Custodian, Transfer Agent and Shareholder Service Agent. Investors Fiduciary Trust Company ("IFTC"), 801 Pennsylvania Avenue, Kansas City, Missouri 64105, as custodian, and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as sub-custodian, have custody of all securities and cash of each Fund maintained in the United States. The Chase Manhattan Bank, Chase MetroTech Center, Brooklyn, New York 11245, as custodian, has custody of all securities and cash of each Fund held outside of the United States. They attend to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by each Fund. IFTC is also each Fund's transfer agent and dividend-paying agent. Pursuant to a services agreement with IFTC, Kemper Service Company ("KSvC"), an affiliate of Scudder Kemper, serves as "Shareholder Service Agent" of each Fund, and as such, performs all of IFTC's duties as transfer agent and dividend paying agent. IFTC receives as transfer agent, and pays to KSvC, annual account fees of $6 per account plus account set up, transaction and maintenance charges, annual fees associated with the contingent deferred sales charge (Class B only) and out-of-pocket expense reimbursement. IFTC's fee is reduced by certain earnings credits in favor of the Fund. The following shows for each Fund's 1998 fiscal year the shareholder service fees IFTC remitted to KSvC (except for the Opportunity Fund which commenced operations on October 1, 1997).

Fund                                                             Fees to KSvC
----                                                             ------------


Adjustable Rate                                            To be updated
Diversified
Government
High Yield
Income and Capital
Mortgage
Opportunity Fund
Short--Intermediate Government

Independent Auditors and Reports to Shareholders. The Funds' independent auditors, Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606, audit and report on the Funds' annual financial statements, review certain regulatory reports and the Funds' federal income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Funds. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.


Legal Counsel. Vedder, Price, Kaufmann & Kammholz, 222 North LaSalle Street, Chicago, Illinois 60601, serves as legal counsel to each Fund.


PURCHASE, REPURCHASE, AND REDEMPTION OF SHARES

PURCHASE OF SHARES

Alternative Purchase Arrangements. Class A shares of each Fund are sold to investors subject to an initial sales charge. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares, are subject to a contingent deferred sales charge payable upon certain redemptions within the first year following purchase, and do not convert into another class. Class I shares are offered at net asset value without an initial sales charge and are not subject to a contingent deferred sales charge or a Rule 12b-1 distribution fee. When placing purchase orders, investors must specify whether the order is for Class A, Class B, Class C or Class I shares.

The primary distinctions among the classes of each Fund's shares lie in their initial and contingent deferred sales charge structures and in their ongoing expenses, including asset-based sales charges in the form of Rule 12b-1 distribution fees. These differences are summarized in the table below. Each class has distinct advantages and disadvantages for different investors, and investors may choose the class that best suits their circumstances and objectives.

                                                         Annual 12b-1 Fees (as a
                                                         % of average daily net
             Sales Charge                                assets)                    Other Information
             -------------------------------------------------------------------------------------------------
Class A      Maximum initial sales charge of 4.5% of     None                       Initial sales charge
             the public offering price (3.5% for the                                waived or reduced for
             Adjustable Rate and Short Intermediate                                 certain purchases
             Government Funds)

Class B      Maximum contingent deferred sales charge    0.75%                      Shares convert to Class A
             of 4% of redemption proceeds; declines to                              shares six years after
             zero after six years                                                   issuance

Class C      Contingent deferred sales charge of 1% of   0.75%                      No conversion feature
             redemption proceeds for redemptions made
             during first year after purchase

Class I      None                                        None

The minimum initial investment for each Fund is $1,000 and the minimum subsequent investment is $100. The minimum initial investment for an Individual Retirement Account is $250 and the minimum subsequent investment is $50. Under an automatic investment plan, such as Bank Direct Deposit, Payroll Direct Deposit or Government Direct Deposit, the minimum initial and subsequent investment is $50. These minimum amounts may be changed at any time in management's discretion. In order to begin accruing income dividends as soon as possible, purchasers may wire payment to United Missouri Bank of Kansas City, N.A., 10th and Grand Avenue, Kansas City, Missouri 64106.

Share certificates will not be issued unless requested in writing and may not be available for certain types of account registrations. It is recommended that investors not request share certificates unless needed for a specific purpose. You cannot redeem shares by telephone or wire transfer or use the telephone exchange privilege if share certificates have been issued. A lost or destroyed certificate is difficult to replace and can be expensive to the shareholder (a bond worth 2% or more of the certificate value is normally required).

Initial Sales Charge Alternative -- Class A Shares. The public offering price of Class A shares for purchasers of the Adjustable Rate and Short-Intermediate Government Funds choosing the initial sales charge alternative is the net asset value plus a sales charge, as set forth below.

Adjustable Rate and Short-Intermediate Government Funds

                                                             Sales Charge           Allowed to Dealers
                                          As a Percentage    As a Percentage of     as a Percentage of
Amount of Purchase                        of Offering Price  Net Asset Value*       Offering Price
------------------                        -----------------  ----------------       --------------

Less than $100,000                        3.50%              3.63%                  3.00%

$100,000 but less than $250,000           3.00               3.09                   2.50

$250,000 but less than $500,000           2.50               2.56                   2.25

$500,000 but less than $1 million         2.00               2.04                   1.75

$1 million and over                       0.00**             0.00**                  ***

*     Rounded to the nearest one-hundredth percent.

** Redemption of shares may be subject to a contingent deferred sales charge as discussed below.

***   Commission is payable by KDI as discussed below.

The public offering price of Class A shares for purchasers of the Diversified, Government, High Yield, Income and Capital, Mortgage and Opportunity Funds choosing the initial sales charge alternative is the net asset value plus a sales charge, as set forth below.

Diversified, Government, High Yield, Income and Capital, Mortgage and Opportunity Funds

                                                             Sales Charge           Allowed to Dealers
                                          As a Percentage    As a Percentage of     as a Percentage of
Amount of Purchase                        of Offering Price  Net Asset Value*       Offering Price
------------------                        -----------------  ----------------       --------------

Less than $100,000                        4.50%              4.71%                  4.00%

$100,000 but less than $250,000           3.50               3.63                   3.00

$250,000 but less than $500,000           2.60               2.67                   2.25

$500,000 but less than $1 million         2.00               2.04                   1.75

$1 million and over                        .00**              .00**                  ***

*     Rounded to the nearest one-hundredth percent.

** Redemption of shares may be subject to a contingent deferred sales charge as discussed below.

***   Commission is payable by KDI as discussed below.

Each Fund receives the entire net asset value of all its Class A shares sold. KDI, the Funds' principal underwriter, retains the sales charge on sales of Class A shares from which it allows discounts from the applicable public offering price to investment dealers, which discounts are uniform for all dealers in the United States and its territories. The normal discount allowed to dealers is set forth in the above table. Upon notice to all dealers with whom it has sales agreements, KDI may reallow up to the full applicable sales charge, as shown in the above table, during periods and for transactions specified in such notice and such reallowances may be based upon attainment of minimum sales levels. During periods when 90% or more of the sales charge is reallowed, such dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

Class A shares of a Fund may be purchased at net asset value by: (a) any purchaser provided that the amount invested in such Fund or other Kemper Mutual Funds listed under "Special Features -- Class A Shares -- Combined Purchases" totals at least $1,000,000 including purchases of Class A shares pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features described under "Special Features;" or (b) a participant-directed qualified retirement plan described in Code Section 401(a) or a participant-directed non-qualified deferred compensation plan described in Code Section 457 or a participant-directed qualified retirement plan described in Code Section 403(b)(7) which is not sponsored by a K-12 school district, provided in each case that such plan has not less than 200 eligible employees (the "Large Order NAV Purchase Privilege"). Redemption within two years of shares purchased under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge. See "Purchase, Repurchase and Redemption of Shares -- Contingent Deferred Sales Charge -- Large Order NAV Purchase Privilege."

KDI may in its discretion compensate investment dealers or other financial services firms in connection with the sale of Class A shares of a Fund at net asset value in accordance with the Large Order NAV Purchase Privilege up to the following amounts: 1.00% of the net asset value of shares sold on amounts up to $5 million, 0.50% on the next $45 million and 0.25% on amounts over $50 million. The commission schedule will be reset on a calendar year basis for sales of shares pursuant to the Large Order NAV Purchase Privilege to employer sponsored employee benefit plans using the subaccount record keeping system made available through KSvC. For purposes of determining the appropriate commission percentage to be applied to a particular sale, KDI will consider the cumulative amount invested by the purchaser in a Fund and other Kemper Mutual Funds listed under "Special Features -- Class A Shares -- Combined Purchases," including purchases pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features referred to above. The privilege of purchasing Class A shares of a Fund at net asset value under the Large Order NAV Purchase Privilege is not available if another net asset value purchase privilege also applies.

Effective on February 1, 1996, Class A shares of a Fund or any other Kemper Mutual Fund listed under "Special Features -- Class A Shares -- Combined Purchases" may be purchased at net asset value in any amount by members of the plaintiff class in the proceeding known as Howard and Audrey Tabankin, et al. v. Kemper Short-Term Global Income Fund, et al., Case No. 93 C 5231 (N.D. IL). This privilege is generally non-transferable and continues for the lifetime of individual class members and for a ten year period for non-individual class members. To make a purchase at net asset value under this privilege, the investor must, at the time of purchase, submit a written request that the purchase be processed at net asset value pursuant to this privilege specifically identifying the purchaser as a member of the "Tabankin Class." Shares purchased under this privilege will be maintained in a separate account that includes only shares purchased under this privilege. For more details concerning this privilege, class members should refer to the Notice of (1) Proposed Settlement with Defendants; and (2) Hearing to Determine Fairness of Proposed Settlement, dated August 31, 1995, issued in connection with the aforementioned court proceeding. For sales of Fund shares at net asset value pursuant to this privilege, KDI may at its discretion pay investment dealers and other financial services firms a concession, payable quarterly, at an annual rate of up to 0.25% of net assets attributable to such shares maintained and serviced by the firm. A firm becomes eligible for the concession based upon assets in accounts attributable to shares purchased under this privilege in the month after the month of purchase and the concession continues until terminated by KDI. The privilege of purchasing Class A shares of a Fund at net asset value under this privilege is not available if another net asset value purchase privilege also applies.

Class A shares may be sold at net asset value in any amount to: (a) officers, trustees, directors, employees (including retirees) and sales representatives of a Fund, its investment manager, its principal underwriter or certain affiliated companies, for themselves or members of their families; (b) registered representatives and employees of broker-dealers having selling group agreements with KDI and officers, directors and employees of service agents of the Funds, for themselves or their spouses or dependent children; (c) shareholders who owned shares of Kemper Value Fund, Inc. ("KVF") on September 8, 1995, and have continuously owned shares of KVF (or a Kemper Fund acquired by exchange of KVF shares) since that date, for themselves or members of their families, and (d) any trust or pension, profit-sharing or other benefit plan for only such persons. Class A shares may be sold at net asset value in any amount to selected employees (including their spouses and dependent children) of banks and other financial services firms that provide administrative services related to order placement and payment to facilitate transactions in shares of the Funds for their clients pursuant to an agreement with KDI or one of its affiliates. Only those employees of such banks and other firms who as part of their usual duties provide services related to transactions in Fund Class A shares may purchase Fund shares at net asset value hereunder. Class A shares may be sold at net asset value in any amount to unit investment trusts sponsored by Ranson & Associates, Inc. In addition, unitholders of unit investment trusts sponsored by Ranson & Associates, Inc. or its predecessors may purchase a Fund's Class A shares at net asset value through reinvestment programs described in the prospectuses of such trusts that have such programs. Class A shares of a Fund may be sold at net asset value through certain investment advisers registered under the Investment Advisers Act of 1940 and other financial services firms that adhere to certain standards established by KDI, including a requirement that such shares be sold for the benefit of their clients participating in an investment advisory program under which such clients pay a fee to the investment adviser or other firm for portfolio management and other services. Such shares are sold for investment purposes and on the condition that they will not be resold except through redemption or repurchase by the Funds. The Funds may also issue Class A shares at net asset value in connection with the acquisition of the assets of or merger or consolidation with another investment company, or to shareholders in connection with the investment or reinvestment of income and capital gain dividends.

Class A shares of a Fund may be purchased at net asset value by persons who purchase such shares through bank trust departments that process such trades through an automated, integrated mutual fund clearing program provided by a third party clearing firm.

Class A shares of a Fund may be purchased at net asset value in any amount by certain professionals who assist in the promotion of Kemper Funds pursuant to personal services contracts with KDI, for themselves or members of their families. KDI in its discretion may compensate financial services firms for sales of Class A shares under this privilege at a commission rate of 0.50% of the amount of Class A shares purchased.

Class A shares of a Fund may be purchased at net asset value by persons who purchase shares of the Fund through KDI as part of an automated billing and wage deduction program administered by RewardsPlus of America for the benefit of employees of participating employer groups.

The sales charge scale is applicable to purchases made at one time by any "purchaser" which includes: an individual; or an individual, his or her spouse and children under the age of 21; or a trustee or other fiduciary of a single trust estate or single fiduciary account; or an organization exempt from federal income tax under Section 501(c)(3) or (13) of the Code; or a pension, profit-sharing or other employee benefit plan whether or not qualified under
Section 401 of the Code; or other organized group of persons whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company at a discount. In order to qualify for a lower sales charge, all orders from an organized group will have to be placed through a single investment dealer or other firm and identified as originating from a qualifying purchaser.

Deferred Sales Charge Alternative -- Class B Shares. Investors choosing the deferred sales charge alternative may purchase Class B shares at net asset value per share without any sales charge at the time of purchase. Since Class B shares are being sold without an initial sales charge, the full amount of the investor's purchase payment will be invested in Class B shares for his or her account. A contingent deferred sales charge may be imposed upon redemption of Class B shares. See "Purchase, Repurchase and Redemption of Shares -- Contingent Deferred Sales Charge -- Class B Shares."

KDI compensates firms for sales of Class B shares at the time of sale at a commission rate of up to 3.75% of the amount of Class B shares purchased. KDI is compensated by each Fund for services as distributor and principal underwriter for Class B shares. See "Investment Manager and Underwriter."

Class B shares of a Fund will automatically convert to Class A shares of the same Fund six years after issuance on the basis of the relative net asset value per share. Class B shareholders of the Funds who originally acquired their shares as Initial Shares of Kemper Portfolios, formerly known as Kemper Investment Portfolios ("KIP"), hold them subject to the same conversion period schedule as that of their KIP Portfolio. Class B shares originally representing Initial Shares of a KIP Portfolio will automatically convert to Class A shares of the applicable Fund six years after issuance of the Initial Shares for shares issued on or after February 1, 1991 and seven years after issuance of the Initial Shares for shares issued before February 1, 1991. The purpose of the conversion feature is to relieve holders of Class B shares from the distribution services fee when they have been outstanding long enough for KDI to have been compensated for distribution related expenses. For purposes of conversion to Class A shares, shares purchased through the reinvestment of dividends and other distributions paid with respect to Class B shares in a shareholder's Fund account will be converted to Class A shares on a pro rata basis.

Purchase of Class C Shares. The public offering price of the Class C shares of a Fund is the next determined net asset value. No initial sales charge is imposed. Since Class C shares are sold without an initial sales charge, the full amount of the investor's purchase payment will be invested in Class C shares for his or her account. A contingent deferred sales charge may be imposed upon the redemption of Class C shares if they are redeemed within one year of purchase. See "Purchase, Repurchase and Redemption of Shares -- Contingent Deferred Sales Charge -- Class C Shares." KDI currently advances to firms the first year distribution fee at a rate of 0.75% of the purchase price of such shares. For periods after the first year, KDI currently intends to pay firms for sales of Class C shares a distribution fee, payable quarterly, at an annual rate of 0.75% of net assets attributable to Class C shares maintained and serviced by the firm. KDI is compensated by each Fund for services as distributor and principal underwriter for Class C shares. See "Investment Manager and Underwriter."

Purchase of Class I Shares. Class I shares are offered at net asset value without an initial sales charge and are not subject to a contingent deferred sales charge or a Rule 12b-1 distribution fee. Also, there is no administration services fee charged to Class I shares. As a result of the relatively lower expenses for Class I shares, the level of income dividends per share (as a percentage of net asset value) and, therefore, the overall investment value, will typically be higher for Class I shares than for Class A, Class B, or Class C shares.

Class I shares are available for purchase exclusively by the following categories of institutional investors: (1) tax-exempt retirement plans (Profit Sharing, 401(k), Money Purchase Pension and Defined Benefit Plans) of Scudder Kemper Investments, Inc. ("Scudder Kemper") and its affiliates and rollover accounts from those plans; (2) the following investment advisory clients of Scudder Kemper and its investment advisory affiliates that invest at least $1 million in a Fund: unaffiliated benefit plans, such as qualified retirement plans (other than individual retirement accounts and self-directed retirement plans); unaffiliated banks and insurance companies purchasing for their own accounts; and endowment funds of unaffiliated non-profit organizations; (3) investment-only accounts for large qualified plans, with at least $50 million in total plan assets or at least 1000 participants; (4) trust and fiduciary accounts of trust companies and bank trust departments providing fee based advisory services that invest at least $1 million in a Fund on behalf of each trust; and (5) policy holders under Zurich-American Insurance Group's collateral investment program investing at least $200,000 in a Fund. Class I shares currently are available for purchase only from Kemper Distributors, Inc. ("KDI"), principal underwriter for the Funds, and, in the case of category 4 above, selected dealers authorized by KDI. Share certificates are not available for Class I shares.


As described in the Funds' prospectus, shares of a Fund are sold at their public offering price, which is the net asset value per share of the Fund next determined after an order is received in proper form plus, with respect to Class A shares of each Fund, an initial sales charge. The minimum initial investment is $1,000 and the minimum subsequent investment is $100 but such minimum amounts may be changed at any time. An order for the purchase of shares that is accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in U.S. Dollars) will not be considered in proper form and will not be processed unless and until the Fund determines that it has received payment of the proceeds of the check. The time required for such a determination will vary and cannot be determined in advance.

Upon receipt by the Shareholder Service Agent of a request for redemption, shares of a Fund will be redeemed by the Fund at the applicable net asset value per share of such Fund as described in the Funds' prospectus.

Scheduled variations in or the elimination of the initial sales charge for purchases of Class A shares or the contingent deferred sales charge for redemption of Class B or Class C shares by certain classes of persons or through certain types of transactions as described in the prospectus are provided because of anticipated economies in sales and sales related efforts.

A Fund may suspend the right of redemption or delay payment more than seven days
(a) during any period when the New York Stock Exchange ("Exchange") is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of a Fund's investments is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the value of its net assets, or (c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of a Fund's shareholders.

The conversion of Class B shares to Class A shares may be subject to the continuing availability of an opinion of counsel, ruling by the Internal Revenue Service or other assurance acceptable to each Fund to the effect that (a) the assessment of the distribution services fee with respect to Class B shares and not Class A shares does not result in the Fund's dividends constituting "preferential dividends" under the Internal Revenue Code, and (b) that the conversion of Class B shares to Class A shares does not constitute a taxable event under the Internal Revenue Code. The conversion of Class B shares to Class A shares may be suspended if such assurance is not available. In that event, no further conversions of Class B shares would occur, and shares might continue to be subject to the distribution services fee for an indefinite period that may extend beyond the proposed conversion date as described in the prospectus.


The Fund has authorized certain members of the National Association of Securities Dealers, Inc. ("NASD"), other than Kemper Distributors, Inc. ("KDI") to accept purchase and redemption orders for the Fund's shares. Those brokers may also designate other parties to accept purchase and redemption orders on the Fund's behalf. Orders for purchase or redemption will be deemed to have been received by the Fund when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between the Fund and the broker, ordinarily orders will be priced as the Fund's net asset value next computed after acceptance by such brokers or their authorized designees. Further, if purchases or redemptions of the Fund's shares are arranged and settlement is made at an investor's election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Board of Trustees or Directors as the case may be ("Board") of the Fund and KDI each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Board and KDI may suspend or terminate the offering of shares of the Fund at any time for any reason.

REPURCHASE AND REDEMPTION OF SHARES

General. Any shareholder may require a Fund to redeem his or her shares. When shares are held for the account of a shareholder by the Funds' transfer agent, the shareholder may redeem them by sending a written request with signatures guaranteed to Kemper Mutual Funds, Attention: Redemption Department, P.O. Box 419557, Kansas City, Missouri 64141-6557. When certificates for shares have been issued, they must be mailed to or deposited with the Shareholder Service Agent, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible financial institution. The redemption request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.

The redemption price for shares of a Fund will be the net asset value per share of that Fund next determined following receipt by the Shareholder Service Agent of a properly executed request with any required documents as described above. Payment for shares redeemed will be made in cash as promptly as practicable but in no event later than seven days after receipt of a properly executed request accompanied by any outstanding share certificates in proper form for transfer. When a Fund is asked to redeem shares for which it may not have yet received good payment (i.e., purchases by check, EXPRESS-Transfer or Bank Direct Deposit), it may delay transmittal of redemption proceeds until it has determined that collected funds have been received for the purchase of such shares, which will be up to 10 days from receipt by a Fund of the purchase amount. The redemption within two years of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge (see "Purchase, Repurchase and Redemption of Shares -- Initial Sales Charge Alternative -- Class A Shares"), the redemption of Class B shares within six years may be subject to a contingent deferred sales charge (see "Contingent Deferred Sales Charge -- Class B Shares" below), and the redemption of Class C shares within the first year following purchase may be subject to a contingent deferred sales charge (see "Contingent Deferred Sales Charge -- Class C Shares" below).

Because of the high cost of maintaining small accounts, effective January 1998, the Funds may assess a quarterly fee of $9 on an account with a balance below $1,000 for the quarter. The fee will not apply to accounts enrolled in an automatic investment program, Individual Retirement Accounts or employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent.

Shareholders can request the following telephone privileges: expedited wire transfer redemptions and EXPRESS-Transfer transactions (see "Special Features") and exchange transactions for individual and institutional accounts and pre-authorized telephone redemption transactions for certain institutional accounts. Shareholders may choose these privileges on the account application or by contacting the Shareholder Service Agent for appropriate instructions. Please note that the telephone exchange privilege is automatic unless the shareholder refuses it on the account application. A Fund or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized telephone requests pursuant to these privileges unless the Fund or its agents reasonably believe, based upon reasonable verification procedures, that the telephonic instructions are genuine. The shareholder will bear the risk of loss, including loss resulting from fraudulent or unauthorized transactions, as long as the reasonable verification procedures are followed. The verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations.

Telephone Redemptions. If the proceeds of the redemption (prior to the imposition of any contingent deferred sales charge) are $50,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor and guardian account holders (excluding custodial accounts for gifts and transfers to minors), provided the trustee, executor or guardian is named in the account registration. Other institutional account holders and guardian account holders of custodial accounts for gifts and transfers to minors may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability described under "General" above, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. Telephone requests may be made by calling 1-800-621-1048. Shares purchased by check or through EXPRESS-Transfer or Bank Direct Deposit may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 10 days. This privilege of redeeming shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 30 days of the redemption request. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail. The Funds reserve the right to terminate or modify this privilege at any time.

Repurchases (Confirmed Redemptions). A request for repurchase may be communicated by a shareholder through a securities dealer or other financial services firm to KDI, which each Fund has authorized to act as its agent. There is no charge by KDI with respect to repurchases; however, dealers or other firms may charge customary commissions for their services. Dealers and other financial services firms are obligated to transmit orders promptly. The repurchase price will be the net asset value of the Fund next determined after receipt of a request by KDI. However, requests for repurchases received by dealers or other firms prior to the determination of net asset value (see "Net Asset Value") and received by KDI prior to the close of KDI's business day will be confirmed at the net asset value effective on that day. The offer to repurchase may be suspended at any time. Requirements as to stock powers, certificates, payments and delay of payments are the same as for redemptions.

Expedited Wire Transfer Redemptions. If the account holder has given authorization for expedited wire redemption to the account holder's brokerage or bank account, shares of a Fund can be redeemed and proceeds sent by federal wire transfer to a single previously designated account. Requests received by the Shareholder Service Agent prior to the determination of net asset value will result in shares being redeemed that day at the net asset value of the Fund effective on that day and normally the proceeds will be sent to the designated account the following business day. Delivery of the proceeds of a wire redemption request of $250,000 or more may be delayed by the Fund for up to seven days if Scudder Kemper deems it appropriate under then current market conditions. Once authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-621-1048 or in writing, subject to the limitations on liability described under "General" above. The Funds are not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The Funds currently do not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder's firm or bank. There is a $1,000 wire redemption minimum (including any contingent deferred sales charge). To change the designated account to receive wire redemption proceeds, send a written request to the Shareholder Service Agent with signatures guaranteed as described above or contact the firm through which shares of the Fund were purchased. Shares purchased by check or through EXPRESS-Transfer or Bank Direct Deposit may not be redeemed by wire transfer until such shares have been owned for at least 10 days. Account holders may not use this privilege to redeem shares held in certificated form. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the expedited redemption privilege. The Funds reserve the right to terminate or modify this privilege at any time.

Contingent Deferred Sales Charge -- Large Order NAV Purchase Privilege. A contingent deferred sales charge may be imposed upon redemption of Class A shares that are purchased under the Large Order NAV Purchase Privilege as follows: 1% if they are redeemed within one year of purchase and 0.50% if they are redeemed during the second year following purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the shares redeemed excluding amounts not subject to the charge. The contingent deferred sales charge will be waived in the event of: (a) redemptions by a participant-directed qualified retirement plan described in Code Section 401(a) or a participant-directed non-qualified deferred compensation plan described in Code Section 457 or a participant-directed qualified retirement plan described in Code Section 403(b)(7) which is not sponsored by a K-12 school district; (b) redemptions by employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent; (c) redemption of shares of a shareholder (including a registered joint owner) who has died; (d) redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration); (e) redemptions under a Fund's Systematic Withdrawal Plan at a maximum of 10% per year of the net asset value of the account; and (f) redemptions of shares whose dealer of record at the time of the investment notifies KDI that the dealer waives the commission applicable to such Large Order NAV Purchase.

Contingent Deferred Sales Charge -- Class B Shares. A contingent deferred sales charge may be imposed upon redemption of Class B shares. There is no such charge upon redemption of any share appreciation or reinvested dividends on Class B shares. The charge is computed at the following rates applied to the value of the shares redeemed excluding amounts not subject to the charge.

                                                       Contingent
                                                       Deferred Sales
Year of Redemption After Purchase                      Charge
---------------------------------                      ------
First                                                  4%
Second                                                 3%
Third                                                  3%
Fourth                                                 2%
Fifth                                                  2%
Sixth                                                  1%

Class B shareholders who originally acquired their shares as Initial Shares of Kemper Portfolios, formerly known as Kemper Investment Portfolios, hold them subject to the same CDSC schedule that applied when those shares were purchased, as follows:

                   Contingent Deferred Sales Charge

                                      Shares Purchases
                       Shares         on or after
                       Purchases on   February 1, 1991  Shares Purchased
Year of Redemption     or after       and Before        Before February 1,
After Purchase         March 1, 1993  March 1, 1993     1991
--------------         -------------  -------------     ----
First                  4%             3%                5%

Second                 3%             3%                4%
Third                  3%             2%                3%
Fourth                 2%             2%                2%
Fifth                  2%             1%                2%
Sixth                  1%             1%                1%

The contingent deferred sales charge will be waived: (a) in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed, (b) in the event of the death of the shareholder (including a registered joint owner), (c) for redemptions made pursuant to a systematic withdrawal plan (see "Special Features -- Systematic Withdrawal Plan" below) and (d) for redemptions made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Internal Revenue Code Section 72(t)(2)(A)(iv) prior to age 59 1/2; and (e) for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's Kemper IRA accounts). The contingent deferred sales charge will also be waived in connection with the following redemptions of shares held by employer sponsored employee benefit plans maintained on the subaccount record keeping system made available by the Shareholder Service
Agent: (a) redemptions to satisfy participant loan advances (note that loan repayments constitute new purchases for purposes of the contingent deferred sales charge and the conversion privilege), (b) redemptions in connection with retirement distributions (limited at any one time to 10% of the total value of plan assets invested in a Fund), (c) redemptions in connection with distributions qualifying under the hardship provisions of the Internal Revenue Code and (d) redemptions representing returns of excess contributions to such plans.

Contingent Deferred Sales Charge -- Class C Shares. A contingent deferred sales charge of 1% may be imposed upon redemption of Class C shares if they are redeemed within one year of purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the shares redeemed excluding amounts not subject to the charge. The contingent deferred sales charge will be waived: (a) in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed, (b) in the event of the death of the shareholder (including a registered joint owner), (c) for redemptions made pursuant to a systematic withdrawal plan (limited to 10% of the net asset value of the account during the first year, see "Special Features -- Systematic Withdrawal Plan"), (d) for redemptions made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Internal Revenue Code Section 72(t)(2)(A)(iv) prior to age 59 1/2, (e) for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's Kemper IRA accounts), (f) for any participant-directed redemption of shares held by employer sponsored employee benefit plans maintained on the subaccount record keeping system made available by the Shareholder Service Agent
(g) redemption of shares by an employer sponsored employee benefit plan that offers funds in addition to Kemper Funds and whose dealer of record has waived the advance of the first year administrative service and distribution fees applicable to such shares and agrees to receive such fees quarterly, and (f) redemption of shares purchased through a dealer-sponsored asset allocation program maintained on an omnibus record-keeping system provided the dealer of record had waived the advance of the first year administrative services and distribution fees applicable to such shares and has agreed to receive such fees quarterly.

Contingent Deferred Sales Charge -- General. The following example will illustrate the operation of the contingent deferred sales charge. Assume that an investor makes a single purchase of $10,000 of a Fund's Class B shares and that 16 months later the value of the shares has grown by $1,000 through reinvested dividends and by an additional $1,000 in appreciation to a total of $12,000. If the investor were then to redeem the entire $12,000 in share value, the contingent deferred sales charge would be payable only with respect to $10,000 because neither the $1,000 of reinvested dividends nor the $1,000 of share appreciation is subject to the charge. The charge would be at the rate of 3% ($300) because it was in the second year after the purchase was made.

The rate of the contingent deferred sales charge is determined by the length of the period of ownership. Investments are tracked on a monthly basis. The period of ownership for this purpose begins the first day of the month in which the order for the investment is received. For example, an investment made in December, 1998 will be eligible for the second year's charge if redeemed on or after December 1, 1999. In the event no specific order is requested, the redemption will be made first from shares representing reinvested dividends and then from the earliest purchase of shares. KDI receives any contingent deferred sales charge directly.

Reinvestment Privilege. A shareholder who has redeemed Class A shares of a Fund or any other Kemper Mutual Fund listed under "Special Features -- Class A Shares -- Combined Purchases" (other than shares of the Kemper Cash Reserves Fund purchased directly at net asset value) may reinvest up to the full amount redeemed at net asset value at the time of the reinvestment in Class A shares of a Fund or of the other listed Kemper Mutual Funds. A shareholder of a Fund or other Kemper Mutual Fund who redeems Class A shares purchased under the Large Order NAV Purchase Privilege (see "Purchase, Repurchase and Redemption of Shares -- Initial Sales Charge Alternative -- Class A Shares") or Class B shares or Class C shares and incurs a contingent deferred sales charge may reinvest up to the full amount redeemed at net asset value at the time of the reinvestment in Class A shares, Class B shares or Class C shares, as the case may be, of a Fund or of other Kemper Mutual Funds. The amount of any contingent deferred sales charge also will be reinvested. These reinvested shares will retain their original cost and purchase date for purposes of the contingent deferred sales charge. Also, a holder of Class B shares who has redeemed shares may reinvest up to the full amount redeemed, less any applicable contingent deferred sales charge that may have been imposed upon the redemption of such shares, at net asset value in Class A shares of a Fund or of the other Kemper Mutual Funds listed under "Special Features -- Class A Shares -- Combined Purchases." Purchases through the reinvestment privilege are subject to the minimum investment requirements applicable to the shares being purchased and may only be made for Kemper Mutual Funds available for sale in the shareholder's state of residence as listed under "Special Features -- Exchange Privilege." The reinvestment privilege can be used only once as to any specific shares and reinvestment must be effected within six months of the redemption. If a loss is realized on the redemption of a Funds' shares, the reinvestment in the same Fund may be subject to the "wash sale" rules if made within 30 days of the redemption, resulting in a postponement of the recognition of such loss for federal income tax purposes. The reinvestment privilege may be terminated or modified at any time.

SPECIAL FEATURES

Class A Shares -- Combined Purchases. Each Fund's Class A shares (or the equivalent) may be purchased at the rate applicable to the discount bracket attained by combining concurrent investments in Class A shares of any of the following funds: Kemper Technology Fund, Kemper Total Return Fund, Kemper Growth Fund, Kemper Small Capitalization Equity Fund, Kemper Income and Capital Preservation Fund, Kemper Municipal Bond Fund, Kemper Diversified Income Fund, Kemper High Yield Series, Kemper U.S. Government Securities Fund, Kemper International Fund, Kemper State Tax-Free Income Series, Kemper Adjustable Rate U.S. Government Fund, Kemper Blue Chip Fund, Kemper Global Income Fund, Kemper Target Equity Fund (series are subject to a limited offering period), Kemper Intermediate Municipal Bond Fund, Kemper Cash Reserves Fund, Kemper U.S. Mortgage Fund, Kemper Short-Intermediate Government Fund, Kemper Value Fund, Inc., Kemper Value+Growth Fund, Kemper Quantitative Equity Fund, Kemper Horizon Fund, Kemper Europe Fund, Kemper Asian Growth Fund and Kemper Aggressive Growth Fund ("Kemper Mutual Funds"). Except as noted below, there is no combined purchase credit for direct purchases of shares of Zurich Money Funds, Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund or Investors Cash Trust ("Money Market Funds"), which are not considered "Kemper Mutual Funds" for purposes hereof. For purposes of the Combined Purchases feature described above as well as for the Letter of Intent and Cumulative Discount features described below, employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent may include: (a) Money Market Funds as "Kemper Mutual Funds," (b) all classes of shares of any Kemper Mutual Fund, and
(c) the value of any other plan investments, such as guaranteed investment contracts and employer stock, maintained on such subaccount record keeping system.

Class A Shares -- Letter of Intent. The same reduced sales charges for Class A shares, as shown in the applicable prospectus, also apply to the aggregate amount of purchases of such Kemper Mutual Funds listed above made by any purchaser within a 24-month period under a written Letter of Intent ("Letter") provided by KDI. The Letter, which imposes no obligation to purchase or sell additional Class A shares, provides for a price adjustment depending upon the actual amount purchased within such period. The Letter provides that the first purchase following execution of the Letter must be at least 5% of the amount of the intended purchase, and that 5% of the amount of the intended purchase normally will be held in escrow in the form of shares pending completion of the intended purchase. If the total investments under the Letter are less than the intended amount and thereby qualify only for a higher sales charge than actually paid, the appropriate number of escrowed shares are redeemed and the proceeds used toward satisfaction of the obligation to pay the increased sales charge. The Letter for an employer sponsored employee benefit plan maintained on the subaccount record keeping system available through the Shareholder Service Agent may have special provisions regarding payment of any increased sales charge resulting from a failure to complete the intended purchase under the Letter. A shareholder may include the value (at the maximum offering price) of all shares of such Kemper Mutual Funds held of record as of the initial purchase date under the Letter as an "accumulation credit" toward the completion of the Letter, but no price adjustment will be made on such shares. Only investments in Class A shares of a Fund are included for this privilege.

Class A Shares -- Cumulative Discount. Class A shares of a Fund may also be purchased at the rate applicable to the discount bracket attained by adding to the cost of shares of a Fund being purchased, the value of all Class A shares of the above mentioned Kemper Mutual Funds (computed at the maximum offering price at the time of the purchase for which the discount is applicable) already owned by the investor.

Class A Shares -- Availability of Quantity Discounts. An investor or the investor's dealer or other financial services firm must notify the Shareholder Service Agent or KDI whenever a quantity discount or reduced sales charge is applicable to a purchase. Upon such notification, the investor will receive the lowest applicable sales charge. Quantity discounts described above may be modified or terminated at any time.

Exchange Privilege. Shareholders of Class A, Class B and Class C shares may exchange their shares for shares of the corresponding class of other Kemper Mutual Funds in accordance with the provisions below.

Class A Shares. Class A shares of the Kemper Mutual Funds and shares of the Money Market Funds listed under "Special Features -- Class A Shares -- Combined Purchases" above may be exchanged for each other at their relative net asset values. Shares of Money Market Funds and the Kemper Cash Reserves Fund that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. Series of Kemper Target Equity Fund are available on exchange only during the Offering Period for such series as described in the applicable prospectus. Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with KDI.

Class A shares of a Fund purchased under the Large Order NAV Purchase Privilege may be exchanged for Class A shares of another Kemper Mutual Fund or a Money Market Fund under the exchange privilege described above without paying any contingent deferred sales charge at the time of exchange. If the Class A shares received on exchange are redeemed thereafter, a contingent deferred sales charge may be imposed in accordance with the foregoing requirements provided that the shares redeemed will retain their original cost and purchase date for purposes of the contingent deferred sales charge.

Class B Shares. Class B shares of a Fund and Class B shares of any other Kemper Mutual Fund listed under "Special Features -- Class A Shares -- Combined Purchases" may be exchanged for each other at their relative net asset values. Class B shares may be exchanged without any contingent deferred sales charge being imposed at the time of exchange. For purposes of the contingent deferred sales charge that may be imposed upon the redemption of the Class B shares received on exchange, amounts exchanged retain their original cost and purchase date.

Class C Shares. Class C shares of a Fund and Class C shares of any other Kemper Mutual Fund listed under "Special Features -- Class A Shares -- Combined Purchases" may be exchanged for each other at their relative net asset values. Class C shares may be exchanged without a contingent deferred sales charge being imposed at the time of exchange. For determining whether there is a contingent deferred sales charge that may be imposed upon the redemption of the Class C shares received by exchange, they retain the cost and purchase date of the shares that were originally purchased and exchanged.

General. Shares of a Kemper Mutual Fund with a value in excess of $1,000,000 (except Kemper Cash Reserves Fund) acquired by exchange from another Kemper Mutual Fund, or from a Money Market Fund, may not be exchanged thereafter until they have been owned for 15 days (the "15 Day Hold Policy"). For purposes of determining whether the 15 Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, direction, or advice, including without limitation, accounts administered by a financial services firm offering market timing, asset allocation or similar services. The total value of shares being exchanged must at least equal the minimum investment requirement of the Kemper Fund into which they are being exchanged. Exchanges are made based on relative dollar values of the shares involved in the exchange. There is no service fee for an exchange; however, dealers or other firms may charge for their services in effecting exchange transactions. Exchanges will be effected by redemption of shares of the fund held and purchase of shares of the other fund. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss may be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis of such shares. Shareholders interested in exercising the exchange privilege may obtain prospectuses of the other funds from dealers, other firms or KDI. Exchanges may be accomplished by a written request to KSvC, Attention:
Exchange Department, P.O. Box 419557, Kansas City, Missouri 64141-6557, or by telephone if the shareholder has given authorization. Once the authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-621-1048, subject to the limitations on liability under "Purchase, Repurchase and Redemption of Shares -- General." Any share certificates must be deposited prior to any exchange of such shares. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone exchange privilege. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Except as otherwise permitted by applicable regulations, 60 days' prior written notice of any termination or material change will be provided. Exchanges may only be made for funds that are available for sale in the shareholder's state of residence. Currently, Tax-Exempt California Money Market Fund is available for sale only in California and the portfolios of Investors Municipal Cash Fund are available for sale only in certain states.

Systematic Exchange Privilege. The owner of $1,000 or more of any class of the shares of a Kemper Mutual Fund or Money Market Fund may authorize the automatic exchange of a specified amount ($100 minimum) of such shares for shares of the same class of another such Kemper Fund. If selected, exchanges will be made automatically until the privilege is terminated by the shareholder or the other Kemper Fund. Exchanges are subject to the terms and conditions described above under "Exchange Privilege" except that the $1,000 minimum investment requirement for the Kemper Fund acquired on exchange is not applicable. This privilege may not be used for the exchange of shares held in certificated form.

EXPRESS-Transfer. EXPRESS-Transfer permits the transfer of money via the Automated Clearing House System (minimum $100 and maximum $50,000) from a shareholder's bank, savings and loan, or credit union account to purchase shares in a Fund. Shareholders can also redeem shares (minimum $100 and maximum $50,000) from their Fund account and transfer the proceeds to their bank, savings and loan, or credit union checking account. Shares purchased by check or through EXPRESS-Transfer or Bank Direct Deposit may not be redeemed under this privilege until such shares have been owned for at least 10 days. By enrolling in EXPRESS-Transfer, the shareholder authorizes the Shareholder Service Agent to rely upon telephone instructions from any person to transfer the specified amounts between the shareholder's Fund account and the predesignated bank, savings and loan or credit union account, subject to the limitations on liability under "Purchase, Repurchase and Redemption of Shares -- General." Once enrolled in EXPRESS-Transfer, a shareholder can initiate a transaction by calling Shareholder Services toll free at 1-800-621-1048 Monday through Friday, 8:00 a.m. to 3:00 p.m. Chicago time. Shareholders may terminate this privilege by sending written notice to KSvC, P.O. Box 419415, Kansas City, Missouri 64141-6415. Termination will become effective as soon as the Shareholder Service Agent has had a reasonable time to act upon the request. EXPRESS-Transfer cannot be used with passbook savings accounts or for tax-deferred plans such as Individual Retirement Accounts ("IRAs").

Bank Direct Deposit. A shareholder may purchase additional shares of a Fund through an automatic investment program. With the Bank Direct Deposit Purchase Plan, investments are made automatically (minimum $50 maximum $50,000) from the shareholder's account at a bank, savings and loan or credit union into the shareholder's Fund account. By enrolling in Bank Direct Deposit, the shareholder authorizes the Fund and its agents to either draw checks or initiate Automated Clearing House debits against the designated account at a bank or other financial institution. This privilege may be selected by completing the appropriate section on the Account Application or by contacting the Shareholder Service Agent for appropriate forms. A shareholder may terminate his or her Plan by sending written notice to KSvC, P.O. Box 419415, Kansas City, Missouri 64141-6415. Termination by a shareholder will become effective within thirty days after the Shareholder Service Agent has received the request. A Fund may immediately terminate a shareholder's Plan in the event that any item is unpaid by the shareholder's financial institution. The Funds may terminate or modify this privilege at any time.

Payroll Direct Deposit and Government Direct Deposit. A shareholder may invest in a Fund through Payroll Direct Deposit or Government Direct Deposit. Under these programs, all or a portion of a shareholder's net pay or government check is automatically invested in a Fund account each payment period. A shareholder may terminate participation in these programs by giving written notice to the shareholder's employer or government agency, as appropriate. (A reasonable time to act is required.) A Fund is not responsible for the efficiency of the employer or government agency making the payment or any financial institutions transmitting payments.

Systematic Withdrawal Plan. The owner of $5,000 or more of a class of a Fund's shares at the offering price (net asset value plus, in the case of Class A shares, the initial sales charge) may provide for the payment from the owner's account of any requested dollar amount up to $50,000 to be paid to the owner or a designated payee monthly, quarterly, semiannually or annually. The $5,000 minimum account size is not applicable to Individual Retirement Accounts. The minimum periodic payment is $100. The maximum annual rate at which Class B shares may be redeemed (and Class A shares purchased under the Large Order NAV Purchase Privilege and Class C shares in their first year following the purchase) under a systematic withdrawal plan is 10% of the net asset value of the account. Shares are redeemed so that the payee will receive payment approximately the first of the month. Any income and capital gain dividends will be automatically reinvested at net asset value. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested and fluctuations in the net asset value of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account.

The purchase of Class A shares while participating in a systematic withdrawal plan will ordinarily be disadvantageous to the investor because the investor will be paying a sales charge on the purchase of shares at the same time that the investor is redeeming shares upon which a sales charge may have already been paid. Therefore, a Fund will not knowingly permit additional investments of less than $2,000 if the investor is at the same time making systematic withdrawals. KDI will waive the contingent deferred sales charge on redemptions of Class A shares purchased under the Large Order NAV Purchase Privilege, Class B shares and Class C shares made pursuant to a systematic withdrawal plan. The right is reserved to amend the systematic withdrawal plan on 30 days' notice. The plan may be terminated at any time by the investor or the Funds.

Tax-Sheltered Retirement Plans. The Shareholder Service Agent provides retirement plan services and documents and KDI can establish investor accounts in any of the following types of retirement plans:

Individual Retirement Accounts ("IRAs") with IFTC as custodian. This includes Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE"), IRA accounts and Simplified Employee Pension Plan ("SEP") IRA accounts and prototype documents.

403(b)(7) Custodial Accounts also with IFTC as custodian. This type of plan is available to employees of most non-profit organizations.

Prototype money purchase pension and profit-sharing plans may be adopted by employers. The maximum annual contribution per participant is the lesser of 25% of compensation or $30,000.

Brochures describing the above plans as well as model defined benefit plans, target benefit plans, 457 plans, 401(k) plans, SIMPLE 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request. The brochures for plans with IFTC as custodian describe the current fees payable to IFTC for its services as custodian. Investors should consult with their own tax advisers before establishing a retirement plan.

ADDITIONAL TRANSACTION INFORMATION

General. Banks and other financial services firms may provide administrative services related to order placement and payment to facilitate transactions in shares of a Fund for their clients, and KDI may pay them a transaction fee up to the level of the discount or commission allowable or payable to dealers, as described above. Banks are currently prohibited under the Glass-Steagall Act from providing certain underwriting or distribution services. Banks or other financial services firms may be subject to various state laws regarding the services described above and may be required to register as dealers pursuant to state law. If banking firms were prohibited from acting in any capacity or providing any of the described services, management would consider what action, if any, would be appropriate. KDI does not believe that termination of a relationship with a bank would result in any material adverse consequences to a Fund.

KDI may, from time to time, pay or allow to firms a 1% commission on the amount of shares of a Fund sold by the firm under the following conditions: (i) the purchased shares are held in a Kemper IRA account, (ii) the shares are purchased as a direct "roll over" of a distribution from a qualified retirement plan account maintained on a participant subaccount record keeping system provided by Kemper Service Company ("KSvC"), (iii) the registered representative placing the trade is a member of ProStar, a group of persons designated by KSvC in acknowledgment of their dedication to the employee benefit plan area and (iv) the purchase is not otherwise subject to a commission.

In addition to the discounts or commissions described above, KDI will, from time to time, pay or allow additional discounts, commissions or promotional incentives, in the form of cash or other compensation, to firms that sell shares of the Funds. Non-cash compensation includes luxury merchandise and trips to luxury resorts. In some instances, such discounts, commissions or other incentives will be offered only to certain firms that sell or are expected to sell during specified time periods certain minimum amounts of shares of the Funds or other funds underwritten by KDI.

Orders for the purchase of shares of a Fund will be confirmed at a price based on the net asset value of that Fund next determined after receipt by KDI of the order accompanied by payment. However, orders received by dealers or other financial services firms prior to the determination of net asset value (see "Net Asset Value") and received by KDI prior to the close of its business day will be confirmed at a price based on the net asset value effective on that day ("trade date"). The Funds reserve the right to determine the net asset value more frequently than once a day if deemed desirable. Dealers and other financial services firms are obligated to transmit orders promptly. Collection may take significantly longer for a check drawn on a foreign bank than for a check drawn on a domestic bank. Therefore, if an order is accompanied by a check drawn on a foreign bank, funds must normally be collected before shares will be purchased. See "Purchase and Redemption of Shares."

Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem the Funds' shares. Some may establish higher minimum investment requirements than set forth above. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services, which charges would reduce the clients' return. Firms also may hold the Funds' shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Funds' transfer agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the Funds through the Shareholder Service Agent for recordkeeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. Such firms, including affiliates of KDI, may receive compensation from the Funds through the Shareholder Service Agent for these services. This Statement of Additional Information should be read in connection with such firms' material regarding their fees and services.

The Funds reserve the right to withdraw all or any part of the offering made by this Statement of Additional Information and to reject purchase orders. Also, from time to time, each Fund may temporarily suspend the offering of any class of its shares to new investors. During the period of such suspension, persons who are already shareholders of such class of the Fund normally are permitted to continue to purchase additional shares of such class and to have dividends reinvested.

Shareholders should direct their inquiries to KSvC, 811 Main Street, Kansas City, Missouri 64105-2005 or to the firm from which they received this Statement of Additional Information.


DIVIDENDS AND TAXES

Dividends. Each Fund normally declares and distributes monthly dividends of net investment income and distributes any net realized capital gains at least annually.


A Fund may at any time vary its foregoing dividend practices and, therefore, reserves the right from time to time to either distribute or retain for reinvestment such of its net investment income and its net short-term and long-term capital gains as the Board of Trustees of the Fund determines appropriate under the then current circumstances. In particular, and without limiting the foregoing, a Fund may make additional distributions of net investment income or capital gain net income in order to satisfy the minimum distribution requirements contained in the Internal Revenue Code (the "Code").

Dividends paid by a Fund as to each class of its shares will be calculated in the same manner, at the same time and on the same day. The level of income dividends per share (as a percentage of net asset value) will be lower for Class B and Class C shares than for Class A shares primarily as a result of the distribution services fee applicable to Class B and Class C shares. Distributions of capital gains, if any, will be paid in the same amount for each class.

Income dividends and capital gain dividends, if any, of a Fund will be credited to shareholder accounts in full and fractional shares of the same class of that Fund at net asset value, except that, upon written request to the Shareholder Service Agent, a shareholder may select one of the following options: (1) to receive income and short-term capital gain dividends in cash and long-term capital gain dividends in shares of the same class at net asset value; or (2) to receive income and capital gain dividends in cash.

Any dividends of a Fund that are reinvested normally will be reinvested in shares of the same class of that same Fund. However, upon written request to the Shareholder Service Agent, a shareholder may elect to have dividends of a Fund invested in shares of the same class of another Kemper Fund at the net asset value of such class of such other fund. To use this privilege of investing dividends of a Fund in shares of another Kemper Fund, shareholders must maintain a minimum account value of $1,000 in the Fund distributing the dividends. The Funds reinvest dividend checks (and future dividends) in shares of that same Fund and class if checks are returned as undeliverable. Dividends and other distributions in the aggregate amount of $10 or less are automatically reinvested in shares of the same Fund unless the shareholder requests that such policy not be applied to the shareholder's account.


Taxes. Each Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Code and, if so qualified, will not be liable for federal income taxes to the extent its earnings are distributed. One of the Subchapter M requirements to be satisfied is that less than 30% of a Fund's gross income during its fiscal year must be derived from gains (not reduced by losses) from the sale or other disposition of securities and certain other investments held for less than three months. This requirement has been eliminated by the Taxpayer Relief Act of 1997 for fiscal years beginning after August 5, 1997. As long as the requirement applies a Fund may be limited in its options, futures and foreign currency transactions in order to prevent recognition of such gains.

A Fund's options, futures and foreign currency transactions are subject to special tax provisions that may accelerate or defer recognition of certain gains or losses, change the character of certain gains or losses, or alter the holding periods of certain of the Fund's securities.


The mark-to-market rules of the Code may require a Fund to recognize unrealized gains and losses on certain options and futures held by the Fund at the end of the fiscal year. Under these provisions, 60% of any capital gain or loss recognized will generally be treated as long-term and 40% as short-term. However, although certain forward contracts on foreign currency are marked-to-market, the gain or loss is generally ordinary under Section 988 of the Code. In addition, the straddle rules of the Code would require deferral of certain losses realized on positions of a straddle to the extent that the Fund had unrealized gains in offsetting positions at year end.


Gains and losses attributable to fluctuations in the value of foreign currencies will be characterized generally as ordinary gain or loss under Section 988 of the Code. For example, if a Fund sold a foreign bond and part of the gain or loss on the sale was attributable to an increase or decrease in the value of a foreign currency, then the currency gain or loss may be treated as ordinary income or loss. If such transactions result in greater net ordinary income, the dividends paid by the Fund will be increased; if the result of such transactions is lower net ordinary income, a portion of dividends paid could be classified as a return of capital.


[TO BE UPDATED]

At August 31, 1998 the Adjustable Rate Fund had an accumulated net realized capital loss for federal income tax purposes of approximately $__, which is available to offset future taxable capital gains. If not applied, the carryover expires during the period 1999 through 2004. The Fund does not intend to distribute realized capital gains until the capital loss carryover is exhausted.

At October 31, 1998, the Diversified Fund had an accumulated net realized capital loss for federal income tax purposes of approximately $__, which is available to offset future taxable capital gains. If not applied, the carryover expires during the period 1999 through 2003. The Fund does not intend to distribute realized capital gains until the capital loss carryover is exhausted.

At October 31, 1998, the Government Fund had an accumulated net realized capital loss for federal income tax purposes of approximately $__, which is available to offset future taxable capital gains. If not applied, the carryover expires during the period 1999 through 2004. The Fund does not intend to distribute realized capital gains until the capital loss carryover is exhausted.

At October 31, 1998, the Income and Capital Fund had an accumulated net realized capital loss for federal income tax purposes of approximately $__, which is available to offset future taxable capital gains. If not applied, the carryover expires during the period 2002 through 2003. The Fund does not intend to distribute realized capital gains until the capital loss carryover is exhausted.

At September 30, 1998, the High Yield Fund had an accumulated net realized capital loss for federal income tax purposes of approximately $__, which is available to offset future taxable capital gains. If not applied, the carryover expires during the period 1999 through 2006. The Fund does not intend to distribute realized capital gains until the capital loss carryover is exhausted.

At September 30, 1998, the Mortgage Fund had an accumulated net realized capital loss for federal income tax purposes of approximately $__, which is available to offset future taxable capital gains. If not applied, the carryover expires during the period 1999 through 2006. The Fund does not intend to distribute realized capital gains until the capital loss carryover is exhausted.

At September 30, 1998, the Short-Intermediate Government Fund had an accumulated net realized capital loss for federal income tax purposes of approximately $__, which is available to offset future taxable capital gains. If not applied, the carryover expires during the period 2002 through 2006. The Fund does not intend to distribute realized capital gains until the capital loss carryover is exhausted.

A 4% excise tax is imposed on the excess of the required distribution for a calendar year over the distributed amount for such calendar year. The required distribution is the sum of 98% of a Fund's net investment income for the calendar year plus 98% of its capital gain net income for the one-year period ending October 31, plus any undistributed net investment income from the prior calendar year, plus any undistributed capital gain net income from the one-year period ended October 31 in the prior calendar year, minus any overdistribution in the prior calendar year. For purposes of calculating the required distribution, foreign currency gains or losses occurring after October 31 are taken into account in the following calendar year. Each Fund intends to declare or distribute dividends during the appropriate periods of an amount sufficient to prevent imposition of the 4% excise tax.

A shareholder who redeems shares of a Fund will recognize capital gain or loss for federal income tax purposes measured by the difference between the value of the shares redeemed and the adjusted cost basis of the shares. Any loss recognized on the redemption of Fund shares held six months or less will be treated as long-term capital loss to the extent that the shareholder has received any long-term capital gain dividends on such shares. A shareholder who has redeemed shares of a Fund (other than shares of the Kemper Cash Reserves Fund not acquired by exchange from another Kemper Mutual Fund) or other Kemper Mutual Fund listed in the prospectus under "Special Features -- Class A Shares -- Combined Purchases" may reinvest the amount redeemed at net asset value at the time of the reinvestment in shares of any Fund or in shares of a Kemper Mutual Fund within six months of the redemption as described in the prospectus under "Purchase, Repurchase and Redemption of Shares -- Reinvestment Privilege." If redeemed shares were purchased after October 3, 1989 and were held less than 91 days, then the lesser of (a) the sales charge waived on the reinvested shares, or (b) the sales charge incurred on the redeemed shares, is included in the basis of the reinvested shares and is not included in the basis of the redeemed shares. If a shareholder realized a loss on the redemption or exchange of a Fund's shares and reinvests in shares of the same Fund within 30 days before or after the redemption or exchange, the transactions may be subject to the wash sale rules resulting in a postponement of the recognition of such loss for federal income tax purposes. An exchange of a Fund's shares for shares of another fund is treated as a redemption and reinvestment for federal income tax purposes upon which gain or loss may be recognized.


A Fund's investment income derived from foreign securities and certain American Depositary Receipts may be subject to foreign income taxes withheld at the source. Because the amount of a Fund's investments in various countries will change from time to time, it is not possible to determine the effective rate of such taxes in advance.


Shareholders who are non-resident aliens are subject to U.S. withholding tax on ordinary income dividends (whether received in cash or shares) at a rate of 30% or such lower rate as prescribed by any applicable tax treaty. Dividends derived from net investment income and net short-term capital gains are taxable to shareholders as ordinary income and long-term capital gain dividends are taxable to shareholders as long-term capital gain regardless of how long the shares have been held and whether received in cash or shares. Long-term capital gain dividends received by individual shareholders are taxed at a maximum rate of 20% on gains realized by a Fund from securities held more than 18 months and at a maximum rate of 28% on gains realized by a Fund from securities held more than 12 months but not more than 18 months. Dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid during the following January are treated as paid on December 31 of the calendar year declared. A portion of the dividends paid by the Diversified, High Yield or Opportunity Funds may qualify for the dividends received deduction available to corporate shareholders. However, it is anticipated that only a small portion, if any, of the dividends paid by such Funds will so qualify. No portion of the dividends paid by the Adjustable Rate, Government, Income and Capital, Mortgage or Short-Intermediate Government Funds will qualify for the dividends received deduction.

A dividend received shortly after the purchase of shares reduces the net asset value of the shares by the amount of the dividend and, although in effect a return of capital, will be taxable to the shareholder. If the net asset value of shares were reduced below the shareholder's cost by dividends representing gains realized on sales of securities, such dividends would be a return of investment though taxable as stated above.

Fund dividends that are derived from interest on direct (but not guaranteed) obligations of the U.S. Government and certain of its agencies and instrumentalities may be exempt from state and local taxes in certain states. In other states, arguments can be made that such distributions should be exempt from state and local taxes based on federal law, 31 U.S.C. Section 3124, and the U.S. Supreme Court's interpretation of that provision in American 37 Bank and Trust Co. v. Dallas County, 463 U.S. 855 (1983). Shareholders should consult their tax advisers regarding the possible exclusion of such portion of their dividends for state and local income tax purposes. Each Fund is required by law to withhold 31% of taxable dividends and redemption proceeds paid to certain shareholders who do not furnish a correct taxpayer identification number (in the case of individuals, a social security number) and in certain other circumstances. Trustees of qualified retirement plans and 403(b)(7) accounts are required by law to withhold 20% of the taxable portion of any distribution that is eligible to be ""rolled over.'` The 20% withholding requirement does not apply to distributions from Individual Retirement Accounts ("IRAs'`) or any part of a distribution that is transferred directly to another qualified retirement plan, 403(b)(7) account, or IRA. Shareholders should consult with their tax advisers regarding the 20% withholding requirement.

After each transaction, shareholders will receive a confirmation statement giving complete details of the transaction except that statements will be sent quarterly for transactions involving dividend reinvestment and periodic investment and redemption programs. Information for income tax purposes, including information regarding any foreign taxes and credits, will be provided after the end of the calendar year. Shareholders are encouraged to retain copies of their account confirmation statements or year-end statements for tax reporting purposes, including information regarding any foreign taxes and credits. However, those who have incomplete records may obtain historical account transaction information at a reasonable fee.

When more than one shareholder resides at the same address, certain reports and communications to be delivered to such shareholders may be combined in the same mailing package, and certain duplicate reports and communications may be eliminated. Similarly, account statements to be sent to such shareholders may be combined in the same mailing package or consolidated into a single statement. However, a shareholder may request that the foregoing policies not be applied to the shareholder's account.

NET ASSET VALUE

The net asset value per share of a Fund is the value of one share and is determined separately for each class by dividing the value of a Fund's net assets attributable to the class by the number of shares of that class outstanding. The per share net asset value of each of Class B and Class C shares of the Fund will generally be lower than that of the Class A shares of a Fund because of the higher expenses borne by the Class B and Class C shares. The net asset value of shares of a Fund is computed as of the close of regular trading (the "value time") on the New York Stock Exchange (the "Exchange") on each day the Exchange is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Portfolio securities for which market quotations are readily available are generally valued at market value as of the value time in the manner described below. All other securities may be valued at fair value as determined in good faith by or under the direction of the Board.

With respect to the Funds with securities listed primarily on foreign exchanges, such securities may trade on days when the Fund's net asset value is not computed; and therefore, the net asset value of a Fund may be significantly affected on days when the investor has no access to the Fund.

An exchange-traded equity security is valued at its most recent sale price. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean"). Lacking a Calculated Mean, the security is valued at the most recent bid quotation. An equity security which is traded on The Nasdaq Stock Market Inc. ("Nasdaq") is valued at its most recent sale price. Lacking any sales, the security is valued at the most recent bid quotation. The value of an equity security not quoted on Nasdaq, but traded in another over-the-counter market, is its most recent sale price. Lacking any sales, the security is valued at the Calculated Mean. Lacking a Calculated Mean, the security is valued at the most recent bid quotation.

Debt securities are valued at prices supplied by a pricing agent(s) which reflect broker/dealer supplied valuations and electronic data processing techniques. Money market instruments purchased with an original maturity of sixty days or less, maturing at par, shall be valued at amortized cost, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If it is not possible to value a particular debt security pursuant to the above methods, the investment manager of the particular fund may calculate the price of that debt security, subject to limitations established by the Board.

An exchange-traded options contract on securities, currencies, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the Calculated Mean. Lacking any Calculated Mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities, currencies and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract. Futures contracts are valued at the most recent settlement price. Foreign currency exchange forward contracts are valued at the value of the underlying currency at the prevailing exchange rate on the valuation date.

If a security is traded on more than one exchange, or upon one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

If, in the opinion of the Valuation Committee of the Board of Trustees, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by a Fund is determined in a manner which, in the discretion of the Valuation Committee, most fairly reflects market value of the property on the valuation date.

Following the valuations of securities or other portfolios assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.

PERFORMANCE

A Fund may advertise several types of performance information for a class of shares, including "yield" and "average annual total return" and "total return." Performance information will be computed separately for each class. Each of these figures is based upon historical results and is not representative of the future performance of any class of a Fund. A Fund with fees or expenses being waived or absorbed by Scudder Kemper may also advertise performance information before and after the effect of the fee waiver or expense absorption.

Scudder Kemper agreed to waive its management fee and to absorb certain operating expenses for the Adjustable Rate Fund for the periods and to the extent specified in this Statement of Additional Information. See "Investment Manager and Underwriter." Because of this waiver and expense absorption, the performance results for the Adjustable Rate Fund may be shown with and without the effect of this waiver and expense absorption. Performance results not giving effect to waivers and expense absorptions will be lower.


Yield is a measure of the net investment income per share earned over a specific one month or 30-day period expressed as a percentage of the maximum offering price of a Fund's shares at the end of the period. Average annual total return and total return measure both the net investment income generated by, and the effect of any realized or unrealized appreciation or depreciation of, the underlying investments in the Fund's portfolio.


Average annual total return and total return figures measure both the net investment income generated by, and the effect of any realized and unrealized appreciation or depreciation of, the underlying investments in a Fund's portfolio for the period referenced, assuming the reinvestment of all dividends. Thus, these figures reflect the change in the value of an investment in a Fund during a specified period. Average annual total return will be quoted for at least the one-, five- and ten-year periods ending on a recent calendar quarter (or if such periods have not yet elapsed, at the end of a shorter period corresponding to the life of the Fund for performance purposes). Average annual total return figures represent the average annual percentage change over the period in question. Total return figures represent the aggregate percentage or dollar value change over the period in question.

A Fund's yield is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. Each Fund's yield shown below is based on the one-month period ended as noted.


Fund (Period Ended)             Class A Shares   Class B Shares   Class C Shares
-------------------             --------------   --------------   --------------


Adjustable Rate (8/31/97)      To be updated
Diversified (10/31/97)
Government (10/31/97)
High Yield (9/30/97)
Income and Capital (10/31/97)

Fund (Period Ended)             Class A Shares   Class B Shares   Class C Shares
-------------------             --------------   --------------   --------------


Mortgage (9/30/97)
Opportunity Fund
Short-Intermediate
Government (9/30/97)

Each Fund's yield is computed by dividing the net investment income per share earned during the specified one month or 30-day period by the maximum offering price per share (which is net asset value for Class B and Class C shares) on the last day of the period, according to the following formula:


                         YIELD = 2 [((a-b)/cd +1)^6 - 1]

           Where: a   = dividends and interest earned during the period.
                  b   = expenses accrued for the period (net of reimbursements).
                  c   = the average daily number of shares outstanding during
                        the period that were entitled to receive dividends.
                  d   = the maximum offering price per share on the last day of
                        the period (which is net asset value for Class B and Class C shares).


In computing the foregoing yield, each Fund follows certain standardized accounting practices specified by Securities and Exchange Commission rules. These practices are not necessarily consistent with those that each Fund uses to prepare its annual and interim financial statements in conformity with generally accepted accounting principles. Each Fund's average annual total return quotation is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. The average annual total return for a Fund for a specific period is found by first taking a hypothetical $1,000 investment ("initial investment") in the Fund's shares on the first day of the period, adjusting to deduct the maximum sales charge (in the case of Class A shares), and computing the "redeemable value" of that investment at the end of the period. The redeemable value in the case of Class B shares or Class C shares includes the effect of the applicable contingent deferred sales charge that may be imposed at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Average annual total return may also be calculated without deducting the maximum sales charge.


Calculation of a Fund's total return is not subject to a standardized formula, except when calculated for purposes of the Fund's "Financial Highlights" table in the Fund's financial statements and prospectus. Total return performance for a specific period is calculated by first taking a hypothetical investment ("initial investment") in a Fund's shares on the first day of the period, either adjusting or not adjusting to deduct the maximum sales charge (in the case of Class A shares), and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The ending value in the case of Class B and Class C shares may or may not include the effect of the applicable contingent deferred sales charge that may be imposed at the end of the period. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period. Total return calculations that do not include the effect of the sales charge would be reduced if such charge were included.


A Fund's performance figures are based upon historical results and are not representative of future performance. Each Fund's Class A shares are sold at net asset value plus a maximum sales charge of 4.5% of the offering price (3.5% for the Adjustable Rate and Short-Intermediate Government Funds). Class B , Class C and Class I shares are sold at net asset value. Redemptions of Class B shares may be subject to a contingent deferred sales charge that is 4% in the first year following the purchase, declines by a specified percentage each year thereafter and becomes zero after six years. Redemption of Class C shares may be subject to a 1% contingent deferred sales charge in the first year following purchase. Average annual total return figures do, and total return figures may, include the effect of the contingent deferred sales charge for the Class B shares and Class C shares that may be imposed at the end of the period in question. Performance figures for the Class B shares and Class C shares not including the effect of the applicable contingent deferred sales charge would be reduced if it were included. Returns and net asset value will fluctuate. Factors affecting each Fund's performance include general market conditions, operating expenses and investment management. Any additional fees charged by a dealer or other financial services firm would reduce the returns described in this section. Shares of each Fund are redeemable at the then current net asset value, which may be more or less than original cost.

A Fund's performance may be compared to that of the Consumer Price Index or various unmanaged bond indexes including, but not limited to, the Salomon Brothers High Grade Corporate Bond Index, the Lehman Brothers Adjustable Rate Index, the Lehman Brothers Aggregate Bond Index, the Lehman Brothers Government/ Corporate Bond Index, the Salomon Brothers Long-Term

High Yield Index, the Salomon Brothers 30 Year GNMA Index and the Merrill Lynch Market Weighted Index and may also be compared to the performance of other mutual funds or mutual fund indexes with similar objectives and policies as reported by independent mutual fund reporting services such as Lipper Analytical Services, Inc. (""Lipper"). Lipper performance calculations are based upon changes in net asset value with all dividends reinvested and do not include the effect of any sales charges.

Information may be quoted from publications such as Morningstar, Inc., The Wall Street Journal, Money Magazine, Forbes, Barron's, Fortune, The Chicago Tribune, USA Today, Institutional Investor and Registered Representative. Also, investors may want to compare the historical returns of various investments, performance indexes of those investments or economic indicators, including but not limited to stocks, bonds, certificates of deposit and other bank products, money market funds and U.S. Treasury obligations. Bank product performance may be based upon, among other things, the BANK RATE MONITOR National Index(TM) or various certificate of deposit indexes. Money market fund performance may be based upon, among other things, the IBC/Donoghue's Money Fund Report(R) or Money Market Insight(R), reporting services on money market funds. Performance of U.S. Treasury obligations may be based upon, among other things, various U.S. Treasury bill indexes. Certain of these alternative investments may offer fixed rates of return and guaranteed principal and may be insured. Economic indicators may include, without limitation, indicators of market rate trends and cost of funds, such as Federal Home Loan Bank Board 11th District Cost of Funds Index ("COFI").

A Fund may depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indexes of those investments or economic indicators. A Fund may also describe its portfolio holdings and depict its size or relative size compared to other mutual funds, the number and make-up of its shareholder base and other descriptive factors concerning the Fund.

Each Fund's returns and net asset value will fluctuate and shares of a Fund are redeemable by an investor at the then current net asset value, which may be more or less than original cost. Redemption of Class B shares and Class C shares may be subject to a contingent deferred sales charge as described above. Additional information about each Fund's performance also appears in its Annual Report to Shareholders, which is available without charge from the applicable Fund.

The yield or price volatility of a Fund (particularly the Adjustable Rate Fund) may be compared to various securities, such as U.S. Government Securities, or indexes, such as the COFI referred to above or the constant Maturity Treasury Index ("CMT") published by the Federal Reserve Board. A Fund may include in its sales literature and shareholder reports a quotation of the current "distribution rate" for the Fund. Distribution rate is simply a measure of the level of dividends distributed for a specified period. It differs from yield, which is a measure of the income actually earned by the Fund's investments, and from total return, which is a measure of the income actually earned by, plus the effect of any realized and unrealized appreciation or depreciation of, such investments during the period. Distribution rate is, therefore, not intended to be a complete measure of performance. Distribution rate may sometimes be greater than yield since, for instance, it may include gains from the sale of options or other short-term and possibly long-term gains (which may be non-recurring) and may not include the effect of amortization of bond premiums.

The figures below show performance information for the Funds for various periods. Comparative information with respect to certain indices is also included. Please note the differences and similarities between the investments which a Fund may purchase and the investments measured by the applicable indices. The Consumer Price Index is generally considered to be a measure of inflation. The Lehman Brothers Adjustable Rate Index generally represents the performance of adjustable rate mortgages during various market conditions. The Lehman Brothers Aggregate Bond Index generally represents the performance of intermediate and long-term government bonds and investment grade corporate debt securities and mortgage-backed securities during various market conditions. The Lehman Brothers Government/Corporate Bond Index generally represents the performance of intermediate and long-term government and investment grade corporate debt securities during various market conditions. The Merrill Lynch Market Weighted Index generally represents the performance of short- and intermediate-term Treasury and GNMA securities during various market conditions. The Salomon Brothers High Grade Corporate Bond Index generally represents the performance of high grade long-term corporate bonds during various market conditions. The Salomon Brothers Long-Term High Yield Index generally represents the performance of high yield debt securities during various market conditions. The Salomon Brothers 30 Year GNMA Index generally represents the performance of GNMA 30-year pass-through mortgages. The foregoing bond indices are unmanaged. The market prices and yields of corporate and government bonds will fluctuate. The net asset values and returns of each class of shares of the Funds will also fluctuate. No adjustment has been made for taxes payable on dividends. The period indicated was one of fluctuating securities prices and interest rates.

ADJUSTABLE RATE FUND -- AUGUST 31,  1998


                                    Capital Gain     Income                          Percentage                       Percentage
TOTAL             Initial $10,000     Dividends     Dividends        Ending Value      Increase       Ending Value      Increase
RETURN TABLE      Investment (*)     Reinvested   Reinvested (**)   (adjusted) (*)  (adjusted) (*)  (Unadjusted) (*)  (Unadjusted)
------------      --------------     ----------   ---------------   --------------  --------------  ----------------  ------------

CLASS A
SHARES

                                    Capital Gain     Income                          Percentage                       Percentage
TOTAL             Initial $10,000     Dividends     Dividends        Ending Value      Increase       Ending Value      Increase
RETURN TABLE      Investment (*)     Reinvested   Reinvested (**)   (adjusted) (*)  (adjusted) (*)  (Unadjusted) (*)  (Unadjusted)
------------      --------------     ----------   ---------------   --------------  --------------  ----------------  ------------

Life of           To be
Fund(+)           updated
Five Years
One Year

CLASS B
SHARES
Life of
Fund(++)
One Year

CLASS C
SHARES
Life of
Fund(++)
One Year

CLASS I
SHARES
Life of
Fund(++)
One Year

                                   COMPARED TO

                                         Salomon Bros.    Lehman Bros.
                       Consumer Price     High Grade      Govt./Corp      Lehman Bros.
TOTAL RETURN TABLE        Index (1)     Corp. Index (2)    Index (3)     ARM Index (4)
------------------        ---------     ---------------    ---------     -------------

Life of Fund(+)         To be
                        updated
Life of Fund(++)
Five Years
One Year

                                                                                                 Lehman
                                                                                   Salomon        Bros.
AVERAGE                                                              Consumer     Bros. High      Govt./        Lehman
ANNUAL TOTAL      Fund Class  Fund Class  Fund Class   Fund Class     Price      Grade Corp.      Corp.        Bros. ARM
RETURN TABLE       A Shares    B Shares    C Shares     I Shares     Index (1)    Index (2)      Index (3)     Index (4)
------------       --------    --------    --------     --------     ---------    ---------      ---------     ---------

Life of Fund(+)   To be
                  updated
Life of
Fund(++)
Five Years
One Year


*     Data not available or not applicable.

(+)   Since September 1, 1987 for Class A Shares.

(++)  Since May 31, 1994 for Class B and Class C Shares.

DIVERSIFIED FUND -- OCTOBER 31, 1998

                                 Capital
                   Initial         Gain          Income                         Percentage                           Percentage
TOTAL              $10,000       Dividend      Dividends       Ending Value      Increase       Ending Value          Increase
RETURN TABLE    Investment (*)  Reinvested   Reinvested (**)  (adjusted) (*)  (adjusted) (*)  (unadjusted) (***)  (unadjusted) (***)
------------    --------------  ----------   ---------------  --------------  --------------  ------------------  ------------------

CLASS A
SHARES
Life of           To be
Fund(+)           updated
Fifteen Years
Ten Years
Since
2/1/89(+++)
Five Years
One Year

CLASS B
SHARES
Life of
Fund(++)
One Year

CLASS C
SHARES
Life of
Fund(++)
One Year

CLASS I
SHARES
One Year
Life of
Fund(++)

                                    COMPARED TO

                    Consumer      Salomon Bros.     Lehman Bros.    Merrill Lynch High
TOTAL RETURN         Price       High Grade Corp.    Govt./Corp.     Yield Master
TABLE               Index (1)       Index (2)         Index (3)         Index (5)
-----               ---------    ----------------   ------------    ------------------

Life of Fund(+)    To be             592.3            536.1                   *
                   updated
Life of Fund(++)       9.6            42.6             33.4                50.8
Fifteen Years         64.6           443.4            333.4                   *
Ten Years             40.2           182.1            140.9               219.2
Since 2/1/89(+++)     33.4           141.5            116.6               166.7
Five Years            14.0            55.9             44.4                75.4
One Year               2.1            10.8              8.8                13.8

                                                                                                 Lehman
                                                                                   Salomon        Bros.      Merrill Lynch
AVERAGE                                                              Consumer     Bros. High      Govt./      High Yield
ANNUAL TOTAL      Fund Class  Fund Class  Fund Class   Fund Class     Price      Grade Corp.      Corp.         Master
RETURN TABLE       A Shares    B Shares    C Shares     I Shares     Index (1)     Index (2)     Index (3)     Index (5)
------------       --------    --------    --------     --------     ---------     ---------     ---------     ---------

Life of Fund(+)   To be
                  updated
Life of Fund(++)
Fifteen Years
Ten Years
Five Years
One Year


*     Data not available on not applicable.

(+)   Since June 23, 1977 for Class A Shares. (Index begins 6/30/77)

(++)  Since May 31, 1994 for Class B and Class C Shares.

(+++) The Fund's current objective became effective February 1, 1989.

GOVERNMENT FUND -- OCTOBER 31, 1998

                                 Capital
                   Initial         Gain        Income                          Percentage                        Percentage
TOTAL              $10,000      Dividends     Dividends       Ending Value      Increase      Ending Value       Increase
RETURN TABLE    Investment (*)  Reinvested   Reinvested (**)  (adjusted) (*)  (adjusted) (*)  (unadjusted) (*)  (unadjusted) (*)
------------    --------------  ----------   ---------------  --------------  --------------  ----------------  ----------------

CLASS A
SHARES
Life of         To be
Fund(+)         updated
Fifteen Years
Ten Years
Five Years
One Year

CLASS B
SHARES
Life of
Fund(++)
One Year

CLASS C
SHARES
Life of
Fund(++)
One Year

CLASS I
SHARES
Life of
Fund(++)
One Year

                                    COMPARED TO

                                    Salomon Bros.     Lehman Bros.    Salomon Bros. 30
                       Consumer      High Grade       Govt./Corp.            Yr.
TOTAL RETURN TABLE  Price Index(1)  Corp. Index(2)      Index(3)        GNMA Index(6)
------------------  --------------  --------------      --------        -------------

Life of Fund(+)     To be
                    updated
Life of Fund(++)
Fifteen Years
Ten Years
Five Years
One Year

                                                                                                    Lehman
                                                                                      Salomon        Bros.
AVERAGE                 Fund        Fund          Fund        Fund      Consumer    Bros. High       Govt./       Salomon
ANNUAL TOTAL           Class A     Class B       Class C     Class I     Price      Grade Corp.      Corp.      Bros. 30 Yr.
RETURN TABLE           Shares      Shares        Shares      Shares     Index(1)     Index(2)       Index(3)    GNMA Index(6)
-----                  ------      --------      ------      ------     --------     --------       --------    -------------
Life of                To be
Fund(+)                updated
Life of
Fund(++)
Fifteen Years
Ten Years
Five Years
One Year


*     Data not available or not applicable.

(+) Since October 1, 1979 for Class A Shares (when ZKI assumed investment advisory responsibilities for the Fund; prior to that date, the Fund was managed by another investment adviser that was not affiliated with ZKI)

(++)  Since May 31, 1994 for Class B and Class C Shares.

HIGH YIELD FUND -- SEPTEMBER 30, 1998

                                 Capital
                   Initial         Gain         Income                         Percentage                        Percentage
TOTAL              $10,000      Dividends      Dividends       Ending Value     Increase      Ending Value        Increase
RETURN TABLE    Investment (*)  Reinvested   Reinvested (**)  (adjusted) (*)  (adjusted) (*)  (unadjusted) (*)  (unadjusted)
------------    --------------  ----------   ---------------  --------------  --------------  ----------------  ------------

CLASS A SHARES
Life of         To be
Fund(+)         updated
Fifteen Years
Ten Years
Five Years
One Year

CLASS B SHARES
Life of
Fund(++)
One Year

CLASS C SHARES
Life of
Fund(++)
One Year

CLASS I SHARES
Life of
Fund(++)
One Year

                                    COMPARED TO

                    Consumer      Salomon Bros.     Lehman Bros.    Merrill Lynch High
TOTAL RETURN         Price       High Grade Corp.    Govt./Corp.     Yield Master
TABLE               Index (1)       Index (2)         Index (3)         Index (5)
-----               ---------    ----------------   ------------    ------------------

Life of Fund(+)    To be
                   updated
Life of Fund(++)
Fifteen Years
Ten Years
Five Years
One Year

                                                                                                 Lehman
                                                                                   Salomon        Bros.      Merrill Lynch
AVERAGE                                                              Consumer     Bros. High      Govt./       High Yield
ANNUAL TOTAL      Fund Class  Fund Class  Fund Class   Fund Class     Price      Grade Corp.      Corp.         Master
RETURN TABLE       A Shares    B Shares    C Shares     I Shares     Index(1)      Index(2)      Index(3)       Index(5)
------------       --------    --------    --------     --------     ---------     --------      --------       --------

Life of Fund(+)   To be
                  updated
Life of Fund(++)
Fifteen Years
Ten Years
Five Years
One Year


*     Data not available or not applicable.

(+)   Since January 26, 1978 for Class A Shares.

(++)  Since May 31, 1994 for Class B and Class C Shares.

INCOME AND CAPITAL FUND -- OCTOBER 31, 1998

                                 Capital
                   Initial        Gain         Income                          Percentage                        Percentage
TOTAL              $10,000      Dividends     Dividends       Ending Value      Increase      Ending Value       Increase
RETURN TABLE    Investment (*)  Reinvested   Reinvested (**)  (adjusted) (*)  (adjusted) (*)  (unadjusted) (*)  (unadjusted) (*)
------------    --------------  ----------   ---------------  --------------  --------------  ----------------  ----------------

CLASS A
SHARES
Life of         To be
Fund(+)         updated
Fifteen Years
Ten Years
Five Years
One Year

CLASS B
SHARES
Life of
Fund(++)
One Year

CLASS C
SHARES
Life of
Fund(++)
One Year

CLASS I
SHARES
Life of
Fund(++)
One Year

                                    COMPARED TO

                                    Salomon Bros.    Lehman Bros.       Lehman Bros.
                   Consumer Price    High Grade     Aggregate Bond      Govt./Corp.
TOTAL RETURN TABLE    Index(1)     Corp. Index(2)      Index(7)           Index(3)
------------------    --------     --------------      --------           --------

Life of Fund(+)      To be
                     updated
Life of Fund(++)
Fifteen Years
Ten Years
Five Years
One Year

                                                                                               Lehman
                                                                                   Salomon      Bros.
AVERAGE                                                              Consumer     Bros. High   Aggregate    Lehman Bros.
ANNUAL TOTAL      Fund Class  Fund Class  Fund Class   Fund Class     Price      Grade Corp.    Bond         Govt./Corp.
RETURN TABLE       A Shares    B Shares    C Shares     I Shares     Index(1)      Index(2)    Index(7)       Index(3)
------------       --------    --------    --------     --------     ---------     --------    --------       --------
Life of Fund(+)   To be
                  updated
Life of Fund(++)
Fifteen Years
Ten Years
Five Years
One Year


*     Data not available or not applicable.

(+)   Since April 15, 1974 for Class A Shares.

(++)  Since May 31, 1994 for Class B and Class C Shares.

MORTGAGE FUND -- SEPTEMBER 30, 1997


                                 Capital
                   Initial        Gain           Income                          Percentage                        Percentage
TOTAL              $10,000      Dividends       Dividends       Ending Value      Increase      Ending Value       Increase
RETURN TABLE    Investment (*)  Reinvested   Reinvested (**)  (adjusted) (***)  (adjusted) (*)  (unadjusted) (*)  (unadjusted) (*)
------------    --------------  ----------   ---------------  --------------    --------------  ----------------  ----------------

CLASS A
SHARES
Life of         To be
Fund(+)         updated
One Year
Five Years

CLASS B
SHARES
Life of
Fund(++)
Ten Years
Five Years
One Year

CLASS C
SHARES
Life of
Fund(++)
One Year

CLASS I
SHARES
Life of
Fund(+++)
One Year

                                    COMPARED TO

                                    Salomon Bros.   Lehman Brothers    Merrill Lynch
                   Consumer Price    30 Yr. GNMA      Govt./Corp.     Mortgage Master
TOTAL RETURN TABLE    Index(1)         Index(2)         Index(3)          Index(8)
------------------    --------         --------         --------          --------

Life of Fund(+)      To be
                     updated

Life of Fund(++)
Life of Fund(+++)
Ten Years
Five Years
One Year

                                                                                                 Lehman
                                                                                   Salomon        Bros.      Merrill Lynch
AVERAGE                                                              Consumer     Bros. 30 yr.    Govt./        Mortgage
ANNUAL TOTAL      Fund Class  Fund Class  Fund Class   Fund Class     Price         GNMA          Corp.          Master
RETURN TABLE       A Shares    B Shares    C Shares     I Shares     Index(1)      Index(6)      Index(3)        Index(8)
------------       --------    --------    --------     --------     ---------     --------      --------        --------
Life of Fund(+)   To be
                  updated
Life of Fund(++)
Life of Fund(+++)
Ten Years
Five Years
One Year


*     Data not available or not applicable.

(+)   Since January 10, 1992 for Class A Shares.

(++)  Since October 26, 1984 for Class B Shares.

(+++) Since May 31, 1994 for Class C Shares.

 SHORT-INTERMEDIATE GOVERNMENT FUND -- SEPTEMBER 30, 1998

                                 Capital
                   Initial        Gain           Income                         Percentage                       Percentage
TOTAL              $10,000      Dividends      Dividends       Ending Value      Increase      Ending Value       Increase
RETURN TABLE    Investment (*)  Reinvested   Reinvested (**)  (adjusted) (*)  (adjusted) (*)  (unadjusted) (*)  (unadjusted) (*)
------------    --------------  ----------   ---------------  --------------  --------------  ----------------  ----------------

CLASS A
SHARES
Life of         To be
Fund(+)         updated
Five Years
One Year

CLASS B
SHARES
Life of
Fund(++)
Five Years
One Year

CLASS C
SHARES
Life of
Fund(++)
One Year

CLASS I
SHARES
Life of
Fund(+++)
One Year

                                    COMPARED TO

                                                                         Lehman Govt.
                                      Salomon Bros.   Lehman Brothers        Bond
                    Consumer Price    30 Yr. GNMA       Govt./Corp      Intermediate
TOTAL RETURN TABLE     Index(1)         Index(6)         Index(3)          Index(9)
------------------     --------         --------         --------          --------
Life of Fund(+)        To be
                       updated
Life of Fund(++)
Life of Fund(+++)
Five Years
One Year

                                                                                                  Lehman
                                                                                   Salomon        Bros.      Lehman Govt.
AVERAGE                                                              Consumer     Bros. 30 yr.    Govt./        Bond
ANNUAL TOTAL      Fund Class  Fund Class  Fund Class   Fund Class     Price         GNMA          Corp.      Intermediate
RETURN TABLE       A Shares    B Shares    C Shares     I Shares     Index(1)      Index(6)      Index(3)      Index(9)
------------       --------    --------    --------     --------     ---------     --------      --------      --------
Life of Fund(+)   To be
                  updated
Life of
Fund(++)
Life of
Fund(+++)
Five Years
One Year

OPPORTUNITY FUND -- SEPTEMBER 30, 1998

                                 Capital
                   Initial        Gain          Income                          Percentage                       Percentage
TOTAL              $10,000      Dividends      Dividends       Ending Value      Increase       Ending Value       Increase
RETURN TABLE    Investment (*)  Reinvested   Reinvested (**)  (adjusted) (*)  (adjusted) (*)  (unadjusted) (*)  (unadjusted) (*)
------------    --------------  ----------   ---------------  --------------  --------------  ----------------  ----------------

CLASS A
SHARES
Life of         To be
Fund(+)         updated
Five Years
One Year

CLASS B
SHARES

Life of
Fund(++)
Five Years
One Year

CLASS C
SHARES
Life of
Fund(++)
One Year

CLASS I
SHARES
Life of
Fund(+++)
One Year

                                    COMPARED TO

                                                                        Lehman Govt.
                                     Salomon Bros.   Lehman Brothers        Bond
                    Consumer Price    30 Yr. GNMA       Govt./Corp      Intermediate
TOTAL RETURN TABLE     Index(1)         Index(6)         Index(3)          Index(9)
------------------     --------         --------         --------          --------
Life of Fund(+)        To be
                       updated
Life of Fund(++)
Life of Fund(+++)
Five Years
One Year

                                                                                                  Lehman
                                                                                   Salomon        Bros.      Lehman Govt.
AVERAGE                                                              Consumer     Bros. 30 yr.    Govt./        Bond
ANNUAL TOTAL      Fund Class  Fund Class  Fund Class   Fund Class     Price         GNMA          Corp.      Intermediate
RETURN TABLE       A Shares    B Shares    C Shares     I Shares     Index(1)      Index(6)      Index(3)      Index(9)
------------       --------    --------    --------     --------     ---------     --------      --------      --------
Life of Fund(+)   To be
                  updated
Life of
Fund(++)
Life of
Fund(+++)
Five Years
One Year


*     Data not available or not applicable.

(+)   Since January 10, 1992 for Class A Shares. (Index at December 31, 1991)

(++)  Since February 1, 1989 for Class B Shares. (Index at January 31, 1989)

(+++) Since May 31, 1994 for Class C Shares.

FOOTNOTES FOR ALL FUNDS


* The Initial Investment and adjusted amounts for Class A shares were adjusted for the maximum initial sales charge at the beginning of the period, which is 4.5% for the Diversified Fund, Government Fund, High Yield Fund, Income and Capital Fund and Mortgage Fund and 3.5% for the Adjustable Rate Fund and Short-Intermediate Government Fund. The Initial Investment for Class B and Class C shares was not adjusted. Amounts were adjusted for Class B shares for the contingent deferred sales charge that may be imposed at the end of the period based upon the schedule for shares sold currently, see "Purchase, Repurchase and Redemption of Shares" in the prospectus. No adjustments were made to Class C shares.

**    Includes short-term capital gain dividends.


(1) The Consumer Price Index is a statistical measure of change, over time, in the prices of goods and services in major expenditure groups for all urban consumers. Source is Towers Data Systems.


(2) Salomon Brothers High Grade Corporate Bond Index is on a total return basis with all dividends reinvested and is comprised of high grade long-term industrial and utility bonds rated in the top two rating categories. This index is unmanaged. Source is Towers Data Systems.

(3) The Lehman Brothers Government/Corporate Bond Index is on a total return basis and is comprised of all publicly issued, non-convertible, domestic debt of the U.S. Government or any agency thereof, quasi-federal corporation, or corporate debt guaranteed by the U.S. Government and all publicly issued, fixed-rate, non-convertible, domestic debt of the three major corporate classifications: industrial, utility, and financial. Only notes and bonds with a minimum outstanding principal amount of $1,000,000 and a minimum of one year to maturity are included. Bonds included must have a rating of at least Baa by Moody's Investors Service, Inc., BBB by Standard & Poor's Corporation or in the case of bank bonds not rated by either Moody's or S&P, BBB by Fitch Investors Service. This index is unmanaged. Source is Towers Data Systems.


(4) The Lehman Brothers Adjustable Rate Mortgage Index is a broad market capitalization index of the U.S. Government agency adjustable rate mortgage market. All securities in the index have coupons that periodically adjust based on a spread over a published index, and all are guaranteed by an agency of the U.S. Government. This index is unmanaged. Source is Lehman Brothers Inc.

(5) Merrill Lynch High Yield Master Index consists of fixed-rate, coupon-bearing bonds with an outstanding par which is greater than or equal to $50 million, a maturity range greater than or equal to one year and must be less than BBB/Baa3 rated but not in default.

(6) The Salomon Brothers 30 Year GNMA Index is on a total return basis with all dividends reinvested and is comprised of GNMA 30-year pass throughs of single family and graduated payment mortgages. In order for a GNMA coupon to be included in the index, it must have at least $200 million of outstanding coupon product. This index is unmanaged. Source is Salomon Brothers Inc.

(7) The Lehman Brothers Aggregate Bond Index is on a total return basis and is comprised of intermediate and long-term government bonds, investment grade corporate debt securities and mortgage-backed securities. This index is unmanaged. Source is Lipper Analytical Services, Inc.

(8) Merrill Lynch Mortgage Master Index consists of fixed-rate, coupon-bearing bonds which are comprised of generic pass-through securities which are composed of numerous mortgage pools with various maturities. The amount outstanding in each agency/type/coupon subdivision of the mortgage index must be greater than or equal to $200 million. CMOs are excluded to avoid double-counting.

(9) The Lehman Government Bond Intermediate Index is made up of the Treasury Bond Index (all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues) and the Agency Bond Index (all publicly issued debt of U.S. Government agencies and quasi-federal corporations, and corporate debt guaranteed by the U.S. Government). Includes securities with maturities between 1 and 10 years.


Investors may want to compare the performance of a Fund to that of certificates of deposit issued by banks and other depository institutions. Certificates of deposit represent an alternative income producing product. Certificates of deposit may offer fixed or variable interest rates and principal is guaranteed and may be insured. Withdrawal of deposits prior to maturity will normally be subject to a penalty. Rates offered by banks and other depository institutions are subject to change at any time specified by the issuing institution. The shares of a Fund are not insured and net asset value as well as yield will fluctuate. Shares of a Fund are redeemable at net asset value which may be more or less than original cost. The bonds in which the Funds invest are generally of longer term than most certificates of deposit and may reflect longer term market interest rate fluctuations.


Investors also may want to compare the performance of a Fund to that of U.S. Treasury bills, notes or bonds because such instruments represent alternative income producing products. Treasury obligations are issued in selected denominations. Rates of Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the U.S. Treasury. The market value of such instruments will generally fluctuate inversely with interest rates prior to maturity and will equal par value at maturity. As noted in the prospectus, the government guarantee of the bonds in the Adjustable Rate, Government, Mortgage and Short-Intermediate Government Funds does not guarantee the market value of their respective shares. The net asset value of a Fund will fluctuate. Shares of a Fund are redeemable at net asset value which may be more or less than original cost. Each Fund's yield will also fluctuate.

From time to time, the Adjustable Rate Fund may compare its yield or price volatility to various securities, such as U.S. Government Securities, or to certain indices including, but not limited to, the J.P. Morgan one-, three-, and five-year constant maturity Treasury yield indices, which are based on estimated Treasury security yields adjusted to constant maturity and the Federal Home Loan Bank Board 11th District Cost of Funds Index (COFI), which represents the weighted average cost of funds for savings institutions in Arizona, California and Nevada and is based on the one month annualized yield of savings deposits, Federal Home Loan Advances and other borrowings, such as repurchase agreements.

The following tables illustrate an assumed $10,000 investment in Class A shares of each Fund other than the Mortgage, Opportunity and Short-Intermediate Government Funds, which includes the current maximum sales charge of 4.5% (3.5% for the Adjustable Rate Fund), with income and capital gain dividends reinvested in additional shares. The tables for the Mortgage and Short-Intermediate Government Funds illustrate an assumed $10,000 investment in Class B shares of these Funds, with income and capital gain dividends reinvested in additional shares, and do not include the effect of the contingent deferred sales charge. Each table covers the period from commencement of operations of the Fund to December 31, 1997.


ADJUSTABLE RATE FUND (9/1/87)


                                                  Cumulative Value of
                     Dividends                      Shares Acquired
                     ---------                      ---------------
                            Annual
                Annual      Capital                          Reinvested
                Income       Gain                Reinvested   Capital
Year Ended     Dividends   Dividends   Initial     Income      Gain      Total
   12/31      Reinvested* Reinvested  Investment Dividends*  Dividends   Value
   -----      ----------- ----------  ---------- ----------  ---------   -----

   1987           $96         $0      $9,722        $96         $0      $9,818
   1988         1,098          0       9,132      1,159          0      10,291
   1989         1,122         10       9,185      2,294         10      11,489
   1990         1,137          0       8,918      3,388          9      12,315
   1991         1,222          0       9,207      4,756         10      13,973
   1992           824          0       9,217      5,592         10      14,819
   1993           767          0       9,196      6,341         10      15,547
   1994           747          0       8,724      6,745          9      15,478
   1995           948          0       8,929      7,857          9      16,795

                                                  Cumulative Value of
                     Dividends                      Shares Acquired
                     ---------                      ---------------
                            Annual
                Annual      Capital                          Reinvested
                Income       Gain                Reinvested   Capital
Year Ended     Dividends   Dividends   Initial     Income      Gain      Total
   12/31      Reinvested* Reinvested  Investment Dividends*  Dividends   Value
   -----      ----------- ----------  ---------- ----------  ---------   -----

   1996           913          0       8,864      8,716          9      17,589
   1997         To be
              updated

DIVERSIFIED FUND (6/23/77)

                                                  Cumulative Value of
                     Dividends                      Shares Acquired
                     ---------                      ---------------
                            Annual
                Annual      Capital                          Reinvested
                Income       Gain                Reinvested   Capital
Year Ended     Dividends   Dividends   Initial     Income      Gain      Total
   12/31      Reinvested* Reinvested  Investment Dividends*  Dividends   Value
   -----      ----------- ----------  ---------- ----------  ---------   -----

   1977          $427        $0       $9,141       $427          $0      $9,567
   1978         1,006       132        8,591      1,367         132      10,090
   1979         1,350        18        8,898      2,787         154      11,839
   1980         1,672        30        9,774      4,830         201      14,805
   1981         2,052         0        8,738      6,297         179      15,214
   1982         2,420        27        8,592      8,771         204      17,567
   1983         2,941         0        8,577     11,697         204      20,478
   1984         3,449         0        7,667     13,803         182      21,652
   1985         3,604        66        7,534     17,181         248      24,963
   1986         3,163       307        6,748     18,381         522      25,651
   1987         3,379       367        5,412     17,484         690      23,586
   1988         3,847         0        5,475     21,566         698      27,739
   1989         4,603         0        5,064     24,238         646      29,948
   1990         4,215         0        3,819     21,868         487      26,174
   1991         4,665         0        5,050     34,010         644      39,704
   1992         4,604         0        5,363     40,723         684      46,770
   1993         5,096         0        5,879     49,906         749      56,534
   1994         4,438         0        5,217     48,486         665      54,368
   1995         5,061         0        5,734     58,572         731      65,037
   1996         6,336         0        5,656     64,235         721      70,612
   1997         To be
              updated


GOVERNMENT FUND (10/1/79)


                                                  Cumulative Value of
                     Dividends                      Shares Acquired
                     ---------                      ---------------
                            Annual
                Annual      Capital                          Reinvested
                Income       Gain                Reinvested   Capital
Year Ended     Dividends   Dividends   Initial     Income      Gain      Total
   12/31      Reinvested* Reinvested  Investment Dividends*  Dividends   Value
   -----      ----------- ----------  ---------- ----------  ---------   -----

    1979         $203         $0        $9,192        $207        $0     $9,399
    1980        1,009          0         8,164       1,145         0      9,309
    1981        1,197          0         7,180       2,181         0      9,361
    1982        1,314          0         8,119       3,912         0     12,031
    1983        1,442          0         7,878       5,225         0     13,103
    1984        1,686          0         7,806       6,903         0     14,709
    1985        1,925          0         8,468       9,523         0     17,991
    1986        2,076          0         8,853      12,061         0     20,913
    1987        2,228          0         8,173      13,301         0     21,473
    1988        2,265          0         7,851      14,985         0     22,836
    1989        2,454          0         8,092      17,941         0     26,033
    1990        2,526          0         8,066      20,486         0     28,552
    1991        2,762          0         8,629      24,849         0     33,478

                                                  Cumulative Value of
                     Dividends                      Shares Acquired
                     ---------                      ---------------
                            Annual
                Annual      Capital                          Reinvested
                Income       Gain                Reinvested   Capital
Year Ended     Dividends   Dividends   Initial     Income      Gain      Total
   12/31      Reinvested* Reinvested  Investment Dividends*  Dividends   Value
   -----      ----------- ----------  ---------- ----------  ---------   -----

    1992        2,781          0         8,341      26,780         0     35,125
    1993        2,662          0         8,242      29,094         0     37,336
    1994        2,684          0         7,422      28,770         0     36,192
    1995        2,942          0         8,155      34,684         0     42,839
    1996        3,097          0         7,797      36,255         0     44,052
    1997        To be
              updated

HIGH YIELD FUND (1/26/78)

                                                  Cumulative Value of
                     Dividends                      Shares Acquired
                     ---------                      ---------------
                            Annual
                Annual      Capital                          Reinvested
                Income       Gain                Reinvested   Capital
Year Ended     Dividends   Dividends   Initial     Income      Gain      Total
   12/31      Reinvested* Reinvested  Investment Dividends*  Dividends   Value
   -----      ----------- ----------  ---------- ----------  ---------   -----

    1978          $826         $0      $8,950         $786         $0     $9,736
    1979         1,098          0       8,227        1,744          0      9,971
    1980         1,306          0       7,140        2,737          0      9,877
    1981         1,515          0       6,678        4,057          0     10,735
    1982         1,793          0       8,041        6,935          0     14,976
    1983         2,048          0       8,365        9,254          0     17,620
    1984         2,359          0       8,090       11,327          0     19,417
    1985         2,684          0       8,787       15,108          0     23,895
    1986         2,929          0       9,290       18,968          0     28,258
    1987         3,375      1,196       8,690       20,917      1,200     30,807
    1988         4,142          0       8,787       25,246      1,215     35,248
    1989         4,632          0       7,635       26,155      1,055     34,845
    1990         5,116          0       5,688       23,849        786     30,322
    1991         5,417          0       7,262       36,262      1,003     44,527
    1992         5,075          0       7,678       43,409      1,061     52,148
    1993         5,492          0       8,393       53,178      1,159     62,730
    1994         5,892          0       7,493       53,104      1,035     61,632
    1995         6,500          0       7,994       63,314      1,104     72,412
    1996         7,289          0       8,245       72,790      1,139     82,174
    1997         To be
               updated

INCOME AND CAPITAL FUND (4/15/74)

                                                  Cumulative Value of
                     Dividends                      Shares Acquired
                     ---------                      ---------------
                            Annual
                Annual      Capital                          Reinvested
                Income       Gain                Reinvested   Capital
Year Ended     Dividends   Dividends   Initial     Income      Gain      Total
   12/31      Reinvested* Reinvested  Investment Dividends*  Dividends   Value
   -----      ----------- ----------  ---------- ----------  ---------   -----

    1974          $425         $0      $9,818          $436        $0   $10,255
    1975           939          0      10,077         1,421         0    11,498
    1976           955         69      10,535         2,481        72    13,088
    1977         1,052         75      10,077         3,415       144    13,636
    1978         1,133          0       9,580         4,365       137    14,082
    1979         1,397          0       8,873         5,393       127    13,393
    1980         1,701          0       7,632         6,229       109    13,970
    1981         1,861          0       6,858         7,438        98    14,394
    1982         2,183          0       7,994        11,122       115    19,231
    1983         2,478          0       7,889        13,422       113    21,424

                                                  Cumulative Value of
                     Dividends                      Shares Acquired
                     ---------                      ---------------
                            Annual
                Annual      Capital                          Reinvested
                Income       Gain                Reinvested   Capital
Year Ended     Dividends   Dividends   Initial     Income      Gain      Total
   12/31      Reinvested* Reinvested  Investment Dividends*  Dividends   Value
   -----      ----------- ----------  ---------- ----------  ---------   -----

    1984         2,892          0       7,775        16,175       111    24,061
    1985         3,191          0       8,396        20,803       120    29,319
    1986         3,273          0       8,673        24,793       124    33,590
    1987         3,590          0       8,042        26,474       115    34,631
    1988         3,933          0       7,975        30,152       114    38,241
    1989         4,207          0       7,794        33,607       112    41,513
    1990         4,209          0       7,507        36,590       108    44,205
    1991         4,313          0       8,080        43,926       116    52,122
    1992         4,168          0       8,061        48,039       115    56,215
    1993         4,029        355       8,376        53,946       476    62,798
    1994         4,578          0       7,507        52,743       426    60,676
    1995         4,939          0       8,462        64,690       480    73,632
    1996         4,957          0       8,061        66,597       458    75,116
    1997         To be
               updated

MORTGAGE FUND (10/26/84)

                                                  Cumulative Value of
                     Dividends                      Shares Acquired
                     ---------                      ---------------
                            Annual
                Annual      Capital                          Reinvested
                Income       Gain                Reinvested   Capital
Year Ended     Dividends   Dividends   Initial     Income      Gain      Total
   12/31      Reinvested* Reinvested  Investment Dividends*  Dividends   Value
   -----      ----------- ----------  ---------- ----------  ---------   -----

    1984            $0         $0     $10,024            $0      $0     $10,024
    1985         1,028          0      10,035         1,051       0      11,086
    1986         1,286          0      10,036         2,344       0      12,380
    1987         1,270          0       9,212         3,389       0      12,600
    1988         1,315          0       8,694         4,474       0      13,168
    1989         1,326          0       8,800         5,867       0      14,667
    1990         1,325          0       8,612         7,098       0      15,710
    1991         1,442          0       9,235         9,149       0      18,384
    1992         1,457          0       8,917        10,285       0      19,202
    1993         1,381          0       8,718        11,410       0      20,128
    1994         1,259          0       7,835        11,461       0      19,296
    1995         1,387          0       8,576        13,988       0      22,564
    1996         1,433          0       8,177        14,785       0      22,962
    1997         To be
               updated

SHORT-INTERMEDIATE GOVERNMENT FUND (2/1/89)

                                                  Cumulative Value of
                     Dividends                      Shares Acquired
                     ---------                      ---------------
                            Annual
                Annual      Capital                          Reinvested
                Income       Gain                Reinvested   Capital
Year Ended     Dividends   Dividends   Initial     Income      Gain      Total
   12/31      Reinvested* Reinvested  Investment Dividends*  Dividends   Value
   -----      ----------- ----------  ---------- ----------  ---------   -----

    1989          $741         $0      $10,024        $737        $0     $10,761
    1990           946          0        9,847       1,679         0      11,526
    1991           934          0       10,118       2,690         0      12,808
    1992           795          0       10,024       3,461         0      13,485
    1993           769        100        9,859       4,157        99      14,115
    1994           697          0        9,197       4,555        93      13,845
    1995           853          0        9,577       5,609        96      15,282
    1996           888          0        9,234       6,291        93      15,618
    1997         To be
               updated

OPPORTUNITY FUND (1/1/97)

                                                  Cumulative Value of
                     Dividends                      Shares Acquired
                     ---------                      ---------------
                            Annual
                Annual      Capital                          Reinvested
                Income       Gain                Reinvested   Capital
Year Ended     Dividends   Dividends   Initial     Income      Gain      Total
   12/31      Reinvested* Reinvested  Investment Dividends*  Dividends   Value
   -----      ----------- ----------  ---------- ----------  ---------   -----

    1997        To be
              updated

*  Includes short-term capital gain dividends

The following tables compare the performance of the Class A shares of the Funds (other than the Mortgage, Opportunity and Short-Intermediate Government Funds, for which the performance is of the Class B shares) over various periods with that of other mutual funds within the categories described below according to data reported by Lipper Analytical Services, Inc. ("Lipper"), New York, New York, which is a mutual fund reporting service. Lipper performance figures are based on changes in net asset value, with all income and capital gain dividends reinvested. Such calculations do not include the effect of any sales charges. Future performance cannot be guaranteed. Lipper publishes performance analyses on a regular basis. Each category includes funds with a variety of objectives, policies and market and credit risks that should be considered in reviewing these rankings.


ADJUSTABLE RATE FUND

A Shares
                                                Lipper-Fixed Income Fund
                                                   Performance Analysis
                                              Adjustable Rate Mortgage Funds


One Year (Period ended 9/30/98)                     To be updated
Five Years (Period ended 9/30/98)

The Lipper Adjustable Rate Mortgage Funds category includes funds that invest at least 65% of assets in adjustable rate mortgage securities or other securities collateralized by or representing an interest in mortgages.


DIVERSIFIED FUND

A Shares
                                                Lipper-Fixed Income Fund
                                                   Performance Analysis
                                                   Multi-Sector Income


One Year (Period ended 9/30/98)                   To be updated
Five Years (Period ended 9/30/98)
Ten Years (Period ended 9/30/98)

The Lipper Multi-Sector Income Funds Category includes funds that intend to keep the bulk of their assets in corporate and government debt issues.

GOVERNMENT FUND

A Shares
                                                 Lipper-Fixed Income Fund
                                            Performance Analysis Certificate
                                                         Edition
                                                        GNMA Funds


One Year (Period ended 9/30/98)                   To be updated
Five Years (Period ended 9/30/98)
Ten Years (Period ended 9/30/98)

The Lipper GNMA Funds category includes funds that invest a minimum of 65% of their portfolio in Government National Mortgage Association securities.


HIGH YIELD FUND

A Shares
                                                Lipper-Fixed Income Fund
                                            Performance Analysis High Current
                                                  Yield Funds GNMA Funds


One Year (Period ended 9/30/98)                   To be updated
Five Years (Period ended 9/30/98)
Ten Years (Period ended 9/30/98)

The Lipper High Current Yield Funds category includes funds which are managed with an emphasis on high current (relative) yield. There are no quality or maturity restrictions. The Fund was ranked number 222 out of 4,997, 28 out of 2,152 and 14 out of 965 funds in the Fixed Income category for the one, five and ten year periods ended September 30, 1997 according to data reported by Lipper in the Lipper Mutual Fund Performance Analysis. The Lipper Fixed Income category reported in the Lipper Mutual Fund Performance Analysis includes funds which normally have more than 75% of their assets in fixed income issues.


INCOME AND CAPITAL FUND

A Shares
                                                Lipper-Fixed Income Fund
                                           Performance Analysis Corporate Bond
                                                     Funds: "A" Rated


One Year (Period ended 9/30/98)                   To be updated
Five Years (Period ended 9/30/98)
Ten Years (Period ended 9/30/98)

The Lipper Corporate Bond Funds "A" Rated category includes funds which invest 65% of their corporate holdings in the top three grades.


MORTGAGE FUND

                                               Lipper Performance Analysis
                                                    U.S. Mortgage Fund

One Year (Period ended 9/30/98)                     To be updated
Five Years (Period ended 9/30/98)
Ten Years (Period ended 9/30/98)

The Lipper U.S. Mortgage Funds category includes funds that invest at least 65% of their assets in U.S. Mortgages/Securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies.

SHORT-INTERMEDIATE GOVERNMENT FUND


B Shares

                                              Lipper Performance Analysis
                                               Short U.S. Gov't Funds

One Year (Period ended 9/30/98)                    To be updated
Five Years (Period ended 9/30/98)

The Lipper Short (1-5 year) U.S. Government Funds category includes funds that invest at least 65% of their assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities with average maturities of five years or less.

OPPORTUNITY FUND

B Shares
                                              Lipper Performance Analysis
                                                       __ Funds

One Year (Period ended 9/30/98)                   To be updated
Five Years (Period ended 9/30/98)

The Lipper __ Funds category includes funds that __.


OFFICERS AND TRUSTEES


The officers and trustees of the Fund, their birthdates, their principal occupations and their affiliations, if any, with the Adviser and KDI, are listed below. All persons named as officers and trustees also serve in similar capacities for other funds advised by the Adviser. :

[TO BE UPDATED]

DAVID W. BELIN (6/20/28), Trustee, 2000 Financial Center, 7th and Walnut, Des Moines, Iowa; Member, Belin Lamson McCormick Zumbach Flynn, P.C. (attorneys).

LEWIS A. BURNHAM (1/8/33), Trustee, 16410 Avila Boulevard, Tampa, Florida; Retired; formerly, Partner, Business Resources Group; formerly, Executive Vice President, Anchor Glass Container Corporation.

DONALD L. DUNAWAY (3/8/37), Trustee, 7515 Pelican Bay Boulevard, Naples, Florida; Retired; formerly, Executive Vice President, A.O. Smith Corporation (diversified manufacturer).

ROBERT B. HOFFMAN (12/11/36), Trustee, 800 North Lindbergh Boulevard, St. Louis, Missouri; Vice Chairman and Chief Financial Officer, Monsanto Company (agricultural, pharmaceutical and nutritional/food products); formerly, Vice President, Head of International Operations, FMC Corporation (manufacturer of machinery and chemicals).

DONALD R. JONES (1/17/30), Trustee, 182 Old Wick Lane, Inverness, Illinois; Retired; Director, Motorola, Inc. (manufacturer of electronic equipment and components); formerly, Executive Vice President and Chief Financial Officer, Motorola, Inc.

SHIRLEY D. PETERSON (9/3/41), Trustee, 401 Rosemont Avenue, Frederick, Maryland; President, Hood College; formerly, Partner, Steptoe & Johnson (attorneys); prior thereto, Commissioner, Internal Revenue Service; prior thereto, Assistant Attorney General, U.S. Department of Justice; Director, Bethlehem Steel Corp.

DANIEL PIERCE (3/18/34), Trustee*, Two International Place, Boston, Massachusetts; Managing Director, Adviser.

WILLIAM P. SOMMERS (7/22/33), Trustee, 333 Ravenswood Avenue, Menlo Park, California; President and Chief Executive Officer, SRI International (research and development); formerly, Executive Vice President, Iameter (medical information and educational service provider); prior thereto, Senior Vice President and Director, Booz, Allen & Hamilton Inc. (management consulting firm)(retired); Director, Rohr, Inc., Therapeutic Discovery Corp. and Litton Industries.

EDMOND D. VILLANI (3/4/47), Trustee*, 345 Park Avenue, New York, New York; President, Chief Executive Officer and Managing Director, Adviser.

MARK S. CASADY (9/21/60), President*, 345 Park Avenue, New York, New York; Managing Director, Adviser; formerly, Institutional Sales Manager of an unaffiliated mutual fund distributor.

PHILIP J. COLLORA (11/15/45), Vice President and Secretary*, 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President and Assistant Secretary, Adviser.

JERARD K. HARTMAN, Vice President*, 345 Park Avenue, New York, New York; Senior Vice President, Adviser.

THOMAS W. LITTAUER (4/26/55), Vice President*, Two International Place, Boston, Massachusetts; Managing Director, Adviser; formerly, Head of Broker Dealer Division of an unaffiliated investment management firm during 1997; prior thereto, President of Client Management Services of an unaffiliated investment management firm from 1991 to 1996.

ANN M. McCREARY (11/6/56), Vice President*, 345 Park Avenue, New York, New York; Managing Director, Adviser.

ROBERT C. PECK, JR. (10/1/46), Vice President*, 222 South Riverside Plaza, Chicago, Illinois; Managing Director, Adviser; formerly, Executive Vice President and Chief Investment Officer with an unaffiliated investment management firm from 1988 to June 1997.

KATHRYN L. QUIRK (12/3/52), Vice President*, 345 Park Avenue, New York, New York; Managing Director, Adviser.

LINDA J. WONDRACK (9/12/64), Vice President*, Two International Place, Boston, Massachusetts; Senior Vice President, Adviser.

JOHN R. HEBBLE (6/27/58), Treasurer*, Two International Place, Boston, Massachusetts; Senior Vice President, Adviser.

BRENDA LYONS, Assistant Treasurer*, Two International Place, Boston, Massachusetts; Senior Vice President, Adviser.

CAROLINE PEARSON (4/1/62), Assistant Secretary*, Two International Place, Boston, Massachusetts; Senior Vice President, Adviser; formerly, Associate, Dechert Price & Rhoads (law firm) 1989 to 1997.

MAUREEN E. KANE (2/14/62), Assistant Secretary*, Two International Place, Boston, Massachusetts; Vice President, Adviser; formerly, Assistant Vice President of an unaffiliated investment management firm; prior thereto, Associate Staff Attorney of an unaffiliated investment management firm; Associate, Peabody & Arnold (law firm).

ELIZABETH C. WERTH (10/1/47), Assistant Secretary*, 222 South Riverside Plaza, Chicago, Illinois; Vice President, Adviser and KDI.


Adjustable Rate Fund:


RICHARD L. VANDENBERG (50), Vice President* (4), 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, Scudder Kemper; formerly, Senior Vice President and Portfolio Manager with an unaffiliated investment management firm.


Diversified Fund:


J. PATRICK BEIMFORD, JR. (49), Vice President* (3), 222 South Riverside Plaza, Chicago, Illinois; Executive Vice President, Scudder Kemper.

ROBERT S. CESSINE (49), Vice President* (3), 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, Scudder Kemper; formerly, Vice President, Wellington Management Company.

MICHAEL A. McNAMARA (55), Vice President* (6), 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, Scudder Kemper.

HARRY E. RESIS, JR. (54), Vice President* (6), 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, Scudder Kemper; formerly, First Vice President, PaineWebber Incorporated.

RICHARD L. VANDENBERG, see above*

High Yield Fund:


MICHAEL A. McNAMARA, see above.*

HARRY E. RESIS, JR., see above.*

Income and Capital Preservation Fund:

ROBERT S. CESSINE, see above.*


Mortgage and Short-Intermediate Government Funds (Kemper Portfolios):

FRANK J. RACHWALSKI, JR. (3/26/45), Vice President*, 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, Scudder Kemper.

RICHARD L. VANDENBERG, see above,*


* Interested persons of the Fund as defined in the Investment Company Act of 1940.


The trustees and officers who are "interested persons" as designated above receive no compensation from the Fund. The table below shows amounts paid or accrued to those trustees who are not designated "interested persons" during the Fund's 1998 fiscal year except that the information in the last column is for calendar year 1997.

                                              Aggregate Compensation From
                                              ---------------------------
                                                                                                                 Total
                                                                                                              Compensation
                     Adjustable   Diversified  Government   High Yield     Income & Capital     Kemper     Kemper Funds Paid
Name of Trustee       Rate Fund      Fund         Fund        Series++           Fund         Portfolios+    to Trustees**
---------------      ----------   -----------  ----------   ----------     ----------------   -----------  -----------------
David W. Belin*      To be
                     updated
Lewis A. Burnham
Donald L. Dunaway*
Robert B. Hoffman
Donald R. Jones
Shirley D. Peterson
William P. Sommers

+ Includes Kemper Cash Reserves Fund, Mortgage Fund and Short-Intermediate Government Fund.


++    Includes High Yield Fund only.

* Includes deferred fees and interest thereon pursuant to deferred compensation agreements with Kemper Funds. Deferred amounts accrue interest monthly at a rate equal to the yield of Zurich Money Funds-- Zurich Money Market Fund. Total deferred amounts and interest accrued through each Fund's fiscal year are $16,900, $55,900, $106,400, $78,400,
      $40,800 and $96,900 for Mr. Belin and $14,900, $30,000, $70,100, $54,700,
      $27,000 and $73,900 for Mr. Dunaway for the Adjustable Rate Fund, Diversified Fund, Government Fund, High Yield Fund, Income and Capital Fund and Kemper Portfolios+, respectively.

** Includes compensation for service on the boards of 25 Kemper funds with 41 fund portfolios. Each trustee currently serves as a trustee of 26 Kemper Funds with 46 fund portfolios.


[TO BE UPDATED]

As of December 15, 1998, the officers and trustees of the Funds, as a group, owned less than __% of the then outstanding shares of each Fund, except that officers and trustees, as a group, owned __% of Kemper Income and Capital Preservation Fund, Class I shares and __% of Kemper High Yield Fund, Class I shares. No person owned of record 5% or more of the outstanding shares of any class of any Fund, except that the following owned of record shares of the following Funds.

Fund                               Name and Address                                  Class                  Percentage
----                               ----------------                                  -----                  ----------

Adjustable Rate                    Prudential Securities FBO Standard            To be updated
                                   Savings Bank
                                   228 W. Garvey Ave.
                                   Monterey Park, CA  91754

                                   Builders Prime Window & Supply
                                   401K FBO Forfeiture Account
                                   2nd & Merion Bridgeport,
                                   PA 19405

                                   National Financial Services Corp.
                                   One World Financial Center
                                   200 Liberty Street
                                   New York, NY  10281-1003

                                   MLPF&S
                                   4800 Deer Lake Dr. East
                                   Jacksonville,  FL 32246

                                   Junior Junction Inc.
                                   1400 Noyes York
                                   Utica, NY  13502

                                   MLPF&S
                                   4800 Deer Lake Dr. East
                                   Jacksonville,  FL 32246

                                   Ameritrade Clearing
                                   P.O. Box 2226
                                   Omaha, NE  68103

Fund                               Name and Address                                  Class                  Percentage
----                               ----------------                                  -----                  ----------

                                   Estate of Arthur A. Ulrich
                                   870 84th LN NW
                                   Minneapolis, MN  55433

Income & Capital                   MLPF&S
                                   4800 Deer Lake Dr. East
                                   Jacksonville, FL  32246

                                   BHC Securities, Inc.
                                   Attn: Mutual Funds
                                   One Commerce Square
                                   Philadelphia, PA  19103

                                   Paul K. Christoff TTEE
                                   Lindsay Concrete Prod Inc. PSP
                                   137 S. Main St., Suite 301
                                   Akron, OH  44308-1136

                                   MLPF&S
                                   4800 Deer Lake Dr. East
                                   Jacksonville, FL  32246

                                   Scudder Kemper Inc.
                                   Retirement Plan EE
                                   811 Main Street
                                   Kansas City, MO  64105

                                   Scudder Kemper Inc.
                                   Retirement Plan PS
                                   811 Main
                                   Kansas City, MO  64105

High Yield                         National Financial Service Corp.
                                   One World Financial Center
                                   200 Liberty Street, 4th fl.
                                   New York, NY  10281-1003

                                   MLPP&S FTSBO ITS Customers
                                   4800 Deer Lake
                                   Road Jacksonville, FL 32246

                                   PNB Personal Trust Account
                                   P.O. Box 7829
                                   Philadelphia, PA  19101

                                   Mutual Trust Life Ins. Co.
                                   1200 Jovis Boulevard
                                   Oak Brook, IL  60523

High Yield Opportunity             James C. Calano
                                   200 Boulder View Ln.
                                   Boulder, CO  80304

                                   National City Bank of PA TTEE
                                   McKeesport Healthcare Pension
                                   P.O. Box 94777
                                   Cleveland, OH  44101

                                   Alan K. Schroeder, TOD
                                   2002 Cedar Dr.

Fund                               Name and Address                                  Class                  Percentage
----                               ----------------                                  -----                  ----------

                                   Rapid City, SD  57702

                                   Rauscher Pierce Refsnes C/F
                                   5945 S. Atlanta
                                   Tulsa, OK  74105

                                   Advest Inc.
                                   90 State House Square
                                   Hartford, CT  06103

                                   Donaldson Lufkin Jenrette
                                   Securities Corporation Inc.
                                   P.O. Box 2052
                                   Jersey City, NJ  07303

                                   Khalil I. Hani
                                   2200 Bouterse St.
                                   Park Ridge, IL  60068

                                   Alexander L. Abraham &
                                   Adeline Y. Abraham Jiwros
                                   2829 Harrison St.
                                   Glenview, IL  60025

                                   Stephens Inc.
                                   111 Center St.
                                   Little Rock, AR  72201

                                   M. L. Stern & Co. Inc.
                                   8350 Wilshire Blvd.
                                   Beverly Hills, CA  90211

                                   FBO Harper Family 1993 TR
                                   1 Baltusrol St.
                                   Moraga, CA  94556

                                   Zurich Kemper Investments
                                   222 S. Riverside Plaza
                                   Chicago, IL  60606

                                   BT Alex Brown Inc.
                                   P.O. Box 1346
                                   Baltimore, MD  21203

                                   Melvin H. Ploeckelman
                                   HCR 1 Box 27P
                                   Athelstane, WI  54104

                                   Leamon M. Fite
                                   511 Hillyer High Rd.
                                   Anniston, AL  36207

                                   Karin Muchemore
                                   3124 Quail Avenue North
                                   Golden Valley, MN  55422

                                   M. L. Stern & Co. Inc. (FBO)
                                   8350 Wilshire Blvd.
                                   Beverly Hills, CA  90211

Diversified                        National Financial Service Corp.

Fund                               Name and Address                                  Class                  Percentage
----                               ----------------                                  -----                  ----------

                                   One World Financial Center
                                   200 Liberty Street
                                   NewYork, NY  10281

                                   National Financial Service Corp.
                                   One World Financial Center
                                   200 Liberty Street
                                   NewYork, NY  10281

                                   MLPF&S
                                   4800 Deer Lake Dr. East
                                   Jacksonville, FL  32246

                                   Donaldson Lufkin Jenrette
                                   Securities Corporation, Inc.
                                   P.O. Box 2052
                                   Jersey City, NJ  07303

                                   Invest Financial Corp. SSRP
                                   FBO Ian G.  Clarke-Pounder
                                   32 Saint Laurent Dr.
                                   Hudson, NH  03051

                                   Invest Financial Corp. SSRP
                                   FBO Craig B. Cacase
                                   121 Fox Run Ct.
                                   Newington CT,  06111

                                   Invest Financial Corp.
                                   FBO Alfred J. Diorio
                                   1011 Olde Hickory Rd.
                                   Lancaster, PA  17601

                                   Invest Financial Corp. SSRP
                                   FBO Sandra L. Tressler
                                   23 Larkin Ln.
                                   Harwich, MA  02645

                                   Invest Financial Corp.
                                   FBO George R. Swyoert
                                   6316 Pine Ln.
                                   Lakeland, FL  33813

                                   Invest Financial Corp.
                                   FBO Mary L. Sanders
                                   1107 W. Charter St.
                                   Tampa, FL  33602

                                   Invest Financial Corp.
                                   FBO Debra S. Harrison
                                   4804 Ridge Point Dr.
                                   Tampa, FL  33624

                                   Invest Financial Corp.
                                   FBO Ryland E. Syverson
                                   3418 Belmont Rd.
                                   Grand Forks, ND  58201

Government                         NFSC FEBO
                                   Home Savings of America
                                   815 E. 6th St.

Fund                               Name and Address                                  Class                  Percentage
----                               ----------------                                  -----                  ----------

                                   Ontario, CA  91764

                                   BHC Securities Inc.
                                   Attn: Mutual Funds Dept.
                                   One Commerce Square
                                   Philadelphia, PA  19103

                                   Donald Lufkin Jenrette  Securities
                                   Corporation, Inc.
                                   P.O. Box 2052
                                   Jersey City,  NJ 07303

                                   MLPF&S
                                   4800 Deer Lake Dr. East
                                   Jacksonville, FL  32246

                                   Scudder Kemper Inc.
                                   Retirement Plan
                                   811 Main
                                   Kansas City, MO  64105

                                   Scudder Kemper Inc.
                                   Retirement Plan PS
                                   811 Main
                                   Kansas City,  MO 64105

Mortgage                           PaineWebber
                                   P.O. Box 3321
                                   Weehawken, NJ  07087-6727

                                   MLPF&S
                                   Attn. Fund Administration
                                   4800 Deer Lake Dr. East
                                   Jacksonville, FL  32246

                                   Robert W. Baird & Co. Inc.
                                   777 E. Wisconsin Ave
                                   Milwaukee,  WI 53202

                                   Morango Bandof Mission Indians
                                   Community Service Reserve Act11581
                                   Portrero Rd
                                   Banning  CA 92220

Short--Intermediate Government     National Financial Service Corp.
                                   One World Financial Center
                                   200 Liberty Street, 4th Floor
                                   New York, NY  10281-1003

                                   PaineWebber
                                   P.O. Box 3321
                                   Weehawken, NJ  07087-6727

                                   National Financial Service Corp.
                                   One World Financial Center
                                   200 Liberty Street
                                   New York,  NY 10281-1003

                                   First Trust Corp.
                                   P.O. Box 173201
                                   Denver, CO  80217

SHAREHOLDER RIGHTS

The Adjustable Rate, Diversified, Government, Income and Capital Funds, and High Yield Series are open-end management investment companies, organized as separate business trusts under the laws of Massachusetts. The Adjustable Rate Fund was organized as a business trust under the laws of Massachusetts on May 28, 1987. Prior to January 1, 1992, the Fund was known as "Kemper Enhanced Government Income Fund." The Diversified Fund was organized as a business trust under the laws of Massachusetts on October 24, 1985. Effective January 31, 1986, that Fund pursuant to a reorganization succeeded to the assets and liabilities of Kemper Option Income Fund, Inc., a Maryland corporation organized in 1977. Prior to February 1, 1989, the Fund was known as "Kemper Option Income Fund." The Government Fund was organized as a business trust under the laws of Massachusetts on October 24, 1985. Effective January 31, 1986, that Fund pursuant to a reorganization succeeded to the assets and liabilities of Kemper U.S. Government Securities Fund, Inc., a Maryland corporation (formerly known as Kemper Fund For Government Guaranteed Securities, Inc.) organized in 1980 as successor to a Pennsylvania business trust organized in 1977. The High Yield and Opportunity Funds are separate series, or "Portfolios," of Kemper High Yield Series. The High Yield Series was organized as a business trust under the laws of Massachusetts on October 24, 1985 with a single portfolio. Effective January 31, 1986, that Trust, pursuant to a reorganization succeeded to the assets and liabilities of Kemper High Yield Fund, Inc., a Maryland corporation organized in 1977. Prior to October 1, 1997, the Trust was known as Kemper High Yield Fund. The Income and Capital Fund was organized as a business trust under the laws of Massachusetts on October 24, 1985. Effective January 31, 1986, that Fund pursuant to a reorganization succeeded to the assets and liabilities of Kemper Income and Capital Preservation Fund, Inc., a Maryland corporation organized in 1972. The Mortgage and Short-Intermediate Government Funds are separate series, or "Portfolios", of Kemper Portfolios ("KP"), an open-end management investment company organized as a business trust under the laws of Massachusetts on August 9, 1985. Effective November 20, 1987, KP pursuant to a reorganization succeeded to the assets and liabilities of Investment Portfolios, Inc., a Maryland corporation organized on March 26, 1982. After such reorganization, KP was known as Investment Portfolios until February 1, 1991, and thereafter until May 28, 1994, as Kemper Investment Portfolios, when the name of KP became "Kemper Portfolios." Until December 1, 1989, the Mortgage Fund was known as the "Government Plus Portfolio" and prior to May 28, 1994, the Mortgage Fund was known as the "Government Portfolio." Prior to May 28, 1994, the Short-Intermediate Government Fund was known as the Short-Intermediate Government Portfolio. Each Fund is a diversified, registered open-end investment company.

Each Trust may issue an unlimited number of shares of beneficial interest in one or more series or "Portfolios," all having no par value, which may be divided by the Board of Trustees into classes of shares. The Board of Trustees of each Trust may authorize the issuance of additional classes and additional Portfolios if deemed desirable, each with its own investment objective, policies and restrictions. Since the Trusts may offer multiple Portfolios, each is known as a "series company." Shares of a Portfolio have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation of such Portfolio and are subject to any preferences, rights or privileges of any classes of shares of the Portfolio. Currently, each Portfolio offers four classes of shares. These are Class A, Class B and Class C shares, as well as Class I shares, which have different expenses, that may affect performance, and are available for purchase exclusively by the following investors: (a) tax-exempt retirement plans of Scudder Kemper and its affiliates; and (b) the following investment advisory clients of Scudder Kemper and its investment advisory affiliates that invest at least $1 million in a Portfolio: (1) unaffiliated benefit plans, such as qualified retirement plans (other than individual retirement accounts and self-directed retirement plans); (2) unaffiliated banks and insurance companies purchasing for their own accounts; and (3) endowment funds of unaffiliated non-profit organizations. Shares of each Portfolio have equal noncumulative voting rights except that Class B and Class C shares have separate and exclusive voting rights with respect to each Portfolio's Rule 12b-1 Plan. Shares of each class also have equal rights with respect to dividends, assets and liquidation subject to any preferences (such as resulting from different Rule 12b-1 distribution fees), rights or privileges of any classes of shares of a Portfolio. Shares of each Portfolio are fully paid and nonassessable when issued, are transferable without restriction and have no preemptive or conversion rights. The Trusts are not required to hold annual shareholder meetings and do not intend to do so. However, they will hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment management agreement. Subject to the Agreement and Declaration of Trust of each Trust, shareholders may remove trustees. If shares of more than one Portfolio for any Trust are outstanding, shareholders will vote by Portfolio and not in the aggregate or by class except when voting in the aggregate is required under the 1940 Act, such as for the election of trustees, or when voting by class is appropriate.

The Funds generally are not required to hold meetings of their shareholders. Under the Agreement and Declaration of Trust of each Fund ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which shareholder approval is required by the Investment Company Act of 1940 ("1940 Act"); (c) any termination of the Fund or a class to the extent and as provided in the Declaration of Trust; (d) any amendment of the Declaration of Trust (other than amendments changing the name of the Fund, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); (e) (with respect to the Mortgage and Short-Intermediate Government Funds only) as to whether a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class on behalf of the Fund or the shareholders, to the same extent as the stockholders of a Massachusetts business corporation; and (f) such additional matters as may be required by law, the Declaration of Trust, the Bylaws of the Fund, or any registration of the Fund with the Securities and Exchange Commission or any state, or as the trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions.

Each trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of a successor or until such trustee sooner dies, resigns, retires or is removed by a majority vote of the shares entitled to vote (as described below) or a majority of the trustees. In accordance with the 1940 Act (a) each Fund will hold a shareholder meeting for the election of trustees at such time as less than a majority of the trustees have been elected by shareholders, and (b) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders.


Trustees may be removed from office by a vote of the holders of a majority of the outstanding shares at a meeting called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the outstanding shares of a Fund stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, each Fund has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

Each Fund's Declaration of Trust provides that the presence at a shareholder meeting in person or by proxy of at least 30% of the shares entitled to vote on a matter shall constitute a quorum. Thus, a meeting of shareholders of a Fund could take place even if less than a majority of the shareholders were represented on its scheduled date. Shareholders would in such a case be permitted to take action which does not require a larger vote than a majority of a quorum, such as the election of trustees and ratification of the selection of auditors. Some matters requiring a larger vote under the Declaration of Trust, such as termination or reorganization of a Fund and certain amendments of the Declaration of Trust, would not be effected by this provision; nor would matters which under the 1940 Act require the vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.

Each Fund's Declaration of Trust specifically authorizes the Board of Trustees to terminate the Fund or any Portfolio or class by notice to the shareholders without shareholder approval.


Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of a Fund. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of each Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by a Fund or the Fund's trustees. Moreover, the Declaration of Trust provides for indemnification out of Fund property for all losses and expenses of any shareholder held personally liable for the obligations of a Fund and each Fund will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by Scudder Kemper remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and such Fund itself is unable to meet its obligations.


REPORT OF INDEPENDENT AUDITORS


To be Updated

APPENDIX -- RATINGS OF INVESTMENTS

                              COMMERCIAL PAPER RATINGS


Commercial paper rated by Standard & Poor's Corporation ("S&P") has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1 or A-2.

The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc. ("Moody's"). Among the factors considered by it in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1 or 2.


                                  CORPORATE BONDS

Standard & Poor's Corporation Bond Ratings

AAA. Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC, C. Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI. The rating CI is reserved for income bonds on which no interest is being paid.

D. Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

Moody's Investors Service, Inc. Bond Ratings


Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                            KEMPER HIGH YIELD SERIES:
                             KEMPER HIGH YIELD FUND
                       KEMPER HIGH YIELD OPPORTUNITY FUND

                                     PART C
                                     ------
                                OTHER INFORMATION
                                -----------------

Item 23       Exhibits
-------       --------

              (a)                       Amended and Restated Agreement and Declaration of Trust
                                        Incorporated by reference to Post-Effective Amendment No. 29 to
                                        Registrants Registration Statement to Form N-1A filed on November
                                        30, 1995

              (b)                       By-Laws

                                        Incorporated by reference to Post-Effective Amendment No. 29 to
                                        Registrants Registration Statement to Form N-1A filed on November
                                        30, 1995

              (c)                       Inapplicable

              (d)          (d)(1)       Investment Management Agreements dated December 31, 1997.
                                        Incorporated by reference to Post-Effective Amendment No. 34 to
                                        Registrants Registration Statement to Form N-1A filed on April 30,
                                        1998.

                           (d)(2)       Investment Management Agreements dated September 7, 1998.
                                        To be filed by Amendment

              (e)                       Underwriting Agreement dated September 7, 1998
                                        To be filed by Amendment

              (f)                       Inapplicable

              (g)          (g)(1)(a)    Custody Agreement (Form 1)
                                        Incorporated by reference to Post-Effective Amendment No. 29 to
                                        Registrants Registration Statement to Form N-1A filed on November
                                        30, 1995

                           (g)(1)(b)    Custody Agreement (Form 2)
                                        Incorporated by reference to Post-Effective Amendment No. 29 to
                                        Registrants Registration Statement to Form N-1A filed on November
                                        30, 1995

              (h)          (h)(1)       Agency Agreement
                                        Incorporated by reference to Post-Effective Amendment No. 29 to
                                        Registrants Registration Statement to Form N-1A filed on November
                                        30, 1995

                           (h)(1)(a)    Supplement to Agency Agreement
                                        Incorporated by reference to Post-Effective Amendment No. 32 to
                                        Registrants Registration Statement to Form N-1A filed on September
                                        23, 1997

                           (h)(2)       Administrative Agreement
                                        Incorporated by reference to Post-Effective Amendment No. 32 to

                                       4

                                        Registrants Registration Statement to Form N-1A filed on September
                                        23, 1997

              (i)                       Inapplicable

              (j)                       Consent of Independent Accountants
                                        To be filed by Amendment

              (k)                       Inapplicable

              (l)                       Inapplicable

              (m)                       Form of Amended and Restated 12b-1 Plan ( Class B and Class C
                                        shares)
                                        To be filed by Amendment

              (n)                       Financial Data Schedule
                                        To be filed by Amendment

              (o)                       Amended and Restated Written Instrument Establishing and
                                        Designating Separate Classes of Shares.
                                        Incorporated by reference to Post-Effective Amendment No. 30 filed on December 20, 1996.

Item 26.          Business or Other Connections of Investment Adviser
--------          ---------------------------------------------------

                  Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 28.

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------

Stephen R. Beckwith        Treasurer and Chief Financial Officer, Scudder Kemper Investments, Inc.**
                           Vice President and Treasurer, Scudder Fund Accounting Corporation*
                           Director, Scudder Stevens & Clark Corporation**
                           Director and Chairman, Scudder Defined Contribution Services, Inc.**
                           Director and President, Scudder Capital Asset Corporation**
                           Director and President, Scudder Capital Stock Corporation**
                           Director and President, Scudder Capital Planning Corporation**
                           Director and President, SS&C Investment Corporation**
                           Director and President, SIS Investment Corporation**
                           Director and President, SRV Investment Corporation**

Lynn S. Birdsong           Director and Vice President, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark (Luxembourg) S.A.#

Laurence W. Cheng          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, ZKI Holding Corporation xx

Rolf Huppi                 Director, Chairman of the Board, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, Chairman of the Board, Zurich Holding Company of America o
                           Director, ZKI Holding Corporation xx

                                       5

Kathryn L. Quirk           Chief Legal Officer, Chief Compliance Officer and Secretary, Scudder Kemper
                                 Investments, Inc.**
                           Director, Senior Vice President & Assistant Clerk, Scudder Investor Services, Inc.*
                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation*
                           Director & Assistant Clerk, Scudder Service Corporation*
                           Director, SFA, Inc.*
                           Vice President, Director & Assistant Secretary, Scudder Precious Metals, Inc.***
                           Director, Scudder, Stevens & Clark Japan, Inc.***
                           Director, Vice President and Secretary, Scudder, Stevens & Clark of Canada, Ltd.***
                           Director, Vice President and Secretary, Scudder Canada Investor Services Limited***
                           Director, Vice President and Secretary, Scudder Realty Advisers, Inc. x
                           Director and Secretary, Scudder, Stevens & Clark Corporation**
                           Director and Secretary, Scudder, Stevens & Clark Overseas Corporation oo
                           Director and Secretary, SFA, Inc.*
                           Director, Vice President and Secretary, Scudder Defined Contribution Services, Inc.**
                           Director, Vice President and Secretary, Scudder Capital Asset Corporation**
                           Director, Vice President and Secretary, Scudder Capital Stock Corporation**
                           Director, Vice President and Secretary, Scudder Capital Planning Corporation**
                           Director, Vice President and Secretary, SS&C Investment Corporation**
                           Director, Vice President and Secretary, SIS Investment Corporation**
                           Director, Vice President and Secretary, SRV Investment Corporation**
                           Director, Vice President and Secretary, Scudder Brokerage Services, Inc.*
                           Director, Korea Bond Fund Management Co., Ltd.+

Cornelia M. Small          Director and Vice President, Scudder Kemper Investments, Inc.**

Edmond D. Villani          Director, President and Chief Executive Officer, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark Japan, Inc.###
                           President and Director, Scudder, Stevens & Clark Overseas Corporation oo
                           President and Director, Scudder, Stevens & Clark Corporation**
                           Director, Scudder Realty Advisors, Inc.x
                           Director, IBJ Global Investment Management S.A. Luxembourg, Grand-Duchy of Luxembourg

         *        Two International Place, Boston, MA
         x        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C. Luxembourg B 34.564
         ***      Toronto, Ontario, Canada
         xxx      Grand Cayman, Cayman Islands, British West Indies
         oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         xx       222 S. Riverside, Chicago, IL
         o        Zurich Towers, 1400 American Ln., Schaumburg, IL
         +        P.O. Box 309, Upland House, S. Church St., Grand Cayman, British West Indies
         ##       Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland

Item 27.  Principal Underwriters
--------  ----------------------

         (a) Kemper Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter of the Kemper Funds.

         (b) Information on the officers and directors of Kemper Distributors, Inc., principal underwriter for the Registrant is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

         (1)                               (2)                                     (3)

                                           Position and Offices with               Positions and
         Name                              Kemper Distributors, Inc.               Offices with Registrant
         ----                              -------------------------               -----------------------

         James L. Greenawalt               President                               None

         Thomas W. Littauer                Director, Chief Executive Officer       Vice President

         Kathryn L. Quirk                  Director, Secretary, Chief Legal        Vice President
                                           Officer & Vice President

         James J. McGovern                 Chief Financial Officer & Vice          None
                                           President

         Linda J. Wondrack                 Vice President & Chief Compliance       None
                                           Officer

         Paula Gaccione                    Vice President                          None

         Michael E. Harrington             Vice President                          None

         Robert A. Rudell                  Vice President                          None

         William M. Thomas                 Vice President                          None

         Elizabeth C. Werth                Vice President                          Assistant Secretary

         Todd N. Gierke                    Assistant Treasurer                     None

         Philip J. Collora                 Assistant Secretary                     Vice President and
                                                                                   Secretary

         Paul J. Elmlinger                 Assistant Secretary                     None

         Diane E. Ratekin                  Assistant Secretary                     None

         Daniel Pierce                     Director, Chairman                      Trustee

         Mark S. Casady                    Director, Vice Chairman                 President

         Stephen R. Beckwith               Director                                None

         (c)  Not applicable

Item 28.  Location of Accounts and Records
--------  --------------------------------

Accounts, books and other documents are maintained at the offices of the Registrant, the offices of Registrant's investment adviser, Scudder Kemper Investments, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, at the offices of the Registrant's principal underwriter, Kemper Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606 or, in the case of records concerning custodial functions, at the offices of the custodian, Investors Fiduciary Trust Company ("IFTC"), 801 Pennsylvania Avenue, Kansas City, Missouri 64105 or, in the case of records concerning transfer agency functions, at the offices of IFTC and of the shareholder service agent, Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105.

Item 29.    Management Services
--------    -------------------

         Not applicable.

Item 30.   Undertakings
-------    ------------

         Not applicable.

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois, on the 28th day of October, 1998.

                                             KEMPER HIGH YIELD SERIES

                                             By  /s/Mark S. Casady
                                                 -------------------------
                                                 Mark S. Casady, President


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on September 30, 1998 on behalf of the following persons in the capacities indicated.

SIGNATURE                            TITLE                                 DATE
---------                            -----                                 ----
/s/Daniel Pierce                                                           October 28, 1998
-------------------------------
Daniel Pierce*                       Chairman and Trustee

/s/David W. Belin                                                          October 28, 1998
-------------------------------
David W. Belin*                      Trustee


/s/Lewis A. Burnham                                                        October 28, 1998
-------------------------------
Lewis A. Burnham*                    Trustee


/s/Donald L. Dunaway                                                       October 28, 1998
-------------------------------
Donald L. Dunaway*                   Trustee


/s/Robert B. Hoffman                                                       October 28, 1998
-------------------------------
Robert B. Hoffman*                   Trustee


/s/Donald R. Jones                                                         October 28, 1998
-------------------------------
Donald R. Jones*                     Trustee


/s/Shirley D. Peterson                                                    October 28, 1998
-------------------------------
Shirley D. Peterson*                 Trustee


/s/William P. Sommers                                                     October 28, 1998
-------------------------------
William P. Sommers*                  Trustee




SIGNATURE                            TITLE                                 DATE
---------                            -----                                 ----
/s/Edmond D. Villani                                                       October 28, 1998
-------------------------------
Edmond D. Villani*                   Trustee


/s/John R. Hebble                                                          October 28, 1998
-------------------------------
John R. Hebble                       Treasurer (Principal Financial and
                                     Accounting Officer)

*By:     /s/Philip J. Collora
         ------------------------------
         Philip J. Collora**

         **  Philip J. Collora signs this document
             pursuant to powers of attorney filed
             herewith.

                       POWER OF ATTORNEY

     The person whose signature appears below hereby appoints Kathryn L. Quirk, Caroline Pearson, and Philip J. Collora and each of them, any of whom may act without the joinder of the others, as such person's attorney-in-fact to sign and file on such person's behalf individually and in the capacity stated below such registration statements, amendments, post-effective amendments, exhibits, applications and other documents with the Securities and Exchange Commission or any other regulatory authority as may be desirable or necessary in connection with the public offering of shares of Kemper Portfolios, Kemper Adjustable Rate U.S. Government Fund, Kemper U.S. Government Securities Fund, Kemper Income and Capital Preservation Fund, Diversified Income Fund or Kemper High Yield Series.

Signature                             Title                        Date

/s/ David W. Belin                    Trustee                      July 21, 1998

                       POWER OF ATTORNEY
                       -----------------

The person whose signature appears below hereby appoints Kathryn L. Quirk, Caroline Pearson, and Philip J. Collora and each of them, any of whom may act without the joinder of the others, as such person's attorney-in-fact to sign and file on such person's behalf individually and in the capacity stated below such registration statements, amendments, post-effective amendments, exhibits, applications and other documents with the Securities and Exchange Commission or any other regulatory authority as may be desirable or necessary in connection with the public offering of shares of Kemper Portfolios, Kemper Adjustable Rate U.S. Government Fund, Kemper U.S. Government Securities Fund, Kemper Income and Capital Preservation Fund, Diversified Income Fund or Kemper High Yield Series.

Signature                             Title                        Date

/s/ Lewis A. Burnham                  Trustee                      July 21, 1998

                       POWER OF ATTORNEY
                       -----------------

The person whose signature appears below hereby appoints Kathryn L. Quirk, Caroline Pearson, and Philip J. Collora and each of them, any of whom may act without the joinder of the others, as such person's attorney-in-fact to sign and file on such person's behalf individually and in the capacity stated below such registration statements, amendments, post-effective amendments, exhibits, applications and other documents with the Securities and Exchange Commission or any other regulatory authority as may be desirable or necessary in connection with the public offering of shares of Kemper Portfolios, Kemper Adjustable Rate U.S. Government Fund, Kemper U.S. Government Securities Fund, Kemper Income and Capital Preservation Fund, Diversified Income Fund or Kemper High Yield Series.

Signature                             Title                        Date

/s/ Donald L. Dunaway                 Trustee                      July 21, 1998

                       POWER OF ATTORNEY
                       -----------------

The person whose signature appears below hereby appoints Kathryn L. Quirk, Caroline Pearson, and Philip J. Collora and each of them, any of whom may act without the joinder of the others, as such person's attorney-in-fact to sign and file on such person's behalf individually and in the capacity stated below such registration statements, amendments, post-effective amendments, exhibits, applications and other documents with the Securities and Exchange Commission or any other regulatory authority as may be desirable or necessary in connection with the public offering of shares of Kemper Portfolios, Kemper Adjustable Rate U.S. Government Fund, Kemper U.S. Government Securities Fund, Kemper Income and Capital Preservation Fund, Diversified Income Fund or Kemper High Yield Series.

Signature                             Title                        Date

/s/ Robert B. Hoffman                 Trustee                      July 21, 1998

                       POWER OF ATTORNEY
                       -----------------

The person whose signature appears below hereby appoints Kathryn L. Quirk, Caroline Pearson, and Philip J. Collora and each of them, any of whom may act without the joinder of the others, as such person's attorney-in-fact to sign and file on such person's behalf individually and in the capacity stated below such registration statements, amendments, post-effective amendments, exhibits, applications and other documents with the Securities and Exchange Commission or any other regulatory authority as may be desirable or necessary in connection with the public offering of shares of Kemper Portfolios, Kemper Adjustable Rate U.S. Government Fund, Kemper U.S. Government Securities Fund, Kemper Income and Capital Preservation Fund, Diversified Income Fund or Kemper High Yield Series.

Signature                             Title                        Date

/s/ Donald R. Jones                   Trustee                      July 21, 1998

                       POWER OF ATTORNEY
                       -----------------

The person whose signature appears below hereby appoints Kathryn L. Quirk, Caroline Pearson, and Philip J. Collora and each of them, any of whom may act without the joinder of the others, as such person's attorney-in-fact to sign and file on such person's behalf individually and in the capacity stated below such registration statements, amendments, post-effective amendments, exhibits, applications and other documents with the Securities and Exchange Commission or any other regulatory authority as may be desirable or necessary in connection with the public offering of shares of Kemper Portfolios, Kemper Adjustable Rate U.S. Government Fund, Kemper U.S. Government Securities Fund, Kemper Income and Capital Preservation Fund, Diversified Income Fund or Kemper High Yield Series.

Signature                             Title                        Date

/s/ Shirley D. Peterson               Trustee                      July 21, 1998

                       POWER OF ATTORNEY
                       -----------------

The person whose signature appears below hereby appoints Kathryn L. Quirk, Caroline Pearson, and Philip J. Collora and each of them, any of whom may act without the joinder of the others, as such person's attorney-in-fact to sign and file on such person's behalf individually and in the capacity stated below such registration statements, amendments, post-effective amendments, exhibits, applications and other documents with the Securities and Exchange Commission or any other regulatory authority as may be desirable or necessary in connection with the public offering of shares of Kemper Portfolios, Kemper Adjustable Rate U.S. Government Fund, Kemper U.S. Government Securities Fund, Kemper Income and Capital Preservation Fund, Diversified Income Fund or Kemper High Yield Series.

Signature                             Title                        Date

/s/ Daniel Pierce                     Trustee                      July 21, 1998

                       POWER OF ATTORNEY
                       -----------------

The person whose signature appears below hereby appoints Kathryn L. Quirk, Caroline Pearson, and Philip J. Collora and each of them, any of whom may act without the joinder of the others, as such person's attorney-in-fact to sign and file on such person's behalf individually and in the capacity stated below such registration statements, amendments, post-effective amendments, exhibits, applications and other documents with the Securities and Exchange Commission or any other regulatory authority as may be desirable or necessary in connection with the public offering of shares of Kemper Portfolios, Kemper Adjustable Rate U.S. Government Fund, Kemper U.S. Government Securities Fund, Kemper Income and Capital Preservation Fund, Diversified Income Fund or Kemper High Yield Series.

Signature                             Title                        Date

/s/ William P. Sommers                Trustee                      July 21, 1998

                       POWER OF ATTORNEY
                       -----------------

The person whose signature appears below hereby appoints Kathryn L. Quirk, Caroline Pearson, and Philip J. Collora and each of them, any of whom may act without the joinder of the others, as such person's attorney-in-fact to sign and file on such person's behalf individually and in the capacity stated below such registration statements, amendments, post-effective amendments, exhibits, applications and other documents with the Securities and Exchange Commission or any other regulatory authority as may be desirable or necessary in connection with the public offering of shares of Kemper Portfolios, Kemper Adjustable Rate U.S. Government Fund, Kemper U.S. Government Securities Fund, Kemper Income and Capital Preservation Fund, Diversified Income Fund or Kemper High Yield Series.

Signature                             Title                        Date

/s/ Edmond D. Villani                 Trustee                      July 21, 1998

                                                                File No. 2-60330
                                                               File No. 811-2786

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    EXHIBITS

                                       TO

                                    FORM N-1A

                         POST-EFFECTIVE AMENDMENT NO. 35
                                                      --
                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 35
                                              --
                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940

                            KEMPER HIGH YIELD SERIES

                            KEMPER HIGH YIELD SERIES

                                  EXHIBIT INDEX













                                       10